UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: December 31, 2009

                  Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 57.57%
AEROSPACE, DEFENSE: 0.12%
     2,793   RAYTHEON COMPANY                                                                                          $    133,980
                                                                                                                       ------------
APPAREL & ACCESSORY STORES: 0.40%
       630   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                           20,714
     3,453   GAP INCORPORATED                                                                                                73,894
     2,191   KOHL'S CORPORATION+                                                                                            124,997
     1,915   LIMITED BRANDS INCORPORATED                                                                                     32,536
     2,788   NIKE INCORPORATED CLASS B                                                                                      180,384
     1,181   NORDSTROM INCORPORATED<<                                                                                        36,068
                                                                                                                            468,593
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
       414   POLO RALPH LAUREN CORPORATION                                                                                   31,721
       639   VF CORPORATION                                                                                                  46,283
                                                                                                                             78,004
                                                                                                                       ------------
AUTO & TRUCKS: 0.14%
    23,106   FORD MOTOR COMPANY<<+                                                                                          166,594
                                                                                                                       ------------
AUTO PARTS & EQUIPMENT: 0.09%
     4,271   JOHNSON CONTROLS INCORPORATED                                                                                  109,167
                                                                                                                       ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.07%
       676   AUTONATION INCORPORATED<<+                                                                                      12,222
       231   AUTOZONE INCORPORATED+                                                                                          33,777
       980   O'REILLY AUTOMOTIVE INCORPORATED+                                                                               35,417
                                                                                                                             81,416
                                                                                                                       ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
       401   RYDER SYSTEM INCORPORATED                                                                                       15,663
                                                                                                                       ------------
BASIC MATERIALS: 0.02%
       566   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                 21,468
                                                                                                                       ------------
BIOPHARMACEUTICALS: 0.63%
     2,071   BIOGEN IDEC INCORPORATED+                                                                                      104,627
     3,289   CELGENE CORPORATION                                                                                            183,855
       535   CEPHALON INCORPORATED<<                                                                                         31,158
     1,938   GENZYME CORPORATION                                                                                            109,943
     6,486   GILEAD SCIENCES INCORPORATED                                                                                   302,118
                                                                                                                            731,701
                                                                                                                       ------------
BIOTECHNOLOGY: 0.43%
     7,284   AMGEN INCORPORATED+                                                                                            438,715
     1,264   LIFE TECHNOLOGIES CORPORATION<<                                                                                 58,839
                                                                                                                            497,554
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
     1,978   D.R. HORTON INCORPORATED                                                                                        22,569
       530   KB HOME<<                                                                                                        8,803
     1,106   LENNAR CORPORATION CLASS A                                                                                      15,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
     2,267   PULTE HOMES INCORPORATED<<                                                                                $     24,914
                                                                                                                             72,047
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.54%
       948   FASTENAL COMPANY<<                                                                                              36,688
    12,226   HOME DEPOT INCORPORATED                                                                                        325,701
    10,598   LOWE'S COMPANIES INCORPORATED                                                                                  221,922
       700   SHERWIN-WILLIAMS COMPANY<<                                                                                      42,112
                                                                                                                            626,423
                                                                                                                       ------------
BUSINESS SERVICES: 3.30%
     3,765   ADOBE SYSTEMS INCORPORATED<<+                                                                                  124,396
       700   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                              37,919
     1,647   AUTODESK INCORPORATED+                                                                                          39,199
     3,601   AUTOMATIC DATA PROCESSING INCORPORATED                                                                         141,519
     1,319   BMC SOFTWARE INCORPORATED+                                                                                      49,502
     2,855   CA INCORPORATED                                                                                                 62,781
     1,312   CITRIX SYSTEMS INCORPORATED                                                                                     51,470
     2,103   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A                                                              81,302
     1,088   COMPUTER SCIENCES CORPORATION+                                                                                  57,348
     1,703   COMPUWARE CORPORATION+                                                                                          12,483
       881   CONVERGYS CORPORATION                                                                                            8,757
       906   EQUIFAX INCORPORATED                                                                                            26,401
     2,234   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                           56,989
     1,107   FISERV INCORPORATED+                                                                                            53,357
     1,308   IMS HEALTH INCORPORATED                                                                                         20,078
     3,486   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                    26,215
     2,317   INTUIT INCORPORATED+                                                                                            66,035
     1,292   IRON MOUNTAIN INCORPORATED<<+                                                                                   34,445
     3,760   JUNIPER NETWORKS INCORPORATED                                                                                  101,595
       688   MASTERCARD INCORPORATED CLASS A                                                                                139,079
     1,127   MCAFEE INCORPORATED                                                                                             49,351
    55,607   MICROSOFT CORPORATION                                                                                        1,439,665
       903   MONSTER WORLDWIDE INCORPORATED                                                                                  15,784
     2,487   NOVELL INCORPORATED+                                                                                            11,216
     2,229   OMNICOM GROUP INCORPORATED                                                                                      82,339
    28,015   ORACLE CORPORATION                                                                                             583,833
     1,348   RED HAT INCORPORATED                                                                                            37,259
     1,089   ROBERT HALF INTERNATIONAL INCORPORATED                                                                          27,247
       782   SALESFORCE.COM INCORPORATED                                                                                     44,519
     5,403   SUN MICROSYSTEMS INCORPORATED+                                                                                  49,113
     5,842   SYMANTEC CORPORATION<<                                                                                          96,218
     1,414   TOTAL SYSTEM SERVICES INCORPORATED<<                                                                            22,780
     1,383   VERISIGN INCORPORATED<<+                                                                                        32,763
     8,556   YAHOO! INCORPORATED<<                                                                                          152,382
                                                                                                                          3,835,339
                                                                                                                       ------------
CASINO & GAMING: 0.07%
     2,125   INTERNATIONAL GAME TECHNOLOGY                                                                                   45,645
       494   WYNN RESORTS LIMITED<<+                                                                                         35,020
                                                                                                                             80,665
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS: 1.14%
     1,506   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                          116,835
       585   AIRGAS INCORPORATED                                                                                             28,296
       347   CF INDUSTRIES HOLDINGS INCORPORATED                                                                             29,922
     8,203   DOW CHEMICAL COMPANY                                                                                           213,852
     6,481   E.I. DU PONT DE NEMOURS & COMPANY                                                                              208,299

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
CHEMICALS & ALLIED PRODUCTS (continued)
       521   EASTMAN CHEMICAL COMPANY                                                                                  $     27,894
     1,698   ECOLAB INCORPORATED                                                                                             78,499
       519   FMC CORPORATION                                                                                                 29,194
     3,915   MONSANTO COMPANY                                                                                               303,021
     1,182   PPG INDUSTRIES INCORPORATED<<                                                                                   68,804
     2,200   PRAXAIR INCORPORATED                                                                                           179,718
       873   SIGMA-ALDRICH CORPORATION                                                                                       47,125
                                                                                                                          1,331,459
                                                                                                                       ------------
COAL MINING: 0.13%
     1,296   CONSOL ENERGY INCORPORATED                                                                                      58,463
       613   MASSEY ENERGY COMPANY                                                                                           17,097
     1,919   PEABODY ENERGY CORPORATION                                                                                      71,425
                                                                                                                            146,985
                                                                                                                       ------------
COMMERCIAL SERVICES: 0.06%
     2,304   PAYCHEX INCORPORATED                                                                                            66,931
                                                                                                                       ------------
COMMUNICATIONS: 2.99%
     2,830   AMERICAN TOWER CORPORATION CLASS A+                                                                            103,012
    42,321   AT&T INCORPORATED                                                                                            1,143,090
     2,132   CENTURYTEL INCORPORATED<<                                                                                       71,638
    20,585   COMCAST CORPORATION CLASS A                                                                                    347,681
     3,224   DIRECTV GROUP INCORPORATED<<+                                                                                   88,918
     1,869   METROPCS COMMUNICATIONS INCORPORATED                                                                            17,494
    16,127   NEWS CORPORATION CLASS A                                                                                       193,363
    10,633   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                               40,512
       639   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                       23,611
    20,628   SPRINT NEXTEL CORPORATION<<+                                                                                    81,481
     2,527   TIME WARNER CABLE INCORPORATED<<                                                                               108,888
     8,504   TIME WARNER INCORPORATED                                                                                       244,745
    20,375   VERIZON COMMUNICATIONS INCORPORATED                                                                            616,751
    13,331   WALT DISNEY COMPANY<<                                                                                          366,069
     3,132   WINDSTREAM CORPORATION                                                                                          31,727
                                                                                                                          3,478,980
                                                                                                                       ------------
COMPUTER SOFTWARE & SERVICES: 0.02%
     1,236   AKAMAI TECHNOLOGIES INCORPORATED                                                                                24,324
                                                                                                                       ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.03%
     1,422   QUANTA SERVICES INCORPORATED                                                                                    31,469
                                                                                                                       ------------
COSMETICS , PERSONAL CARE: 1.39%
     3,062   AVON PRODUCTS INCORPORATED                                                                                     103,986
     3,575   COLGATE-PALMOLIVE COMPANY<<                                                                                    272,701
       846   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                     31,370
    20,937   PROCTER & GAMBLE COMPANY                                                                                     1,212,671
                                                                                                                          1,620,728
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 4.59%
    62,058   BANK OF AMERICA CORPORATION                                                                                  1,050,021
     8,627   BANK OF NEW YORK MELLON CORPORATION                                                                            250,097
     4,889   BB&T CORPORATION<<                                                                                             133,176
    93,549   CITIGROUP INCORPORATED<<                                                                                       452,777
     1,083   COMERICA INCORPORATED                                                                                           32,133
     5,704   FIFTH THIRD BANCORP                                                                                             57,782
     1,569   FIRST HORIZON NATIONAL CORPORATION<<+                                                                           20,757

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
DEPOSITORY INSTITUTIONS (continued)
     3,383   HUDSON CITY BANCORP INCORPORATED                                                                          $     44,486
     4,764   HUNTINGTON BANCSHARES INCORPORATED<<                                                                            22,438
    28,208   JPMORGAN CHASE & COMPANY                                                                                     1,236,085
     6,301   KEYCORP<<                                                                                                       40,957
       592   M&T BANK CORPORATION                                                                                            36,893
     2,640   MARSHALL & ILSLEY CORPORATION                                                                                   21,305
     1,731   NORTHERN TRUST CORPORATION                                                                                     100,675
     3,309   PNC FINANCIAL SERVICES GROUP                                                                                   160,784
     8,522   REGIONS FINANCIAL CORPORATION<<                                                                                 52,922
     3,547   STATE STREET CORPORATION                                                                                       186,572
     3,578   SUNTRUST BANKS INCORPORATED                                                                                     80,684
    13,714   US BANCORP                                                                                                     299,788
    33,509   WELLS FARGO & COMPANY<<(L)                                                                                     944,284
     5,032   WESTERN UNION COMPANY                                                                                           95,205
       906   ZIONS BANCORPORATION<<                                                                                          16,281
                                                                                                                          5,336,102
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
     1,306   JANUS CAPITAL GROUP INCORPORATED                                                                                18,519
                                                                                                                       ------------
E-COMMERCE/SERVICES: 0.35%
     2,384   AMAZON.COM INCORPORATED<<                                                                                      222,570
     8,052   EBAY INCORPORATED                                                                                              190,108
                                                                                                                            412,678
                                                                                                                       ------------
EATING & DRINKING PLACES: 0.51%
     1,000   DARDEN RESTAURANTS INCORPORATED                                                                                 34,130
     7,828   MCDONALD'S CORPORATION<<                                                                                       446,744
     3,346   YUM! BRANDS INCORPORATED                                                                                       112,961
                                                                                                                            593,835
                                                                                                                       ------------
EDUCATIONAL SERVICES: 0.08%
       915   APOLLO GROUP INCORPORATED CLASS A                                                                               67,408
       444   DEVRY INCORPORATED                                                                                              24,562
                                                                                                                             91,970
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 2.41%
     4,784   AES CORPORATION+                                                                                                70,899
     1,215   ALLEGHENY ENERGY INCORPORATED                                                                                   32,222
     1,674   AMEREN CORPORATION                                                                                              42,319
     3,420   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                   105,986
     2,771   CENTERPOINT ENERGY INCORPORATED                                                                                 34,444
     1,642   CMS ENERGY CORPORATION<<                                                                                        22,003
     1,972   CONSOLIDATED EDISON INCORPORATED<<                                                                              80,734
     1,439   CONSTELLATION ENERGY GROUP INCORPORATED                                                                         46,580
     4,269   DOMINION RESOURCES INCORPORATED                                                                                147,281
     1,179   DTE ENERGY COMPANY                                                                                              41,430
     9,301   DUKE ENERGY CORPORATION                                                                                        146,398
     3,636   DYNEGY INCORPORATED CLASS A+                                                                                     9,272
     2,337   EDISON INTERNATIONAL                                                                                            78,476
     5,029   EL PASO CORPORATION<<                                                                                           51,899
     1,404   ENTERGY CORPORATION<<                                                                                          112,123
     4,727   EXELON CORPORATION                                                                                             234,554
     2,186   FIRSTENERGY CORPORATION                                                                                         99,944
     2,951   FPL GROUP INCORPORATED                                                                                         162,984
     2,240   FRONTIER COMMUNICATIONS CORPORATION                                                                             16,890
       548   INTEGRYS ENERGY GROUP INCORPORATED                                                                              19,668
       324   NICOR INCORPORATED                                                                                              11,855

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
     1,975   NISOURCE INCORPORATED                                                                                     $     27,433
     1,257   NORTHEAST UTILITIES                                                                                             29,841
     1,583   PEPCO HOLDINGS INCORPORATED                                                                                     23,555
     2,658   PG&E CORPORATION                                                                                               107,622
       725   PINNACLE WEST CAPITAL CORPORATION                                                                               23,795
     2,701   PPL CORPORATION                                                                                                 81,948
     2,003   PROGRESS ENERGY INCORPORATED                                                                                    78,237
     3,629   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                   114,096
     1,249   QUESTAR CORPORATION                                                                                             46,912
     2,312   REPUBLIC SERVICES INCORPORATED                                                                                  61,430
       790   SCANA CORPORATION                                                                                               27,571
     1,759   SEMPRA ENERGY                                                                                                   87,616
     4,633   SPECTRA ENERGY CORPORATION                                                                                      87,749
       610   STERICYCLE INCORPORATED+                                                                                        29,555
     1,533   TECO ENERGY INCORPORATED<<                                                                                      21,585
     5,710   THE SOUTHERN COMPANY                                                                                           180,836
     3,534   WASTE MANAGEMENT INCORPORATED                                                                                  105,384
       838   WISCONSIN ENERGY CORPORATION                                                                                    37,852
     3,268   XCEL ENERGY INCORPORATED                                                                                        62,876
                                                                                                                          2,803,854
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.73%
     4,022   ADVANCED MICRO DEVICES INCORPORATED<<+                                                                          22,765
     2,110   ALTERA CORPORATION<<                                                                                            43,276
     1,229   AMPHENOL CORPORATION CLASS A                                                                                    46,309
     2,091   ANALOG DEVICES INCORPORATED                                                                                     57,670
     3,094   BROADCOM CORPORATION CLASS A                                                                                    94,955
       656   CIENA CORPORATION+                                                                                              10,680
    41,373   CISCO SYSTEMS INCORPORATED                                                                                     973,920
     5,391   EMERSON ELECTRIC COMPANY                                                                                       216,071
    76,227   GENERAL ELECTRIC COMPANY                                                                                     1,251,647
       497   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                    16,838
       940   HARRIS CORPORATION                                                                                              35,344
     1,322   JABIL CIRCUIT INCORPORATED                                                                                      17,728
     1,556   JDS UNIPHASE CORPORATION+                                                                                       11,063
     1,224   KLA-TENCOR CORPORATION<<                                                                                        43,893
       836   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                        67,148
     1,594   LINEAR TECHNOLOGY CORPORATION<<                                                                                 44,042
     4,676   LSI LOGIC CORPORATION+                                                                                          25,671
     1,603   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                         26,658
     1,312   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                             34,768
     6,074   MICRON TECHNOLOGY INCORPORATED<<+                                                                               49,807
       974   MOLEX INCORPORATED                                                                                              20,337
    16,464   MOTOROLA INCORPORATED                                                                                          141,426
     1,678   NATIONAL SEMICONDUCTOR CORPORATION                                                                              23,945
     2,412   NETAPP INCORPORATED<<                                                                                           64,352
       699   NOVELLUS SYSTEMS INCORPORATED                                                                                   14,665
     3,929   NVIDIA CORPORATION                                                                                              59,053
       847   QLOGIC CORPORATION                                                                                              14,568
    11,923   QUALCOMM INCORPORATED                                                                                          536,297
     1,130   ROCKWELL COLLINS INCORPORATED                                                                                   57,404
     2,841   TELLABS INCORPORATED+                                                                                           19,660
     9,048   TEXAS INSTRUMENTS INCORPORATED                                                                                 214,347
       531   WHIRLPOOL CORPORATION<<                                                                                         37,149
     1,979   XILINX INCORPORATED                                                                                             46,348
                                                                                                                          4,339,804
                                                                                                                       ------------
ENGINEERING CONSTRUCTION: 0.06%
     1,290   FLUOR CORPORATION                                                                                               65,597
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.06%
       888   JACOBS ENGINEERING GROUP INCORPORATED+                                                                    $     40,804
     1,406   MOODY'S CORPORATION<<                                                                                           28,767
                                                                                                                             69,571
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.14%
       675   BALL CORPORATION<<                                                                                              33,210
     2,762   ILLINOIS TOOL WORKS INCORPORATED                                                                               117,965
       413   SNAP-ON INCORPORATED                                                                                            14,356
                                                                                                                            165,531
                                                                                                                       ------------
FOOD: 0.09%
     4,239   SYSCO CORPORATION                                                                                              105,339
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 2.46%
     4,605   ARCHER DANIELS MIDLAND COMPANY                                                                                 134,558
     1,382   CAMPBELL SOUP COMPANY                                                                                           45,081
     2,275   COCA-COLA ENTERPRISES INCORPORATED                                                                              48,708
     3,171   CONAGRA FOODS INCORPORATED                                                                                      68,747
     1,425   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                      21,589
     1,293   DEAN FOODS COMPANY+                                                                                             23,002
     1,822   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                           52,383
     2,334   GENERAL MILLS INCORPORATED                                                                                     150,263
     2,260   H.J. HEINZ COMPANY                                                                                              89,835
       500   HORMEL FOODS CORPORATION                                                                                        17,760
       853   JM SMUCKER COMPANY                                                                                              45,218
     1,839   KELLOGG COMPANY<<                                                                                               90,534
    10,580   KRAFT FOODS INCORPORATED CLASS A                                                                               277,937
       937   MCCORMICK & COMPANY INCORPORATED                                                                                31,802
     1,124   MOLSON COORS BREWING COMPANY<<                                                                                  54,716
     1,033   PEPSI BOTTLING GROUP INCORPORATED                                                                               37,643
    11,174   PEPSICO INCORPORATED                                                                                           655,467
     4,990   SARA LEE CORPORATION                                                                                            55,589
    16,623   THE COCA-COLA COMPANY                                                                                          892,655
     1,189   THE HERSHEY COMPANY                                                                                             46,205
     2,190   TYSON FOODS INCORPORATED CLASS A                                                                                27,660
                                                                                                                          2,867,352
                                                                                                                       ------------
FOOD STORES: 0.27%
     4,672   KROGER COMPANY                                                                                                  96,430
     2,987   SAFEWAY INCORPORATED                                                                                            58,904
     5,287   STARBUCKS CORPORATION+                                                                                         109,177
     1,520   SUPERVALU INCORPORATED                                                                                          22,891
     1,007   WHOLE FOODS MARKET INCORPORATED<<+                                                                              30,703
                                                                                                                            318,105
                                                                                                                       ------------
FORESTRY: 0.05%
     1,516   WEYERHAEUSER COMPANY<<                                                                                          55,561
                                                                                                                       ------------
FURNITURE & FIXTURES: 0.05%
     1,119   LEGGETT & PLATT INCORPORATED                                                                                    21,709
     2,576   MASCO CORPORATION                                                                                               33,282
                                                                                                                             54,991
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 1.12%
       592   BIG LOTS INCORPORATED+                                                                                          14,812
     1,002   FAMILY DOLLAR STORES INCORPORATED                                                                               26,453

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
GENERAL MERCHANDISE STORES (continued)
     1,691   JCPENNEY COMPANY INCORPORATED                                                                             $     57,071
     3,016   MACY'S INCORPORATED                                                                                             55,163
       357   SEARS HOLDINGS CORPORATION<<+                                                                                   23,316
     5,393   TARGET CORPORATION                                                                                             251,745
     3,040   TJX COMPANIES INCORPORATED                                                                                     112,936
    15,492   WAL-MART STORES INCORPORATED                                                                                   760,502
                                                                                                                          1,301,998
                                                                                                                       ------------
HEALTH CARE: 1.08%
     1,155   HOSPIRA INCORPORATED                                                                                            51,513
    19,767   JOHNSON & JOHNSON                                                                                            1,203,613
                                                                                                                          1,255,126
                                                                                                                       ------------
HEALTH SERVICES: 0.19%
     2,580   CARDINAL HEALTH INCORPORATED                                                                                    69,144
       746   DAVITA INCORPORATED+                                                                                            42,253
     1,216   HUMANA INCORPORATED+                                                                                            45,357
       776   LABORATORY CORPORATION OF AMERICA HOLDINGS<<                                                                    50,983
     3,105   TENET HEALTHCARE CORPORATION+                                                                                   18,257
                                                                                                                            225,994
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.63%
       839   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                               12,375
       573   AVALONBAY COMMUNITIES INCORPORATED<<                                                                            41,674
       994   BOSTON PROPERTIES INCORPORATED                                                                                  65,157
     1,965   EQUITY RESIDENTIAL<<                                                                                            60,326
     2,102   HCP INCORPORATED                                                                                                60,411
     4,331   HOST HOTELS & RESORTS INCORPORATED                                                                              50,976
     2,699   KIMCO REALTY CORPORATION                                                                                        35,195
     1,167   PLUM CREEK TIMBER COMPANY<<                                                                                     35,757
     3,176   PROLOGIS<<                                                                                                      37,858
       972   PUBLIC STORAGE INCORPORATED                                                                                     73,133
     2,044   SIMON PROPERTY GROUP INCORPORATED<<                                                                            141,915
     1,122   VENTAS INCORPORATED                                                                                             43,197
     1,119   VORNADO REALTY TRUST<<                                                                                          72,075
                                                                                                                            730,049
                                                                                                                       ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.14%
     1,878   BED BATH & BEYOND INCORPORATED<<                                                                                70,500
     2,448   BEST BUY COMPANY INCORPORATED                                                                                   91,849
                                                                                                                            162,349
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
     1,803   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                                   49,753
     1,340   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                              44,260
     1,281   WYNDHAM WORLDWIDE CORPORATION                                                                                   20,906
                                                                                                                            114,919
                                                                                                                       ------------
HOUSEHOLD PRODUCTS , WARE: 0.14%
       808   AVERY DENNISON CORPORATION                                                                                      29,096
       999   CLOROX COMPANY                                                                                                  58,761
     1,077   FORTUNE BRANDS INCORPORATED                                                                                     46,289
     1,991   NEWELL RUBBERMAID INCORPORATED<<                                                                                31,239
                                                                                                                            165,385
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.16%
     5,009   3M COMPANY                                                                                                $    369,664
     6,425   APPLE INCORPORATED+                                                                                          1,191,002
     9,566   APPLIED MATERIALS INCORPORATED                                                                                 128,184
     2,222   BAKER HUGHES INCORPORATED<<                                                                                     94,791
       431   BLACK & DECKER CORPORATION                                                                                      19,951
     1,577   CAMERON INTERNATIONAL CORPORATION                                                                               59,642
     4,456   CATERPILLAR INCORPORATED<<                                                                                     228,726
     1,447   CUMMINS INCORPORATED                                                                                            64,840
     3,033   DEERE & COMPANY                                                                                                130,176
    12,344   DELL INCORPORATED                                                                                              188,369
     1,335   DOVER CORPORATION                                                                                               51,745
     1,187   EATON CORPORATION                                                                                               67,172
    14,504   EMC CORPORATION+                                                                                               247,148
       401   FLOWSERVE CORPORATION                                                                                           39,515
       878   FMC TECHNOLOGIES INCORPORATED+                                                                                  45,867
     1,181   GAMESTOP CORPORATION CLASS A<<                                                                                  31,261
    17,007   HEWLETT-PACKARD COMPANY                                                                                        802,900
    40,154   INTEL CORPORATION                                                                                              785,814
     9,403   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                  1,124,693
       560   LEXMARK INTERNATIONAL INCORPORATED                                                                              12,062
       845   PALL CORPORATION                                                                                                27,277
     1,151   PARKER HANNIFIN CORPORATION                                                                                     59,668
     1,485   PITNEY BOWES INCORPORATED                                                                                       36,902
     1,628   SANDISK CORPORATION<<+                                                                                          35,328
     1,581   SMITH INTERNATIONAL INCORPORATED<<                                                                              45,375
       569   STANLEY WORKS                                                                                                   24,291
     1,232   TERADATA CORPORATION+                                                                                           33,905
     1,611   WESTERN DIGITAL CORPORATION+                                                                                    58,850
                                                                                                                          6,005,118
                                                                                                                       ------------
INFORMATION & BUSINESS SERVICES: 0.74%
     1,725   GOOGLE INCORPORATED CLASS A<<                                                                                  855,341
                                                                                                                       ------------
INSURANCE CARRIERS: 2.00%
     3,131   AETNA INCORPORATED                                                                                              87,136
     3,353   AFLAC INCORPORATED                                                                                             143,307
     3,847   ALLSTATE CORPORATION                                                                                           117,795
       965   AMERICAN INTERNATIONAL GROUP INCORPORATED+                                                                      42,575
     1,968   AON CORPORATION                                                                                                 80,078
       845   ASSURANT INCORPORATED                                                                                           27,091
     2,509   CHUBB CORPORATION                                                                                              126,479
     1,956   CIGNA CORPORATION                                                                                               54,944
     1,166   CINCINNATI FINANCIAL CORPORATION                                                                                30,304
     3,451   GENWORTH FINANCIAL INCORPORATED                                                                                 41,239
     2,756   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                                73,034
     1,363   LEUCADIA NATIONAL CORPORATION                                                                                   33,693
     2,166   LINCOLN NATIONAL CORPORATION                                                                                    56,121
     2,609   LOEWS CORPORATION                                                                                               89,358
     3,757   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                         92,911
     1,133   MBIA INCORPORATED<<+                                                                                             8,792
     5,872   METLIFE INCORPORATED                                                                                           223,547
     2,287   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                          62,641
     3,321   PRUDENTIAL FINANCIAL INCORPORATED                                                                              165,751
     4,867   THE PROGRESSIVE CORPORATION                                                                                     80,695
     4,071   THE TRAVELERS COMPANIES INCORPORATED                                                                           200,415
       593   TORCHMARK CORPORATION                                                                                           25,754
     8,338   UNITEDHEALTH GROUP INCORPORATED                                                                                208,784
     2,377   UNUMPROVIDENT CORPORATION                                                                                       50,963
     3,407   WELLPOINT INCORPORATED                                                                                         161,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
INSURANCE CARRIERS (continued)
     2,454   XL CAPITAL LIMITED CLASS A<<                                                                             $      42,847
                                                                                                                          2,327,610
                                                                                                                       ------------
LEATHER & LEATHER PRODUCTS: 0.06%
     2,281   COACH INCORPORATED                                                                                              75,091
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.78%
     2,475   AGILENT TECHNOLOGIES INCORPORATED+                                                                              68,879
     1,717   BECTON DICKINSON & COMPANY                                                                                     119,761
    10,813   BOSTON SCIENTIFIC CORPORATION<<                                                                                114,510
       700   C.R. BARD INCORPORATED                                                                                          55,027
     1,292   CAREFUSION CORPORATION+                                                                                         28,166
     1,857   DANAHER CORPORATION                                                                                            125,013
     1,065   DENTSPLY INTERNATIONAL INCORPORATED<<                                                                           36,785
     1,923   EASTMAN KODAK COMPANY<<                                                                                          9,192
     1,086   FLIR SYSTEMS INCORPORATED<<+                                                                                    30,375
       398   MILLIPORE CORPORATION+                                                                                          27,991
       837   PERKINELMER INCORPORATED<<                                                                                      16,104
     1,119   QUEST DIAGNOSTICS INCORPORATED                                                                                  58,401
     1,018   ROCKWELL AUTOMATION INCORPORATED                                                                                43,367
     1,252   TERADYNE INCORPORATED<<                                                                                         11,581
     2,927   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                         127,822
       685   WATERS CORPORATION                                                                                              38,264
                                                                                                                            911,238
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 0.43%
       272   INTUITIVE SURGICAL INCORPORATED<<                                                                               71,332
     7,939   MEDTRONIC INCORPORATED                                                                                         292,155
     2,496   ST. JUDE MEDICAL INCORPORATED+                                                                                  97,369
       900   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                            37,917
                                                                                                                            498,773
                                                                                                                       ------------
MEDICAL MANAGEMENT SERVICES: 0.31%
     1,072   COVENTRY HEALTH CARE INCORPORATED+                                                                              21,397
     1,968   EXPRESS SCRIPTS INCORPORATED                                                                                   152,677
     3,398   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                           187,943
                                                                                                                            362,017
                                                                                                                       ------------
MEDICAL PRODUCTS: 0.47%
     2,205   ALLERGAN INCORPORATED                                                                                          125,156
     4,323   BAXTER INTERNATIONAL INCORPORATED                                                                              246,454
     2,024   STRYKER CORPORATION                                                                                             91,950
     1,537   ZIMMER HOLDINGS INCORPORATED                                                                                    82,153
                                                                                                                            545,713
                                                                                                                       ------------
METAL MINING: 0.31%
     2,953   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                          202,605
     3,514   NEWMONT MINING CORPORATION                                                                                     154,686
                                                                                                                            357,291
                                                                                                                       ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
       896   VULCAN MATERIALS COMPANY<<                                                                                      48,447
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.06%
       903   HASBRO INCORPORATED                                                                                             25,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
     2,582   MATTEL INCORPORATED                                                                                       $     47,664
                                                                                                                             72,722
                                                                                                                       ------------
MISCELLANEOUS RETAIL: 0.83%
     3,119   COSTCO WHOLESALE CORPORATION<<                                                                                 176,099
    10,352   CVS CAREMARK CORPORATION                                                                                       369,980
     1,970   OFFICE DEPOT INCORPORATED                                                                                       13,041
       897   RADIOSHACK CORPORATION                                                                                          14,863
     5,181   STAPLES INCORPORATED                                                                                           120,303
     7,118   WALGREEN COMPANY                                                                                               266,711
                                                                                                                            960,997
                                                                                                                       ------------
MISCELLANEOUS SERVICES: 0.02%
       378   DUN & BRADSTREET CORPORATION                                                                                    28,471
                                                                                                                       ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.49%
     2,240   FEDEX CORPORATION                                                                                              168,493
     7,133   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                     402,801
                                                                                                                            571,294
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.46%
     8,530   AMERICAN EXPRESS COMPANY                                                                                       289,167
     3,263   CAPITAL ONE FINANCIAL CORPORATION<<                                                                            116,587
     3,842   DISCOVER FINANCIAL SERVICES                                                                                     62,356
     2,498   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                                        38,869
     3,354   SLM CORPORATION+                                                                                                29,247
                                                                                                                            536,226
                                                                                                                       ------------
OFFICE EQUIPMENT: 0.04%
     6,233   XEROX CORPORATION                                                                                               48,243
                                                                                                                       ------------
OIL & GAS EXTRACTION: 2.27%
     3,518   ANADARKO PETROLEUM CORPORATION                                                                                 220,684
     2,408   APACHE CORPORATION                                                                                             221,127
     2,095   BJ SERVICES COMPANY                                                                                             40,706
       743   CABOT OIL & GAS CORPORATION                                                                                     26,562
     4,602   CHESAPEAKE ENERGY CORPORATION                                                                                  130,697
     1,789   DENBURY RESOURCES INCORPORATED+                                                                                 27,068
     3,183   DEVON ENERGY CORPORATION                                                                                       214,311
       498   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                        47,569
     1,021   ENSCO INTERNATIONAL INCORPORATED<<                                                                              43,433
     1,807   EOG RESOURCES INCORPORATED                                                                                     150,903
       938   EQT CORPORATION                                                                                                 39,959
     2,037   NABORS INDUSTRIES LIMITED+                                                                                      42,573
     1,243   NOBLE ENERGY INCORPORATED                                                                                       81,988
     5,815   OCCIDENTAL PETROLEUM CORPORATION                                                                               455,896
       825   PIONEER NATURAL RESOURCES COMPANY                                                                               29,939
     1,128   RANGE RESOURCES CORPORATION                                                                                     55,678
       815   ROWAN COMPANIES INCORPORATED                                                                                    18,802
     8,592   SCHLUMBERGER LIMITED                                                                                           512,083
     2,471   SOUTHWESTERN ENERGY COMPANY+                                                                                   105,462
     4,161   XTO ENERGY INCORPORATED                                                                                        171,933
                                                                                                                          2,637,373
                                                                                                                       ------------
OIL & OIL SERVICES: 0.15%
     6,468   HALLIBURTON COMPANY                                                                                            175,412
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
OIL FIELD EQUIPMENT & SERVICES: 0.11%
     2,999   NATIONAL OILWELL VARCO INCORPORATED                                                                       $    129,347
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS: 0.12%
       774   BEMIS COMPANY INCORPORATED                                                                                      20,054
     3,104   INTERNATIONAL PAPER COMPANY                                                                                     69,002
     1,227   MEADWESTVACO CORPORATION                                                                                        27,374
       946   PACTIV CORPORATION+                                                                                             24,643
                                                                                                                            141,073
                                                                                                                       ------------
PERSONAL SERVICES: 0.06%
       942   CINTAS CORPORATION                                                                                              28,552
     2,405   H & R BLOCK INCORPORATED                                                                                        44,204
                                                                                                                             72,756
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.72%
    14,385   CHEVRON CORPORATION                                                                                          1,013,136
    10,636   CONOCOPHILLIPS                                                                                                 480,322
    34,472   EXXON MOBIL CORPORATION                                                                                      2,365,124
     2,087   HESS CORPORATION                                                                                               111,571
     5,076   MARATHON OIL CORPORATION                                                                                       161,932
     1,368   MURPHY OIL CORPORATION                                                                                          78,756
       838   SUNOCO INCORPORATED<<                                                                                           23,841
     1,001   TESORO PETROLEUM CORPORATION                                                                                    14,995
     4,036   VALERO ENERGY CORPORATION                                                                                       78,258
                                                                                                                          4,327,935
                                                                                                                       ------------
PHARMACEUTICALS: 3.00%
    11,088   ABBOTT LABORATORIES                                                                                            548,523
     2,132   AMERISOURCEBERGEN CORPORATION<<                                                                                 47,714
    14,209   BRISTOL-MYERS SQUIBB COMPANY                                                                                   319,987
     7,252   ELI LILLY & COMPANY                                                                                            239,534
     2,163   FOREST LABORATORIES INCORPORATED                                                                                63,679
     1,779   KING PHARMACEUTICALS INCORPORATED+                                                                              19,160
     1,909   MCKESSON CORPORATION                                                                                           113,681
    15,127   MERCK & COMPANY INCORPORATED<<                                                                                 478,467
     2,190   MYLAN LABORATORIES INCORPORATED<<+                                                                              35,062
    48,412   PFIZER INCORPORATED<<                                                                                          801,219
    11,720   SCHERING-PLOUGH CORPORATION                                                                                    331,090
       758   WATSON PHARMACEUTICALS INCORPORATED+                                                                            27,773
     9,576   WYETH                                                                                                          465,202
                                                                                                                          3,491,091
                                                                                                                       ------------
PIPELINES: 0.06%
     4,181   THE WILLIAMS COMPANIES INCORPORATED                                                                             74,714
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES: 0.34%
       784   AK STEEL HOLDING CORPORATION                                                                                    15,468
     6,989   ALCOA INCORPORATED<<                                                                                            91,696
       703   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                             24,598
     2,257   NUCOR CORPORATION                                                                                              106,102
     1,005   PRECISION CASTPARTS CORPORATION                                                                                102,379
       608   TITANIUM METALS CORPORATION<<                                                                                    5,831
     1,028   UNITED STATES STEEL CORPORATION<<                                                                               45,612
                                                                                                                            391,686
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.28%
     4,861   CBS CORPORATION CLASS B                                                                                   $     58,575
     1,683   GANNETT COMPANY INCORPORATED<<                                                                                  21,054
     2,258   MCGRAW-HILL COMPANIES INCORPORATED                                                                              56,766
       261   MEREDITH CORPORATION<<                                                                                           7,814
       829   NEW YORK TIMES COMPANY CLASS A                                                                                   6,731
     1,472   RR DONNELLEY & SONS COMPANY                                                                                     31,295
     4,353   VIACOM INCORPORATED CLASS B<<                                                                                  122,058
        44   WASHINGTON POST COMPANY CLASS B                                                                                 20,596
                                                                                                                            324,889
                                                                                                                       ------------
RAILROAD TRANSPORTATION: 0.51%
     1,878   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                       149,921
     2,812   CSX CORPORATION                                                                                                117,710
     2,637   NORFOLK SOUTHERN CORPORATION                                                                                   113,681
     3,617   UNION PACIFIC CORPORATION                                                                                      211,052
                                                                                                                            592,364
                                                                                                                       ------------
REAL ESTATE: 0.02%
     1,722   CB RICHARD ELLIS GROUP INCORPORATED CLASS A                                                                     20,216
                                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
       859   HEALTH CARE REIT INCORPORATED<<                                                                                 35,752
                                                                                                                       ------------
RETAIL-SPECIAL LINE: 0.03%
       890   TIFFANY & COMPANY<<                                                                                             34,292
                                                                                                                       ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
     1,138   SEALED AIR CORPORATION                                                                                          22,339
     1,735   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                             29,547
                                                                                                                             51,886
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.52%
     1,829   AMERIPRISE FINANCIAL INCORPORATED                                                                               66,448
     6,828   CHARLES SCHWAB CORPORATION                                                                                     130,756
       476   CME GROUP INCORPORATED                                                                                         146,698
     6,649   E*TRADE FINANCIAL CORPORATION<<+                                                                                11,636
       634   FEDERATED INVESTORS INCORPORATED CLASS B<<                                                                      16,719
     1,073   FRANKLIN RESOURCES INCORPORATED                                                                                107,944
     3,667   GOLDMAN SACHS GROUP INCORPORATED                                                                               676,011
       524   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                         50,928
     2,984   INVESCO LIMITED                                                                                                 67,916
     1,164   LEGG MASON INCORPORATED<<                                                                                       36,119
     9,749   MORGAN STANLEY                                                                                                 301,049
     1,017   NASDAQ STOCK MARKET INCORPORATED+                                                                               21,408
     1,865   NYSE EURONEXT INCORPORATED                                                                                      53,880
     1,837   T. ROWE PRICE GROUP INCORPORATED                                                                                83,951
                                                                                                                          1,771,463
                                                                                                                       ------------
SOFTWARE: 0.04%
     2,320   ELECTRONIC ARTS INCORPORATED                                                                                    44,196
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
    11,151   CORNING INCORPORATED                                                                                           170,722
     1,207   OWENS-ILLINOIS INCORPORATED                                                                                     44,538
                                                                                                                            215,260
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
TOBACCO PRODUCTS: 0.93%
    14,858   ALTRIA GROUP INCORPORATED                                                                                 $    264,621
     1,184   LORILLARD INCORPORATED                                                                                          87,971
    13,876   PHILIP MORRIS INTERNATIONAL                                                                                    676,316
     1,212   REYNOLDS AMERICAN INCORPORATED                                                                                  53,958
                                                                                                                          1,082,866
                                                                                                                       ------------
TRANSPORTATION BY AIR: 0.04%
     5,318   SOUTHWEST AIRLINES COMPANY                                                                                      51,053
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 1.47%
     5,210   BOEING COMPANY<<                                                                                               282,122
     2,762   GENERAL DYNAMICS CORPORATION                                                                                   178,425
     1,144   GENUINE PARTS COMPANY                                                                                           43,541
       889   GOODRICH CORPORATION                                                                                            48,308
     1,682   HARLEY-DAVIDSON INCORPORATED<<                                                                                  38,686
     5,394   HONEYWELL INTERNATIONAL INCORPORATED                                                                           200,387
     1,308   ITT CORPORATION                                                                                                 68,212
     2,315   LOCKHEED MARTIN CORPORATION                                                                                    180,755
     2,281   NORTHROP GRUMMAN CORPORATION                                                                                   118,042
     2,606   PACCAR INCORPORATED<<                                                                                           98,272
     1,938   TEXTRON INCORPORATED<<                                                                                          36,783
     6,751   UNITED TECHNOLOGIES CORPORATION                                                                                411,338
                                                                                                                          1,704,871
                                                                                                                       ------------
TRANSPORTATION SERVICES: 0.11%
     1,207   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                            69,704
     1,521   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                             53,463
                                                                                                                            123,167
                                                                                                                       ------------
TRAVEL & RECREATION: 0.12%
     3,142   CARNIVAL CORPORATION                                                                                           104,566
     1,510   EXPEDIA INCORPORATED                                                                                            36,165
                                                                                                                            140,731
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.03%
       788   BROWN-FORMAN CORPORATION CLASS B                                                                                37,997
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
     2,973   KIMBERLY-CLARK CORPORATION                                                                                     175,348
       666   PATTERSON COMPANIES INCORPORATED<<+                                                                             18,149
       448   W.W. GRAINGER INCORPORATED                                                                                      40,033
                                                                                                                            233,530
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $70,898,615)                                                                                   66,984,631
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
US TREASURY SECURITIES: 36.94%
US TREASURY BONDS: 36.94%
$3,046,000   US TREASURY BOND<<                                                                  6.25%    05/15/2030      3,986,453
 3,024,000   US TREASURY BOND<<                                                                  5.38     02/15/2031      3,592,890
 5,028,000   US TREASURY BOND<<                                                                  4.50     02/15/2036      5,400,384
 2,914,000   US TREASURY BOND<<                                                                  4.75     02/15/2037      3,251,386
 2,950,000   US TREASURY BOND<<                                                                  5.00     05/15/2037      3,418,773
 3,131,000   US TREASURY BOND<<                                                                  4.38     02/15/2038      3,298,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
US TREASURY BONDS (continued)
$4,211,000   US TREASURY BOND<<                                                                  4.50%    05/15/2038   $  4,531,432
 5,087,000   US TREASURY BOND<<                                                                  3.50     02/15/2039      4,608,507
 7,232,000   US TREASURY BOND<<                                                                  4.25     05/15/2039      7,481,721
 3,165,000   US TREASURY BOND<<                                                                  4.50     08/15/2039      3,412,266
                                                                                                                         42,982,126
                                                                                                                       ------------
TOTAL US TREASURY SECURITIES (COST $42,730,873)                                                                          42,982,126
                                                                                                                       ------------

  SHARES                                                                                         YIELD
----------                                                                                     --------
COLLATERAL FOR SECURITIES LENDING: 43.09%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 9.92%
 2,886,143   AIM STIT-LIQUID ASSETS PORTFOLIO                                                    0.28%(s)                 2,886,143
 2,886,143   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                        0.21(s)                  2,886,143
 2,886,143   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                          0.23(s)                  2,886,143
 2,886,143   DWS MONEY MARKET SERIES INSTITUTIONAL                                               0.27(s)                  2,886,143
                                                                                                                         11,544,572
                                                                                                                       ------------

                                                                                               INTEREST
 PRINCIPAL                                                                                       RATE
----------                                                                                     --------
COLLATERAL INVESTED IN OTHER ASSETS: 33.17%
$1,282,730   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23     10/23/2009      1,282,550
 1,282,730   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009      1,282,627
   962,048   AMSTEL FUNDING CORPORATION++(p)                                                     1.50     10/02/2009        962,007
 1,002,133   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009      1,002,084
   160,341   ARABELLA FINANCE LLC++(p)                                                           0.55     10/02/2009        160,339
   280,597   ARABELLA FINANCE LLC++(p)                                                           0.55     10/06/2009        280,576
 1,002,133   BANK OF IRELAND                                                                     0.53     10/01/2009      1,002,133
 1,042,218   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009      1,042,205
   962,048   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009        962,048
    44,094   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027         44,094
 1,242,645   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                               0.35     11/01/2026      1,242,645
   128,273   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028        128,273
   271,449   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008          4,479
   801,706   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009        801,674
   106,326   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038        106,326
   200,427   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030        200,427
 1,202,559   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,202,562)                           0.08     10/01/2009      1,202,559
   962,048   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009        962,048
   681,450   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037        681,450
   601,280   DEXIA DELAWARE LLC                                                                  0.27     10/06/2009        601,257
   400,853   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009        400,835
   160,341   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009        160,341
   360,768   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/02/2009        360,763
    60,128   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009         60,123
   601,280   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009        601,232
 1,202,559   FORTIS FUNDING LLC++                                                                0.25     10/22/2009      1,202,384
 1,202,559   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $1,202,561)                    0.07     10/01/2009      1,202,559
   538,948   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010        182,704
    66,141   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042         66,141
   324,691   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034        324,691
   114,644   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029        114,644
    80,171   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018         80,171
 1,242,645   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009      1,242,645
   440,938   IRISH LIFE & PERMANENT plc++                                                        0.53     10/06/2009        440,906
   280,597   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009        280,572

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$8,812,836   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
                SECURITIES (MATURITY VALUE $8,812,851)                                           0.06%    10/01/2009   $  8,812,836
   120,256   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025        120,256
   801,706   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009        801,571
   801,706   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009        801,706
   200,427   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.22     10/02/2009        200,425
 1,002,133   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034      1,002,133
   160,341   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028        160,341
   116,247   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036        116,247
   440,938   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009        440,938
    80,171   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018         80,171
   196,218   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034        196,218
   837,783   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                              0.30     10/13/2009        837,699
   412,879   RHEINGOLD SECURITISATION LIMITED++(p)                                               0.30     10/21/2009        412,810
   845,800   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/08/2009        845,756
   200,427   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009        200,409
   400,853   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009        400,814
   264,563   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032        264,563
 1,362,901   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009      1,362,901
   120,256   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040        120,256
   451,465   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008        207,674
   449,929   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.27     05/02/2008        206,968
   711,816   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008        327,433
                                                                                                                         38,592,637
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,240,479)                                                               50,137,209
                                                                                                                       ------------

  SHARES                                                                                         YIELD                     VALUE
----------                                                                                     --------                ------------
SHORT-TERM INVESTMENTS: 6.38%
 3,599,958   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                        0.22%(s)                 3,599,958
                                                                                                                       ------------

                                                                                               INTEREST
 PRINCIPAL                                                                                       RATE
----------                                                                                     --------
US TREASURY BILLS: 3.28%
$  110,000   US TREASURY BILL###                                                                 0.23%    11/05/2009        109,990
 1,545,000   US TREASURY BILL###                                                                 0.31     11/05/2009      1,544,855
    10,000   US TREASURY BILL###                                                                 2.33     11/05/2009          9,999
    25,000   US TREASURY BILL###                                                                 0.20     02/04/2010         24,990
 2,130,000   US TREASURY BILL###                                                                 0.27     02/04/2010      2,129,180
                                                                                                                          3,819,014
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,417,488)                                                                            7,418,972
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $172,287,455)*                                                                  143.98%                          $167,522,938
OTHER ASSETS AND LIABILITIES, NET                                                     (43.98)                           (51,172,822)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $116,350,116
                                                                                      ------                           ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $1,388,158.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT ASSET ALLOCATION FUND

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,599,958.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $177,732,928 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  12,914,066
GROSS UNREALIZED DEPRECIATION     (23,124,056)
                                -------------
NET UNREALIZED (DEPRECIATION)    ($10,209,990)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 97.26%
APPAREL & ACCESSORY STORES: 2.63%
     6,693   KOHL'S CORPORATION                                                                                        $    381,832
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.66%
     3,320   VF CORPORATION                                                                                                 240,468
                                                                                                                       ------------
BASIC MATERIALS: 2.18%
     8,344   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                316,488
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.56%
       356   NVR INCORPORATED+<<                                                                                            226,904
                                                                                                                       ------------
BUSINESS SERVICES: 9.59%
     4,940   FISERV INCORPORATED+                                                                                           238,108
     4,290   MANPOWER INCORPORATED                                                                                          243,286
    16,230   MICROSOFT CORPORATION                                                                                          420,195
    13,230   OMNICOM GROUP INCORPORATED<<                                                                                   488,716
                                                                                                                          1,390,305
                                                                                                                       ------------
COMMUNICATIONS: 2.70%
    17,372   VODAFONE GROUP PLC ADR<<                                                                                       390,870
                                                                                                                       ------------
COSMETICS, PERSONAL CARE: 5.25%
     9,070   AVON PRODUCTS INCORPORATED                                                                                     308,017
     5,940   COLGATE-PALMOLIVE COMPANY                                                                                      453,103
                                                                                                                            761,120
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 6.56%
    14,836   BANK OF AMERICA CORPORATION                                                                                    251,025
     6,125   JPMORGAN CHASE & COMPANY                                                                                       268,398
     8,210   STATE STREET CORPORATION                                                                                       431,846
                                                                                                                            951,269
                                                                                                                       ------------
EATING & DRINKING PLACES: 3.42%
     5,460   DARDEN RESTAURANTS INCORPORATED                                                                                186,350
     5,431   MCDONALD'S CORPORATION<<                                                                                       309,947
                                                                                                                            496,297
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 1.95%
    10,650   REPUBLIC SERVICES INCORPORATED                                                                                 282,971
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.88%
    50,150   FLEXTRONICS INTERNATIONAL LIMITED                                                                              374,119
    17,140   GENERAL ELECTRIC COMPANY                                                                                       281,439
     3,960   HUBBELL INCORPORATED CLASS B                                                                                   166,320
    12,350   MOLEX INCORPORATED CLASS A                                                                                     232,057
    10,462   TYCO ELECTRONICS LIMITED<<                                                                                     233,093
                                                                                                                          1,287,028
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.97%
     6,680   ILLINOIS TOOL WORKS INCORPORATED                                                                               285,303
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 2.19%
     5,160   DIAGEO PLC ADR                                                                                                 317,288
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

 SHARES      SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
HEALTH CARE: 2.85%
     6,790   JOHNSON & JOHNSON                                                                                         $    413,443
                                                                                                                       ------------
HEALTH SERVICES: 1.50%
     8,140   CARDINAL HEALTH INCORPORATED                                                                                   218,152
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.63%
        71   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                       235,933
                                                                                                                       ------------
HOUSEHOLD PRODUCTS, WARE: 3.07%
     8,190   AVERY DENNISON CORPORATION                                                                                     294,922
     4,130   HENKEL KGAA ADR                                                                                                150,745
                                                                                                                            445,667
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.90%
     6,960   DIEBOLD INCORPORATED                                                                                           229,193
     8,740   DOVER CORPORATION                                                                                              338,762
     4,700   EATON CORPORATION                                                                                              265,973
    12,550   PITNEY BOWES INCORPORATED                                                                                      311,868
                                                                                                                          1,145,796
                                                                                                                       ------------
INSURANCE CARRIERS: 6.19%
     6,760   ALLSTATE CORPORATION<<                                                                                         206,991
     3,990   AXIS CAPITAL HOLDINGS LIMITED                                                                                  120,418
     4,590   CHUBB CORPORATION                                                                                              231,382
    11,980   WILLIS GROUP HOLDINGS LIMITED                                                                                  338,076
                                                                                                                            896,867
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.82%
     1,770   BECTON DICKINSON & COMPANY                                                                                     123,458
    27,390   BOSTON SCIENTIFIC CORPORATION<<                                                                                290,060
     8,240   QUEST DIAGNOSTICS INCORPORATED                                                                                 430,046
                                                                                                                            843,564
                                                                                                                       ------------
MEDICAL PRODUCTS: 0.88%
     2,250   BAXTER INTERNATIONAL INCORPORATED                                                                              128,273
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.27%
     5,350   TYCO INTERNATIONAL LIMITED<<                                                                                   184,468
                                                                                                                       ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.92%
     4,940   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                     278,962
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.10%
    17,520   AMERICAN EXPRESS COMPANY                                                                                       593,928
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 5.02%
     3,000   CHEVRON CORPORATION                                                                                            211,290
     7,530   EXXON MOBIL CORPORATION<<                                                                                      516,633
                                                                                                                            727,923
                                                                                                                       ------------
TRAVEL & RECREATION: 2.46%
    10,720   CARNIVAL CORPORATION                                                                                           356,762
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS: 2.11%
     5,180   KIMBERLY-CLARK CORPORATION                                                                                     305,516
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

 SHARES      SECURITY NAME                                                                       YIELD                     VALUE
----------   -------------                                                                     --------                ------------
TOTAL COMMON STOCKS (COST $15,406,859)                                                                                   14,103,397
                                                                                                                       ------------
PREFERRED STOCKS: 1.71%
     5,790   HENKEL KGAA ADR (CHEMICALS & ALLIED PRODUCTS)                                     1.13%(t)                $    248,391
TOTAL PREFERRED STOCKS (COST $263,084)                                                                                      248,391
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING: 14.81%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.34%
   121,161   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  0.28%(s)                     121,161
   121,161   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      0.21(s)                      121,161
   121,161   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        0.23(s)                      121,161
   121,161   DWS MONEY MARKET SERIES INSTITUTIONAL                                             0.27(s)                      121,161
                                                                                                                            484,644
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 11.47%
$   59,027   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009         59,019
    59,027   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009         59,022
    38,834   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009         38,832
    46,600   BANK OF IRELAND                                                                     0.53     10/01/2009         46,600
     3,107   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009          3,107
     3,107   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009          3,106
    38,834   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009         38,834
     6,213   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027          6,213
     8,543   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028          8,543
    46,600   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009         46,598
     5,382   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008             89
     4,144   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008             68
    12,427   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009         12,426
     4,112   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038          4,112
    46,600   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009         46,594
    12,427   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030         12,427
    15,533   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,533)                                 0.08     10/01/2009         15,533
    46,600   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009         46,596
    38,834   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009         38,834
    27,960   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037         27,960
    21,747   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009         21,746
     7,767   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009          7,767
     2,330   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009          2,330
    54,367   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009         54,363
    54,367   FORTIS FUNDING LLC++                                                                0.25     10/22/2009         54,359
    41,519   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009         41,516
    15,533   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $15,533)                          0.07     10/01/2009         15,533
    18,920   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010          6,414
     2,563   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042          2,563
    23,300   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034         23,300
     7,767   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029          7,767
     3,107   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018          3,107
    60,580   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009         60,580
     6,213   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009          6,213
    40,138   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $40,138)                                                 0.06     10/01/2009         40,138
     4,660   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025          4,660
    13,374   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009         13,372
    22,578   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009         22,578
    51,649   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034         51,649

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   54,367   MATCHPOINT MASTER TRUST++(p)                                                        0.22%    10/16/2009   $     54,362
     6,679   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028          6,679
    49,707   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009         49,703
     5,903   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036          5,903
    23,300   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009         23,300
     3,107   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018          3,107
    38,834   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009         38,834
     9,879   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034          9,879
    54,367   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009         54,355
    46,600   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009         46,600
    54,367   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009         54,360
    46,600   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009         46,595
    54,367   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009         54,362
    35,727   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009         35,723
    46,600   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009         46,596
    54,367   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009         54,361
    13,980   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032         13,980
    48,154   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009         48,154
     4,660   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040          4,660
     6,759   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008          3,109
     3,925   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008          1,805
     4,796   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008          2,206
     7,783   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008          3,580
    46,600   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009         46,598
                                                                                                                          1,663,279
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,162,102)                                                                 2,147,923
                                                                                                                       ------------

  SHARES                                                                                         YIELD
----------                                                                                     --------
SHORT-TERM INVESTMENTS: 0.92%
   133,062   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                       0.22(s)                     133,062
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $133,062)                                                                                133,062
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $17,965,107)*                                                                   114.70%                          $ 16,632,773
OTHER ASSETS AND LIABILITIES, NET                                                     (14.70)                            (2,131,709)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 14,501,064
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $133,062.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT C&B LARGE CAP VALUE FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS $18,207,377 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $   953,820
GROSS UNREALIZED DEPRECIATION    (2,528,424)
                                -----------
NET UNREALIZED (DEPRECIATION)   ($1,574,604)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 98.71%
APPAREL & ACCESSORY STORES: 2.32%
    34,500   AMERICAN EAGLE OUTFITTERS INCORPORATED<<                                                                  $    581,667
    27,400   CARTER'S INCORPORATED+<<                                                                                       731,580
    20,000   URBAN OUTFITTERS INCORPORATED+<<                                                                               603,400
                                                                                                                          1,916,647
                                                                                                                       ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.14%
    64,422   ASBURY AUTOMOTIVE GROUP INCORPORATED+<<                                                                        816,871
    49,914   PENSKE AUTO GROUP INCORPORATED<<                                                                               957,351
                                                                                                                          1,774,222
                                                                                                                       ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.09%
    23,000   RYDER SYSTEM INCORPORATED<<                                                                                    898,380
                                                                                                                       ------------
BIOPHARMACEUTICALS: 1.69%
    12,700   ALEXION PHARMACEUTICALS INCORPORATED+                                                                          565,658
    14,300   CEPHALON INCORPORATED+<<                                                                                       832,832
                                                                                                                          1,398,490
                                                                                                                       ------------
BUSINESS SERVICES: 6.65%
   126,500   ACTIVISION BLIZZARD INCORPORATED+                                                                            1,567,335
    23,300   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                         1,423,164
    36,000   F5 NETWORKS INCORPORATED+                                                                                    1,426,680
    24,700   MCAFEE INCORPORATED+                                                                                         1,081,613
                                                                                                                          5,498,792
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS: 1.44%
    25,600   LIFE TECHNOLOGIES CORPORATION+                                                                               1,191,680
                                                                                                                       ------------
COMMUNICATIONS: 7.98%
    24,363   EQUINIX INCORPORATED+<<                                                                                      2,241,396
    33,400   GEOEYE INCORPORATED+                                                                                           895,120
    47,601   NEUTRAL TANDEM INCORPORATION+<<                                                                              1,083,399
    88,100   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                                    2,381,343
                                                                                                                          6,601,258
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT: 1.06%
    22,400   GENERAL CABLE CORPORATION+<<                                                                                   876,960
                                                                                                                       ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.29%
    53,329   ASIAINFO HOLDINGS INCORPORATED+                                                                              1,064,980
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 2.88%
   117,000   FIFTH THIRD BANCORP<<                                                                                        1,185,210
   184,188   KEYCORP<<                                                                                                    1,197,222
                                                                                                                          2,382,432
                                                                                                                       ------------
E-COMMERCE/SERVICES: 2.51%
    14,832   NETFLIX INCORPORATED+<<                                                                                        684,793
     8,400   PRICELINE.COM INCORPORATED+<<                                                                                1,392,888
                                                                                                                          2,077,681
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.60%
     4,500   A123 SYSTEM INCORPORATED+<<                                                                               $     95,940
    15,800   AMPHENOL CORPORATION CLASS A<<                                                                                 595,344
    62,500   GRAFTECH INTERNATIONAL LIMITED+                                                                                918,750
    78,500   MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                                     1,423,990
   152,900   MICRON TECHNOLOGY INCORPORATED+<<                                                                            1,253,780
    21,200   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                          954,000
   103,000   ON SEMICONDUCTOR CORPORATION+                                                                                  849,750
   104,600   PMC-SIERRA INCORPORATED+                                                                                       999,976
    53,972   SOLERA HOLDINGS INCORPORATED<<                                                                               1,679,069
                                                                                                                          8,770,599
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.26%
    20,500   FLUOR CORPORATION<<                                                                                          1,042,425
                                                                                                                       ------------
ENTERTAINMENT PRODUCTION: 1.45%
    41,676   DISCOVERY COMMUNICATIONS INCORPORATED - CLASS C+<<                                                           1,204,020
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 1.58%
    24,050   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                     787,878
    16,400   DIAMOND FOODS INCORPORATED<<                                                                                   520,208
                                                                                                                          1,308,086
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 1.05%
    23,900   BJ'S WHOLESALE CLUB INCORPORATED+                                                                              865,658
                                                                                                                       ------------
HEALTH SERVICES: 6.25%
    18,500   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                         590,705
    21,614   EMERGENCY MEDICAL SERVICES CORPORATION+                                                                      1,005,051
    30,800   LHC GROUP INCORPORATED+<<                                                                                      921,844
    23,900   MEDNAX INCORPORATED+                                                                                         1,312,588
    30,800   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                            824,208
    59,216   SUN HEALTHCARE GROUP INCORPORATED+<<                                                                           511,626
                                                                                                                          5,166,022
                                                                                                                       ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 1.79%
    34,418   FOSTER WHEELER AG<<                                                                                          1,098,278
    18,500   ORION MARINE GROUP INCORPROATED+                                                                               379,990
                                                                                                                          1,478,268
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 1.35%
    42,150   ASPEN INSURANCE HOLDINGS LIMITED<<                                                                           1,115,711
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.28%
   187,600   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                 1,474,536
    82,188   EMULEX CORPORATION+                                                                                            845,715
    11,700   FLOWSERVE CORPORATION<<                                                                                      1,152,918
    38,300   JOY GLOBAL INCORPORATED<<                                                                                    1,874,402
    34,572   MICROS SYSTEMS INCORPORATED+                                                                                 1,043,729
    53,000   NUANCE COMMUNICATIONS INCORPORATED+<<                                                                          792,880
    64,700   PALM INCORPORATED+<<                                                                                         1,127,721
    19,200   PARKER HANNIFIN CORPORATION<<                                                                                  995,328
    55,700   SEAGATE TECHNOLOGY<<                                                                                           847,197
                                                                                                                         10,154,426
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
INSURANCE CARRIERS: 0.77%
    17,382   ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                    $    633,922
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.88%
    18,050   EMDEON INCORPORATED+                                                                                           292,410
    70,300   ENDOLOGIX INCORPORATED+                                                                                        435,157
                                                                                                                            727,567
                                                                                                                       ------------
MEDICAL - WHOLESALE DRUG DISTRIBUTION: 1.14%
    42,000   AMERISOURCEBERGEN CORPORATION<<                                                                                939,960
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.02%
    20,200   NUVASIVE INCORPORATED+<<                                                                                       843,552
                                                                                                                       ------------
MEDICAL PRODUCTS: 1.25%
    24,300   ILLUMINA INCORPORATED+<<                                                                                     1,032,750
                                                                                                                       ------------
MISCELLANEOUS RETAIL: 1.93%
    25,700   DICK'S SPORTING GOODS INCORPORATED+                                                                            575,680
    55,900   HIBBETT SPORTS INCORPORATED+<<                                                                               1,019,057
                                                                                                                          1,594,737
                                                                                                                       ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.24%
    18,000   CON-WAY INCORPORATED<<                                                                                         689,760
    24,628   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                                    791,298
    12,200   OLD DOMINION FREIGHT LINE INCORPORATED+                                                                        371,246
                                                                                                                          1,852,304
                                                                                                                       ------------
OIL & GAS EXTRACTION: 7.93%
    36,900   ATWOOD OCEANICS INCORPORATED+<<                                                                              1,301,463
    53,800   CONCHO RESOURCES INCORPORATED+                                                                               1,954,016
    43,800   PETROHAWK ENERGY CORPORATION+                                                                                1,060,398
    26,500   PIONEER NATURAL RESOURCES COMPANY<<                                                                            961,685
    54,069   SWIFT ENERGY COMPANY+                                                                                        1,280,354
                                                                                                                          6,557,916
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES: 3.46%
    75,800   AK STEEL HOLDING CORPORATION<<                                                                               1,495,534
    89,300   STEEL DYNAMICS INCORPORATED<<                                                                                1,369,862
                                                                                                                          2,865,396
                                                                                                                       ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.71%
    34,700   THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          590,941
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.41%
    53,500   KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                                   1,163,625
                                                                                                                       ------------
TELECOMMUNICATIONS: 2.64%
   100,200   IRIDIUM COMMUNICATIONS INCORPORATED+                                                                         1,143,282
    74,700   VIRGIN MEDIA INCORPORATED<<                                                                                  1,039,824
                                                                                                                          2,183,106
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 3.71%
    32,400   AUTOLIV INCORPORATED<<                                                                                       1,088,640
   157,800   DANA HOLDING CORPORATION+                                                                                    1,074,618

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
TRANSPORTATION EQUIPMENT (continued)
    53,950   TRW AUTOMOTIVE HOLDINGS CORPORATION+<<                                                                    $    903,663
                                                                                                                          3,066,921
                                                                                                                       ------------
TRAVEL & RECREATION: 0.96%
    33,300   EXPEDIA INCORPORATED+<<                                                                                        797,535
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $70,635,817)                                                                                   81,636,969
                                                                                                                       ------------
RIGHTS: 0.00%
    90,400   SEAGATE TECHNOLOGY (COMPUTER HARDWARE)+(a)(i)                                                                        0
TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                       ------------

                                                                                                 YIELD
                                                                                               --------
COLLATERAL FOR SECURITIES LENDING: 27.24%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.99%
 1,238,065   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  0.28%(s)                   1,238,065
 1,238,065   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      0.21(s)                    1,238,065
 1,238,065   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        0.23(s)                    1,238,065
 1,238,065   DWS MONEY MARKET SERIES INSTITUTIONAL                                             0.27(s)                    1,238,065
                                                                                                                          4,952,260
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 21.25%
$  603,160   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009        603,075
   603,160   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009        603,112
   396,816   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009        396,796
   476,179   BANK OF IRELAND                                                                     0.53     10/01/2009        476,179
    31,745   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009         31,745
    31,745   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009         31,743
   396,816   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009        396,816
    63,491   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027         63,491
    87,299   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028         87,299
   476,179   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009        476,150
   235,946   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008          3,893
   181,654   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008          2,997
   126,981   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009        126,976
    42,023   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038         42,023
   476,179   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009        476,115
   126,981   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030        126,981
   158,726   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $158,726)                                0.08     10/01/2009        158,726
   476,179   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009        476,131
   396,816   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009        396,816
   285,707   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037        285,707
   222,217   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009        222,207
    79,363   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009         79,363
    23,809   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009         23,807
   555,542   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009        555,498
   555,542   FORTIS FUNDING LLC++                                                                0.25     10/22/2009        555,461
   424,260   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009        424,227
   158,726   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $158,726)                         0.07     10/01/2009        158,726
   829,398   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010        281,166
    26,190   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042         26,190
   238,089   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034        238,089
    79,363   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029         79,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   31,745   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36%    01/01/2018   $     31,745
   619,033   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009        619,033
    63,491   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009         63,485
   410,149   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $410,150)                                                0.06     10/01/2009        410,149
    47,618   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025         47,618
   136,663   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009        136,640
   230,709   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009        230,709
   527,765   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034        527,765
   555,542   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009        555,491
    68,252   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028         68,252
   507,924   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009        507,880
    60,316   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036         60,316
   238,089   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009        238,089
    31,745   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018         31,745
   396,816   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009        396,816
   100,950   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034        100,950
   555,542   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009        555,415
   476,179   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009        476,179
   555,542   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009        555,474
   476,179   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009        476,125
   555,542   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009        555,494
   365,071   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009        365,026
   476,179   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009        476,133
   555,542   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009        555,481
   142,854   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032        142,854
   492,052   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009        492,052
    47,618   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040         47,618
   296,298   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008        136,297
   172,060   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008         79,147
   210,244   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008         96,712
   341,209   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008        156,956
   476,179   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009        476,166
                                                                                                                         17,576,680
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,234,105)                                                               22,528,940
                                                                                                                       ------------

  SHARES                                                                                        YIELD
----------                                                                                     ------

SHORT-TERM INVESTMENTS: 2.22%
 1,840,114   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                       0.22(s)                   1,840,114
TOTAL SHORT-TERM INVESTMENTS (COST $1,840,114)                                                                            1,840,114
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $95,710,036)*                                                                   128.17%                          $106,006,023
OTHER ASSETS AND LIABILITIES, NET                                                     (28.17)                           (23,299,009)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 82,707,014
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT DISCOVERY FUND

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,840,114.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $97,224,066 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $12,637,230
GROSS UNREALIZED DEPRECIATION    (3,855,273)
                                -----------
NET UNREALIZED APPRECIATION     $ 8,781,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 98.71%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.89%
     6,625   VF CORPORATION<<                                                                                          $    479,845
                                                                                                                       ------------
BIOTECHNOLOGY: 0.57%
     5,125   AMGEN INCORPORATED+                                                                                            308,679
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.91%
    18,375   HOME DEPOT INCORPORATED<<                                                                                      489,510
                                                                                                                       ------------
BUSINESS SERVICES: 2.84%
    22,250   MICROSOFT CORPORATION<<                                                                                        576,053
    26,525   ORACLE CORPORATION<<                                                                                           552,781
    24,150   SYMANTEC CORPORATION<<                                                                                         397,751
                                                                                                                          1,526,585
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS: 2.96%
    11,360   AIR PRODUCTS & CHEMICALS INCORPORATED<<                                                                        881,309
    22,100   E.I. DU PONT DE NEMOURS & COMPANY<<                                                                            710,294
                                                                                                                          1,591,603
                                                                                                                       ------------
COMMUNICATIONS: 6.98%
    63,120   AT&T INCORPORATED<<                                                                                          1,704,871
     2,580   TIME WARNER CABLE INCORPORATED<<                                                                               111,172
    11,874   TIME WARNER INCORPORATED                                                                                       341,734
    39,224   VERIZON COMMUNICATIONS INCORPORATED<<                                                                        1,187,310
    14,800   WALT DISNEY COMPANY<<                                                                                          406,408
                                                                                                                          3,751,495
                                                                                                                       ------------
COSMETICS, PERSONAL CARE: 1.82%
     3,175   COLGATE-PALMOLIVE COMPANY<<                                                                                    242,189
    12,690   PROCTER & GAMBLE COMPANY<<                                                                                     735,005
                                                                                                                            977,194
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 14.37%
    98,603   BANK OF AMERICA CORPORATION<<                                                                                1,668,365
    42,501   BANK OF NEW YORK MELLON CORPORATION<<                                                                        1,232,104
    50,190   CITIGROUP INCORPORATED<<                                                                                       242,920
    59,895   JPMORGAN CHASE & COMPANY<<                                                                                   2,624,599
    14,725   STATE STREET CORPORATION<<                                                                                     774,535
    54,025   US BANCORP<<                                                                                                 1,180,987
                                                                                                                          7,723,510
                                                                                                                       ------------
EATING & DRINKING PLACES: 1.15%
    10,875   MCDONALD'S CORPORATION<<                                                                                       620,636
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 5.98%
    17,440   DOMINION RESOURCES INCORPORATED<<                                                                              601,680
     7,197   FIRSTENERGY CORPORATION<<                                                                                      329,047
    24,550   FPL GROUP INCORPORATED<<                                                                                     1,355,897
     9,425   MDU RESOURCES GROUP INCORPORATED<<                                                                             196,511
     3,200   PG&E CORPORATION<<                                                                                             129,568
    19,110   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                                 600,818
                                                                                                                          3,213,521
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.88%
    24,550   CISCO SYSTEMS INCORPORATED                                                                                $    577,907
    23,215   EMERSON ELECTRIC COMPANY<<                                                                                     930,457
    77,480   GENERAL ELECTRIC COMPANY<<                                                                                   1,272,222
    25,925   NOKIA OYJ ADR<<                                                                                                379,024
                                                                                                                          3,159,610
                                                                                                                       ------------
FOOD: 0.82%
    17,815   SYSCO CORPORATION<<                                                                                            442,703
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 2.33%
     8,400   MCCORMICK & COMPANY INCORPORATED<<                                                                             285,096
    16,440   PEPSICO INCORPORATED<<                                                                                         964,370
                                                                                                                          1,249,466
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 2.59%
    29,840   TARGET CORPORATION<<                                                                                         1,392,931
                                                                                                                       ------------
HEALTH CARE: 1.88%
    16,565   JOHNSON & JOHNSON<<                                                                                          1,008,643
                                                                                                                       ------------
HOUSEHOLD PRODUCTS, WARE: 0.84%
    10,520   FORTUNE BRANDS INCORPORATED<<                                                                                  452,150
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.13%
     9,584   3M COMPANY<<                                                                                                   707,299
    23,290   HEWLETT-PACKARD COMPANY<<                                                                                    1,099,521
    34,765   INTEL CORPORATION<<                                                                                            680,351
     6,760   INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                                  808,564
                                                                                                                          3,295,735
                                                                                                                       ------------
INSURANCE CARRIERS: 6.02%
    30,925   METLIFE INCORPORATED<<                                                                                       1,177,315
    13,200   PRUDENTIAL FINANCIAL INCORPORATED<<                                                                            658,812
    28,475   THE TRAVELERS COMPANIES INCORPORATED<<                                                                       1,401,824
                                                                                                                          3,237,951
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.89%
     6,840   BECTON DICKINSON & COMPANY<<                                                                                   477,090
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.12%
    16,300   MEDTRONIC INCORPORATED<<                                                                                       599,840
                                                                                                                       ------------
MISCELLANEOUS RETAIL: 2.55%
     8,800   COSTCO WHOLESALE CORPORATION<<                                                                                 496,848
    24,425   CVS CAREMARK CORPORATION<<                                                                                     872,950
                                                                                                                          1,369,798
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.97%
    19,770   AMERICAN EXPRESS COMPANY<<                                                                                     670,203
    10,850   CAPITAL ONE FINANCIAL CORPORATION<<                                                                            387,671
                                                                                                                          1,057,874
                                                                                                                       ------------
OIL & GAS EXTRACTION: 1.42%
     1,600   APACHE CORPORATION<<                                                                                           146,928

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
OIL & GAS EXTRACTION (continued)
    21,775   CHESAPEAKE ENERGY CORPORATION<<                                                                           $    618,410
                                                                                                                            765,338
                                                                                                                       ------------
OIL & OIL SERVICES: 1.70%
    33,675   HALLIBURTON COMPANY<<                                                                                          913,266
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.74%
    27,800   CHEVRON CORPORATION<<                                                                                        1,957,954
    35,400   CONOCOPHILLIPS<<                                                                                             1,598,664
    36,989   EXXON MOBIL CORPORATION<<                                                                                    2,537,815
    23,675   MARATHON OIL CORPORATION<<                                                                                     755,233
                                                                                                                          6,849,666
                                                                                                                       ------------
PHARMACEUTICALS: 5.54%
    18,300   ABBOTT LABORATORIES<<                                                                                          905,301
    27,850   BRISTOL-MYERS SQUIBB COMPANY<<                                                                                 627,182
    12,375   MERCK & COMPANY INCORPORATED<<                                                                                 391,421
    52,780   PFIZER INCORPORATED<<                                                                                          873,509
     6,375   SCHERING-PLOUGH CORPORATION<<                                                                                  180,094
                                                                                                                          2,977,507
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.98%
    14,434   AMERIPRISE FINANCIAL INCORPORATED<<                                                                            524,387
                                                                                                                       ------------
TOBACCO PRODUCTS: 0.71%
     7,795   PHILIP MORRIS INTERNATIONAL<<                                                                                  379,928
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 4.13%
    29,033   HONEYWELL INTERNATIONAL INCORPORATED<<                                                                       1,078,576
    18,700   UNITED TECHNOLOGIES CORPORATION<<                                                                            1,139,391
                                                                                                                          2,217,967
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $56,199,245)                                                                                   53,054,428
                                                                                                                       ------------

 PRINCIPAL                                                                                       YIELD
----------                                                                                     --------
COLLATERAL FOR SECURITIES LENDING: 6.54%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.48%
   198,561   AIM STIT-LIQUID ASSETS PORTFOLIO                                                    0.28%(s)                   198,561
   198,561   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                        0.21(s)                    198,561
   198,561   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                          0.23(s)                    198,561
   198,561   DWS MONEY MARKET SERIES INSTITUTIONAL                                               0.27(s)                    198,561
                                                                                                                            794,244
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 5.06%
$   96,735   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009         96,721
    96,735   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009         96,727
    63,641   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009         63,638
    76,370   BANK OF IRELAND                                                                     0.53     10/01/2009         76,370
     5,091   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009          5,091
     5,091   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009          5,091
    63,641   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009         63,641
    10,183   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027         10,183
    14,001   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028         14,001

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   76,370   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27%    10/09/2009   $     76,365
     7,015   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008            116
     5,401   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008             89
    20,365   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009         20,364
     6,740   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038          6,740
    76,370   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009         76,360
    20,365   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030         20,365
    25,457   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,457)                                 0.08     10/01/2009         25,457
    76,370   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009         76,362
    63,641   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009         63,641
    45,822   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037         45,822
    35,639   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009         35,638
    12,728   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009         12,728
     3,818   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009          3,818
    89,098   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009         89,091
    89,098   FORTIS FUNDING LLC++                                                                0.25     10/22/2009         89,085
    68,043   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009         68,038
    25,457   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $25,457)                          0.07     10/01/2009         25,457
    24,658   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010          8,359
     4,200   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042          4,200
    38,185   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034         38,185
    12,728   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029         12,728
     5,091   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018          5,091
    99,281   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009         99,281
    10,183   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009         10,182
    65,780   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $65,780)                                                 0.06     10/01/2009         65,780
     7,637   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025          7,637
    21,918   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009         21,914
    37,001   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009         37,001
    84,643   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034         84,643
    89,098   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009         89,090
    10,946   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028         10,946
    81,461   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009         81,454
     9,674   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036          9,674
    38,185   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009         38,185
     5,091   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018          5,091
    63,641   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009         63,641
    16,190   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034         16,190
    89,098   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009         89,078
    76,370   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009         76,370
    89,098   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009         89,087
    76,370   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009         76,361
    89,098   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009         89,090
    58,550   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009         58,543
    76,370   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009         76,362
    89,098   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009         89,088
    22,911   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032         22,911
    78,915   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009         78,915
     7,637   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040          7,637
     8,809   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008          4,052
     5,115   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008          2,353
     6,251   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008          2,875
    10,144   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008          4,666
    76,370   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009         76,371
                                                                                                                          2,720,030
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,574,886)                                                                 3,514,274
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT EQUITY INCOME FUND

  SHARES     SECURITY NAME                                                                       YIELD                     VALUE
----------   -------------                                                                     --------                ------------
SHORT-TERM INVESTMENTS: 1.44%
   775,037   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                        0.22%(s)              $    775,037
TOTAL SHORT-TERM INVESTMENTS (COST $775,037)                                                                                775,037
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $60,549,168)*                                                                   106.69%                          $ 57,343,739
OTHER ASSETS AND LIABILITIES, NET                                                      (6.69)                            (3,595,521)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 53,748,218
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $775,037.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $60,719,102 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  5,560,831
GROSS UNREALIZED DEPRECIATION     (8,936,194)
                                ------------
NET UNREALIZED DEPRECIATION      ($3,375,363)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 97.37%
AUSTRALIA: 1.87%
    14,929   AMP LIMITED (INSURANCE CARRIERS)                                                                          $     85,866
     1,495   ASX LIMITED (BUSINESS SERVICES)                                                                                 46,425
     2,697   NEWCREST MINING LIMITED (METAL MINING)                                                                          75,908
     8,205   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                                64,277
     1,882   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                               86,551
                                                                                                                            359,027
                                                                                                                       ------------
AUSTRIA: 0.22%
     1,466   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                                 41,919
                                                                                                                       ------------
BELGIUM: 0.86%
     7,326   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               40,309
     1,639   ANHEUSER-BUSCH INBEV NA (BREWERY)                                                                               74,843
       991   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                        49,778
                                                                                                                            164,930
                                                                                                                       ------------
BERMUDA: 0.40%
       698   PARTNERRE LIMITED (INSURANCE CARRIERS)<<                                                                        53,704
       435   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                             23,821
                                                                                                                             77,525
                                                                                                                       ------------
BRAZIL: 0.65%
     4,700   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                              124,318
                                                                                                                       ------------
CANADA: 4.10%
       968   AGNICO-EAGLE MINES LIMITED (METAL MINING)<<                                                                     65,679
     5,543   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                  125,882
     4,062   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                                      274,303
     2,959   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                      171,352
     1,368   GOLDCORP INCORPORATED (METAL MINING)                                                                            54,917
     1,399   RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             94,502
                                                                                                                            786,635
                                                                                                                       ------------
CHINA: 2.05%
     6,909   SINA CORPORATION (BUSINESS SERVICES)                                                                           262,266
     6,748   VANCEINFO TECHNOLOGIES INCORPORATED (BUSINESS SERVICES)<<                                                      131,181
                                                                                                                            393,447
                                                                                                                       ------------
DENMARK: 0.36%
       948   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                         68,672
                                                                                                                       ------------
FINLAND: 0.34%
     4,432   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     65,180
                                                                                                                       ------------
FRANCE: 9.47%
     1,743   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                                127,200
     8,007   AXA SA (INSURANCE CARRIERS)                                                                                    216,766
     1,997   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                       159,559
     3,521   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             182,655
     1,314   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                      103,084
     3,543   FRANCE TELECOM SA (COMMUNICATIONS)                                                                              94,387
     1,542   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                        155,089
     9,680   NATIXIS (DEPOSITORY INSTITUTIONS)                                                                               58,361
       585   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             52,502

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
FRANCE (continued)
     1,197   PPR SA (APPAREL & ACCESSORY STORES)                                                                       $    153,426
     1,820   PUBLICIS GROUPE (COMMUNICATIONS)                                                                                73,001
     2,272   SCOR REGROUPE (INSURANCE CARRIERS)                                                                              62,106
     1,721   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                     138,514
     1,873   TECHNIP SA (OIL & GAS EXTRACTION)                                                                              119,639
       820   TOTAL SA (OIL & GAS EXTRACTION)                                                                                 48,724
     2,337   VIVENDI SA (COMMUNICATIONS)                                                                                     72,313
                                                                                                                          1,817,326
                                                                                                                       ------------
GERMANY: 15.31%
     5,660   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                                 299,582
     1,118   AIXTRON AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    30,463
     1,152   ALLIANZ SE (INSURANCE CARRIERS)                                                                                143,916
     2,961   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                          156,898
     1,546   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                     107,122
    13,920   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                       176,506
     6,227   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                          313,510
     2,341   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                     179,662
     5,977   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               488,491
     3,821   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                      71,571
     3,473   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 203,239
       922   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                    70,240
    21,492   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                    121,242
     1,603   KLOECKNER & COMPANY (TRANSPORTATION BY AIR)                                                                     36,728
       963   LANXESS (CHEMICALS)                                                                                             33,187
       757   METRO AG (FOOD STORES)                                                                                          42,815
     1,299   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                             207,255
       713   SALZGITTER AG (STEEL PRODUCERS, PRODUCTS)                                                                       68,341
       906   SAP AG (BUSINESS SERVICES)                                                                                      44,123
     1,537   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                                 142,328
                                                                                                                          2,937,219
                                                                                                                       ------------
GREECE: 1.26%
    13,607   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    172,835
     1,898   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                            68,048
                                                                                                                            240,883
                                                                                                                       ------------
HONG KONG: 1.25%
    11,025   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                              107,546
       390   CHINA MOBILE LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      19,153
     3,053   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                                      55,348
     8,000   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                             57,754
                                                                                                                            239,801
                                                                                                                       ------------
IRELAND: 0.78%
     7,598   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                                36,330
     7,065   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                                   35,358
     9,153   EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                                      77,016
                                                                                                                            148,704
                                                                                                                       ------------
ISRAEL: 0.42%
     1,595   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                                 80,643
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
JAPAN: 16.74%
     1,800   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)   $     49,930
    14,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                113,073
     3,200   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           129,405
     3,500   ELPIDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            45,892
   156,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                                330,196
    30,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                      76,199
     9,600   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                       179,883
     4,400   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           139,698
     1,700   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                               49,240
    16,100   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                           86,450
    30,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                                   61,075
     1,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             18,292
    14,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                 127,734
    26,200   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     161,406
     1,160   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                         70,816
       125   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                           83,273
    14,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                         94,202
        22   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE - LIFE)                                                         63,207
    59,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     287,885
     2,150   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                                  58,202
     1,300   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        75,163
     1,300   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                      82,983
    52,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   272,846
    24,000   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        88,498
     5,100   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      202,830
     1,600   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                             151,863
       327   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                                    111,107
                                                                                                                          3,211,348
                                                                                                                       ------------
LUXEMBOURG: 0.88%
     4,493   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                167,988
                                                                                                                       ------------
NETHERLANDS: 5.94%
     1,950   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                               57,356
     2,555   BRUNEL INTERNATIONAL (BUSINESS SERVICES)                                                                        87,303
     1,455   HEINEKEN NV (BREWERY)                                                                                           67,080
    10,521   ING GROEP NV (FINANCIAL SERVICES)                                                                              187,831
     8,787   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                379,519
     4,601   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                          132,605
    11,022   USG PEOPLE NV (BUSINESS SERVICES)                                                                              228,550
                                                                                                                          1,140,244
                                                                                                                       ------------
RUSSIA: 0.39%
     4,207   MECHEL ADR (PRIMARY METAL INDUSTRIES)<<                                                                         75,642
                                                                                                                       ------------
SINGAPORE: 0.29%
     6,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                            56,565
                                                                                                                       ------------
SOUTH KOREA: 1.85%
        61   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   64,093
     1,180   POSCO ADR (PRIMARY METAL INDUSTRIES)<<                                                                         122,649
       244   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                            168,776
                                                                                                                            355,518
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
SPAIN: 3.62%
    10,661   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                              $    171,609
     2,282   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                              88,861
    21,869   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS,
             EXCHANGES & SERVICES)                                                                                          112,328
     2,450   GRIFOLS SA (HEALTH SERVICES)                                                                                    46,662
     2,443   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                     140,175
     4,906   TELEFONICA SA (COMMUNICATIONS)                                                                                 135,364
                                                                                                                            694,999
                                                                                                                       ------------
SWEDEN: 1.56%
     1,761   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
             FABRICS & SIMILAR MATERIALS)                                                                                    98,895
    15,049   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                                       151,540
     3,292   SKANSKA AB CLASS B (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                      48,308
                                                                                                                            298,743
                                                                                                                       ------------
SWITZERLAND: 8.81%
     9,005   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                               180,743
     1,513   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                                 93,951
     4,130   ADECCO SA (BUSINESS SERVICES)                                                                                  219,592
     4,439   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       246,302
     4,478   NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                            190,822
     2,333   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                      116,729
     1,048   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                               169,391
       778   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                           183,258
       962   TRANSOCEAN LIMITED (OIL & GAS EXTRACTION)                                                                       82,280
       868   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                              206,467
                                                                                                                          1,689,535
                                                                                                                       ------------
TAIWAN: 0.35%
     4,000   MEDIATEK INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                      66,692
                                                                                                                       ------------
UNITED KINGDOM: 17.60%
    14,607   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                      176,250
     2,495   ANGLO AMERICAN PLC (METAL MINING)                                                                               79,469
     7,987   ANTOFAGASTA PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                      96,946
    42,401   ASHTEAD GROUP PLC (TRANSPORTATION EQUIPMENT)                                                                    58,277
    65,337   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                         386,350
     6,973   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                            121,135
     9,771   BHP BILLITON PLC (COAL MINING)                                                                                 266,715
     9,155   BP PLC (OIL & GAS EXTRACTION)                                                                                   80,910
     5,475   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)                                                                     19,294
     8,514   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
             SIMILAR MATERIALS)                                                                                              68,510
     8,350   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                          107,157
     9,931   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      65,247
    79,430   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                            132,019
    35,637   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                    407,788
     6,478   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                                   43,762
     3,597   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
             PLACES)                                                                                                         46,707
     2,137   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   43,340
    13,441   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                           62,531
    36,097   MAN GROUP PLC (BUSINESS SERVICES)                                                                              191,065
     1,301   NEXT PLC (APPAREL & ACCESSORY STORES)                                                                           37,259
     1,289   RECKITT BENCKISER GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                       62,996
     7,503   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                              31,296
     3,339   RIO TINTO PLC (METAL MINING)                                                                                   142,398
     3,096   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                            89,285
     8,408   SAVILLS PLC (CONSULTING SERVICES)                                                                               44,693
     5,649   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                               139,212
     3,891   TRAVIS PERKINS PLC (BUSINESS SERVICES)                                                                          51,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
UNITED KINGDOM (continued)
    62,025   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       $    138,974
     8,264   WPP PLC (COMMUNICATION & INFORMATION)                                                                           70,923
     7,718   XSTRATA PLC (DIVERSIFIED MINING)                                                                               113,787
                                                                                                                          3,376,095
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $15,786,696)                                                                                   18,679,598
                                                                                                                       ------------
RIGHTS: 0.02%+
     1,997   BNP PARIBAS RIGHTS (DIVERSFIED FINANCIAL INSTITUTIONS)                                                           4,325
TOTAL RIGHTS (COST $0)                                                                                                        4,325
                                                                                                                       ------------

                                                                                                 YIELD                        VALUE
                                                                                               --------                ------------
PREFERRED STOCKS: 1.09%
     1,802   VOLKSWAGEN AG (AUTOMOTIVE)                                                          2.52%(t)                   209,876
TOTAL PREFERRED STOCKS (COST $136,478)                                                                                      209,876
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING: 2.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.48%
    23,025   AIM STIT-LIQUID ASSETS PORTFOLIO                                                    0.28%(s)                    23,025
    23,025   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                        0.21(s)                     23,025
    23,025   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                          0.23(s)                     23,025
    23,025   DWS MONEY MARKET SERIES INSTITUTIONAL                                               0.27(s)                     23,025
                                                                                                                             92,100
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE          VALUE
----------                                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.65%
$   11,217   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009         11,216
    11,217   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009         11,217
     7,380   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009          7,380
     8,856   BANK OF IRELAND                                                                     0.53     10/01/2009          8,856
       590   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009            590
       590   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009            590
     7,380   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009          7,380
     1,181   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027          1,181
     1,624   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028          1,624
     8,856   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009          8,855
       967   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008             16
       745   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008             12
     2,362   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009          2,361
       782   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038            782
     8,856   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009          8,855
     2,362   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030          2,362
     2,952   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,952)                                  0.08     10/01/2009          2,952
     8,856   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009          8,855
     7,380   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009          7,380
     5,314   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037          5,314
     4,133   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009          4,133
     1,476   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009          1,476
       443   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009            443
    10,332   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009         10,331
    10,332   FORTIS FUNDING LLC++                                                                0.25     10/22/2009         10,330
     7,890   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009          7,890
     2,952   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $2,952)                           0.07     10/01/2009          2,952
     3,399   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010          1,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      487   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36%    11/01/2042   $        487
     4,428   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034          4,428
     1,476   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029          1,476
       590   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018            590
    11,513   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009         11,513
     1,181   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009          1,181
     7,628   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $7,628)                                                  0.06     10/01/2009          7,628
       886   KANSAS CITY MO SECIAL OBLIGATION+/-ss                                               0.36     04/15/2025            886
     2,542   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009          2,541
     4,291   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009          4,291
     9,815   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034          9,815
    10,332   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009         10,331
     1,269   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028          1,269
     9,446   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009          9,445
     1,122   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036          1,122
     4,428   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009          4,428
       590   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018            590
     7,380   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009          7,380
     1,877   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034          1,877
    10,332   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009         10,330
     8,856   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009          8,856
    10,332   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009         10,331
     8,856   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009          8,855
    10,332   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009         10,331
     6,790   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009          6,789
     8,856   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009          8,855
    10,332   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009         10,331
     2,657   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032          2,657
     9,151   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009          9,151
       886   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040            886
     1,214   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008            559
       705   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008            324
       862   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008            396
     1,398   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008            643
     8,856   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009          8,854
                                                                                                                            315,911
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $409,517)                                                                     408,011
                                                                                                                       ------------

  SHARES
----------
SHORT-TERM INVESTMENTS: 0.61%
   115,942   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                   115,942
TOTAL SHORT-TERM INVESTMENTS (COST $115,942)                                                                                115,942
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,448,633)*                                                                   101.22%                          $ 19,417,752
OTHER ASSETS AND LIABILITIES, NET                                                      (1.22)                              (234,107)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 19,183,645
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT INTERNATIONAL CORE FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $115,942.

(t)  RATE SHOWN IS THE ANNUAL YIELD AT PERIOD END.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $16,565,925 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $3,203,226
GROSS UNREALIZED DEPRECIATION     (351,399)
                                ----------
NET UNREALIZED APPRECIATION     $2,851,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 98.90%
AUTO PARTS & EQUIPMENT: 2.41%
    10,000   JOHNSON CONTROLS INCORPORATED<<                                                                           $    255,599
                                                                                                                       ------------
BIOPHARMACEUTICALS: 0.86%
     1,600   GENZYME CORPORATION                                                                                             90,768
                                                                                                                       ------------
BUSINESS SERVICES: 9.99%
    13,900   MICROSOFT CORPORATION<<                                                                                        359,871
    24,200   MONSTER WORLDWIDE INCORPORATED                                                                                 423,016
    15,500   YAHOO! INCORPORATED                                                                                            276,055
                                                                                                                          1,058,942
                                                                                                                       ------------
COMMUNICATIONS: 3.11%
    12,000   WALT DISNEY COMPANY<<                                                                                          329,520
                                                                                                                       ------------
COSMETICS, PERSONAL CARE: 0.55%
     1,000   PROCTER & GAMBLE COMPANY<<                                                                                       57,920
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 12.40%
    22,228   BANK OF AMERICA CORPORATION<<                                                                                  376,098
     7,000   BANK OF NEW YORK MELLON CORPORATION<<                                                                          202,930
     8,300   JPMORGAN CHASE & COMPANY<<                                                                                     363,706
    19,600   WESTERN UNION COMPANY<<                                                                                        370,832
                                                                                                                          1,313,566
                                                                                                                       ------------
E-COMMERCE/SERVICES: 3.34%
    15,000    EBAY INCORPORATED                                                                                             354,150
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.42%
    11,000   ANALOG DEVICES INCORPORATED<<                                                                                  303,380
    15,400   CISCO SYSTEMS INCORPORATED                                                                                     362,516
    16,700   NOVELLUS SYSTEMS INCORPORATED                                                                                  350,366
     8,700   TYCO ELECTRONICS LIMITED<<                                                                                     193,836
                                                                                                                          1,210,098
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 1.11%
     2,200   THE COCA-COLA COMPANY<<                                                                                        118,140
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 2.18%
     4,700   WAL-MART STORES INCORPORATED<<                                                                                 230,723
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.23%
     1,000   DEERE & COMPANY<<                                                                                               42,920
    26,600   DELL INCORPORATED                                                                                              405,916
                                                                                                                            448,836
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.00%
     4,900   COVIDIEN PLC<<                                                                                                 211,974
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.04%
     3,000   MEDTRONIC INCORPORATED<<                                                                                       110,400
                                                                                                                       ------------
MEDICAL PRODUCTS: 0.96%
     1,900   ZIMMER HOLDINGS INCORPORATED                                                                                   101,555
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.45%
    10,600   TYCO INTERNATIONAL LIMITED<<                                                                              $    365,488
                                                                                                                       ------------
MISCELLANEOUS RETAIL: 6.98%
    15,700   STAPLES INCORPORATED<<                                                                                         364,554
    10,000   WALGREEN COMPANY<<                                                                                             374,700
                                                                                                                            739,254
                                                                                                                       ------------
MISCELLANEOUS SERVICES: 0.85%
     1,200   DUN & BRADSTREET CORPORATION<<                                                                                  90,384
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.08%
     6,500   AMERICAN EXPRESS COMPANY<<                                                                                     220,350
                                                                                                                       ------------
OIL & GAS EXTRACTION: 3.91%
     6,150   DEVON ENERGY CORPORATION<<                                                                                     414,080
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.68%
     4,850   CHEVRON CORPORATION<<                                                                                          341,586
     8,100   CONOCOPHILLIPS<<                                                                                               365,796
    16,400   VALERO ENERGY CORPORATION<<                                                                                    317,996
                                                                                                                          1,025,378
                                                                                                                       ------------
PHARMACEUTICALS: 2.46%
    11,600   BRISTOL-MYERS SQUIBB COMPANY<<                                                                                 261,232
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES: 2.91%
    23,500   ALCOA INCORPORATED<<                                                                                           308,320
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.75%
    11,600   MCGRAW-HILL COMPANIES INCORPORATED<<                                                                           291,624
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.35%
    11,500   MORGAN STANLEY<<                                                                                               355,120
                                                                                                                       ------------
TELECOMMUNICATIONS EQUIPMENT: 1.68%
    11,600   CORNING INCORPORATED<<                                                                                         177,596
                                                                                                                       ------------
TRAVEL & RECREATION: 3.20%
    10,200   CARNIVAL CORPORATION<<                                                                                         339,456
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $12,412,747)                                                                                   10,480,473
                                                                                                                       ------------

                                                                                                 YIELD
                                                                                               --------
COLLATERAL FOR SECURITIES LENDING: 12.95%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.89%
    76,463   AIM STIT-LIQUID ASSETS PORTFOLIO                                                   0.28%(s)                     76,463
    76,463   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                       0.21(s)                      76,463
    76,463   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                         0.23(s)                      76,463
    76,463   DWS MONEY MARKET SERIES INSTITUTIONAL                                              0.27(s)                      76,463
                                                                                                                            305,852
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
PRINCIPAL                                                                                        RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 10.06%
$   37,251   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009         37,246
    37,251   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009         37,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   24,507   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22%    10/09/2009   $     24,506
    29,409   BANK OF IRELAND                                                                     0.53     10/01/2009         29,409
     1,961   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009          1,961
     1,961   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009          1,960
    24,507   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009         24,507
     3,921   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027          3,921
     5,392   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028          5,392
    29,409   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009         29,407
     8,442   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008            139
     6,500   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008            107
     7,842   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009          7,842
     2,595   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038          2,595
    29,409   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009         29,405
     7,842   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030          7,842
     9,803   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,803)                               0.08     10/01/2009          9,803
    29,409   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009         29,406
    24,507   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009         24,507
    17,645   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037         17,645
    13,724   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009         13,724
     4,901   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009          4,901
     1,470   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009          1,470
    34,310   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009         34,308
    34,310   FORTIS FUNDING LLC++                                                                0.25     10/22/2009         34,305
    26,202   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009         26,200
     9,803   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $9,803)                           0.07     10/01/2009          9,803
    29,676   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010         10,060
     1,617   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042          1,617
    14,704   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034         14,704
     4,901   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029          4,901
     1,961   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018          1,961
    38,232   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009         38,232
     3,921   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009          3,921
    25,331   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $25,331)                                                 0.06     10/01/2009         25,331
     2,941   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025          2,941
     8,440   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009          8,439
    14,249   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009         14,249
    32,595   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034         32,595
    34,310   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009         34,307
     4,215   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028          4,215
    31,369   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009         31,367
     3,725   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036          3,725
    14,704   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009         14,704
     1,961   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018          1,961
    24,507   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009         24,507
     6,235   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034          6,235
    34,310   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009         34,302
    29,409   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009         29,409
    34,310   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009         34,306
    29,409   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009         29,406
    34,310   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009         34,307
    22,547   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009         22,544
    29,409   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009         29,406
    34,310   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009         34,307
     8,823   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032          8,823
    30,389   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009         30,389
     2,941   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040          2,941
    10,602   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008          4,877
     6,156   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008          2,832
     7,523   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008          3,460
    12,209   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008          5,616

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY CORE FUND

                                                                                               INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   29,409   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22%    10/07/2009   $     29,411
                                                                                                                          1,065,867
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,388,233)                                                                 1,371,719
                                                                                                                       ------------

  SHARES                                                                                         YIELD
----------                                                                                     --------
SHORT-TERM INVESTMENTS: 0.57%
    60,576   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                       0.22%(s)                     60,576
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $60,576)                                                                                  60,576
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,861,556)*                                                  112.42%                                           $ 11,912,768
OTHER ASSETS AND LIABILITIES, NET                                    (12.42)                                             (1,316,295)
                                                                     ------                                            ------------
TOTAL NET ASSETS                                                     100.00%                                           $ 10,596,473
                                                                     ------                                            ------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $60,576.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $0 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $    765,469
GROSS UNREALIZED DEPRECIATION     (2,776,973)
                                ------------
NET UNREALIZED DEPRECIATION      ($2,011,504)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 99.43%
APPAREL & ACCESSORY STORES: 2.17%
    25,900   KOHL'S CORPORATION+                                                                                         $1,477,594
                                                                                                                       ------------
BIOPHARMACEUTICALS: 3.06%
    36,800   GENZYME CORPORATION+                                                                                         2,087,664
                                                                                                                       ------------
BIOTECHNOLOGY: 1.72%
    19,500   AMGEN INCORPORATED+                                                                                          1,174,485
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 4.78%
    38,000   FASTENAL COMPANY<<                                                                                           1,470,600
    85,200   LOWE'S COMPANIES INCORPORATED<<                                                                              1,784,088
                                                                                                                          3,254,688
                                                                                                                       ------------
BUSINESS SERVICES: 9.97%
    24,200   AUTOMATIC DATA PROCESSING INCORPORATED<<                                                                       951,060
    15,100   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                      1,000,224
   148,970   MICROSOFT CORPORATION<<                                                                                      3,856,833
    14,200   VISA INCORPORATED CLASS A SHARES<<                                                                             981,362
                                                                                                                          6,789,479
                                                                                                                       ------------
COMMERCIAL SERVICES: 3.62%
    84,950   PAYCHEX INCORPORATED<<                                                                                       2,467,798
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 1.12%
    40,200   WESTERN UNION COMPANY<<                                                                                        760,584
                                                                                                                       ------------
E-COMMERCE/SERVICES: 5.04%
    24,800   AMAZON.COM INCORPORATED+                                                                                     2,315,328
    47,300   EBAY INCORPORATED+                                                                                           1,116,753
                                                                                                                          3,432,081
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.84%
   160,600   CISCO SYSTEMS INCORPORATED+                                                                                  3,780,524
    45,100   LINEAR TECHNOLOGY CORPORATION<<                                                                              1,246,113
    62,500   NOKIA OYJ ADR<<                                                                                                913,750
    62,450   QUALCOMM INCORPORATED<<                                                                                      2,809,001
                                                                                                                          8,749,388
                                                                                                                       ------------
GENERAL MERCHANDISE STORES: 7.29%
    64,800   TARGET CORPORATION<<                                                                                         3,024,864
    39,600   WAL-MART STORES INCORPORATED<<                                                                               1,943,964
                                                                                                                          4,968,828
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.57%
    21,000   APPLE INCORPORATED+<<                                                                                        3,892,770
    72,400   EMC CORPORATION+<<                                                                                           1,233,696
   140,800   INTEL CORPORATION<<                                                                                          2,755,456
                                                                                                                          7,881,922
                                                                                                                       ------------
INFORMATION & BUSINESS SERVICES: 5.61%
     7,700   GOOGLE INCORPORATED CLASS A+                                                                                 3,818,045
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
MEDICAL EQUIPMENT & SUPPLIES: 3.72%
    68,775   MEDTRONIC INCORPORATED<<                                                                                  $  2,530,920
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 21.81%
   176,850   CHARLES SCHWAB CORPORATION<<                                                                                 3,386,678
     3,900   CME GROUP INCORPORATED<<                                                                                     1,201,941
    24,100   FRANKLIN RESOURCES INCORPORATED<<                                                                            2,424,460
    32,025   GOLDMAN SACHS GROUP INCORPORATED<<                                                                           5,903,809
    42,500   T. ROWE PRICE GROUP INCORPORATED<<                                                                           1,942,250
                                                                                                                         14,859,138
                                                                                                                       ------------
TRANSPORTATION SERVICES: 5.11%
    31,600   C.H. ROBINSON WORLDWIDE INCORPORATED<<                                                                       1,824,900
    47,100   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED<<                                                        1,655,565
                                                                                                                          3,480,465
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $64,051,923)                                                                                   67,733,079
                                                                                                                       ------------

                                                                                                YIELD
                                                                                               --------
COLLATERAL FOR SECURITIES LENDING: 13.53%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.00%
   511,087   AIM STIT-LIQUID ASSETS PORTFOLIO                                                  0.28%(s)                     511,087
   511,087   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                      0.21(s)                      511,087
   511,087   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                        0.23(s)                      511,087
   511,087   DWS MONEY MARKET SERIES INSTITUTIONAL                                             0.27(s)                      511,087
                                                                                                                          2,044,348
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 10.53%
$  248,991   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009        248,956
   248,991   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009        248,971
   163,810   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009        163,802
   196,572   BANK OF IRELAND                                                                     0.53     10/01/2009        196,572
    13,105   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009         13,105
    13,105   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009         13,104
   163,810   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009        163,810
    26,210   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027         26,210
    36,038   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028         36,038
   196,572   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009        196,560
    70,982   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008          1,171
    54,649   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008            902
    52,419   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009         52,417
    17,347   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40     10/01/2038         17,347
   196,572   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009        196,546
    52,419   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030         52,419
    65,524   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $65,524)                                 0.08     10/01/2009         65,524
   196,572   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009        196,552
   163,810   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009        163,810
   117,943   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037        117,943
    91,734   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009         91,729
    32,762   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009         32,762
     9,829   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009          9,828
   229,334   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009        229,316
   229,334   FORTIS FUNDING LLC++                                                                0.25     10/22/2009        229,300
   175,139   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009        175,126
    65,524   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $65,524)                          0.07     10/01/2009         65,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  249,516   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00%    08/05/2010   $     84,586
    10,811   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042         10,811
    98,286   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034         98,286
    32,762   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029         32,762
    13,105   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018         13,105
   255,544   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009        255,544
    26,210   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009         26,207
   169,314   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
             BACKED SECURITIES (MATURITY VALUE $169,314)                                         0.06     10/01/2009        169,314
    19,657   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025         19,657
    56,416   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009         56,407
    95,239   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009         95,239
   217,867   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034        217,867
   229,334   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009        229,313
    28,175   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028         28,175
   209,677   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009        209,659
    24,899   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036         24,899
    98,286   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009         98,286
    13,105   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018         13,105
   163,810   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009        163,810
    41,673   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034         41,673
   229,334   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009        229,281
   196,572   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009        196,572
   229,334   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009        229,306
   196,572   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009        196,550
   229,334   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009        229,314
   150,705   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009        150,687
   196,572   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009        196,553
   229,334   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009        229,309
    58,972   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032         58,972
   203,124   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009        203,124
    19,657   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040         19,657
    89,138   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008         41,004
    51,762   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008         23,811
    63,250   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008         29,095
   102,649   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008         47,217
   196,572   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009        196,565
                                                                                                                          7,171,066
                                                                                                                       ------------
TOTAL COLLATE FOR SECURITIES LENDING (COST $9,315,011)                                                                    9,215,414
                                                                                                                       ------------

  SHARES                                                                                         YIELD
----------                                                                                     --------
SHORT-TERM INVESTMENTS: 0.80%
   544,367   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                      0.22%(s)                     544,367
TOTAL SHORT-TERM INVESTMENTS (COST $544,367)                                                                                544,367
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $73,911,301)*                                                                   113.76%                          $ 77,492,860
OTHER ASSETS AND LIABILITIES, NET                                                     (13.76)                            (9,372,443)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 68,120,417
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(P)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT LARGE COMPANY GROWTH FUND

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $544,367.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $75,025,693 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 8,866,718
GROSS UNREALIZED DEPRECIATION                 (6,399,551)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 2,467,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
CERTIFICATES OF DEPOSIT: 6.03%
$  500,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                          0.32%    01/21/2010   $    500,019
   350,000   BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                          0.45     10/01/2009        350,000
   300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                                     0.51     04/07/2010        300,000
   300,000   BARCLAYS BANK PLC (NEW YORK)+/-                                                     1.40     11/04/2009        300,000
   500,000   CALYON (NEW YORK)                                                                   0.66     02/01/2010        500,000
   400,000   RABOBANK NEDERLAND NV (NEW YORK)                                                    0.75     11/09/2009        400,000
   300,000   ROYAL BANK OF SCOTLAND NY                                                           0.47     01/19/2010        300,000
   250,000   UNICREDITO ITALIANO (NEW YORK)+/-                                                   0.82     10/14/2009        250,000
TOTAL CERTIFICATES OF DEPOSIT (COST $2,900,019)                                                                           2,900,019
                                                                                                                       ------------
COMMERCIAL PAPER: 52.45%
   250,000   AMSTERDAM FUNDING CORPORATION++(p)##                                                0.59     11/04/2009        249,927
   500,000   ANTALIS US FUNDING CORPORATION++(p)##                                               0.57     11/03/2009        499,872
   150,000   ARABELLA FINANCE LLC++(p)##                                                         0.52     10/02/2009        149,998
   250,000   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                                    0.54     01/05/2010        249,767
   250,000   ATLANTIS ONE FUNDING++(p)##                                                         0.17     10/21/2009        249,956
   250,000   ATLANTIS ONE FUNDING++(p)##                                                         0.17     10/23/2009        249,951
   300,000   ATLANTIS ONE FUNDING++(p)##                                                         0.40     01/20/2010        299,732
    32,000   BANK OF AMERICA NA##                                                                0.39     02/16/2010         31,920
   250,000   BARCLAYS US FUNDING LLC##                                                           0.42     03/01/2010        249,329
   250,000   BARTON CAPITAL LLC++(p)##                                                           0.27     10/07/2009        249,989
   250,000   BARTON CAPITAL LLC++(p)##                                                           0.35     01/14/2010        249,803
   250,000   BASF SE CORPORATION++##                                                             0.33     12/17/2009        249,679
   250,000   BASF SE CORPORATION++##                                                             0.42     01/14/2010        249,599
   250,000   BNZ INTERNATIONAL FUNDING++##                                                       0.21     11/03/2009        249,931
   250,000   CANCARA ASSET SECURITIZATION LLC++(p)##                                             0.59     11/06/2009        249,883
   250,000   CANCARA ASSET SECURITIZATION LLC++(p)##                                             0.58     11/10/2009        249,869
   300,000   CANCARA ASSET SECURITIZATION LLC++(p)##                                             0.55     12/23/2009        299,343
   250,000   CHARTA LLC++(p)##                                                                   0.57     10/09/2009        249,977
   250,000   CHARTA LLC++(p)##                                                                   0.57     10/15/2009        249,963
   350,000   CHARTA LLC++(p)##                                                                   0.54     12/09/2009        349,819
   250,000   CITIBANK CREDIT CARD ISSUE TRUST++(p)##                                             0.56     11/19/2009        249,864
   500,000   CLIPPER RECEIVABLES COMPANY LLC++(p)##                                              0.24     11/16/2009        499,808
   250,000   CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                            0.54     12/01/2009        249,767
   300,000   CRC FUNDING LLC++(p)##                                                              0.57     10/09/2009        299,973
   250,000   CRC FUNDING LLC++(p)##                                                              0.57     10/15/2009        249,963
   250,000   CRC FUNDING LLC++(p)##                                                              0.55     11/23/2009        249,890
   250,000   DANSKE CORPORATION++##                                                              0.31     12/29/2009        249,845
   250,000   DANSKE CORPORATION++##                                                              0.35     01/15/2010        249,610
   750,000   DNB NOR BANK ASA++##                                                                0.34     01/25/2010        749,275
   500,000   E.ON AG++(p)##                                                                      0.17     10/01/2009        500,000
   600,000   EBBETS FUNDING LLC++(p)##                                                           0.54     12/17/2009        599,280
   500,000   EKSPORTFINANS ASA++##                                                               0.17     10/20/2009        499,894
   300,000   EKSPORTFINANS ASA++##                                                               0.30     01/07/2010        299,755
   250,000   ENTERPRISE FUNDING LLC++(p)##                                                       0.55     12/22/2009        249,846
   250,000   ERASMUS CAPITAL CORPORATION++(p)##                                                  0.55     10/14/2009        249,979
   250,000   FAIRWAY FINANCE CORPORATION++(p)##                                                  0.54     01/06/2010        249,811
   250,000   GOTHAM FUNDING CORPORATION++(p)##                                                   0.57     10/19/2009        249,970
   250,000   GOVCO LLC++(p)##                                                                    0.57     10/22/2009        249,946
   250,000   GOVCO LLC++(p)##                                                                    0.54     12/17/2009        249,850
   250,000   GOVCO LLC++(p)##                                                                    0.55     12/22/2009        249,846
   250,000   GRAMPIAN FUNDING LLC++(p)##                                                         0.55     10/21/2009        249,910
   400,000   GRAMPIAN FUNDING LLC++(p)##                                                         0.53     11/20/2009        399,689
   500,000   ING USA FUNDING LLC##                                                               0.35     01/29/2010        499,467
   250,000   KITTY HAWK FUNDING CORPORATION++(p)##                                               0.55     10/07/2009        249,992
   250,000   LEXINGTON PARKER CAPITAL++(p)##                                                     0.54     12/03/2009        249,759
   500,000   LMA AMERICAS LLC++(p)##                                                             0.58     10/27/2009        499,881
   250,000   MARKET STREET FUNDING LLC++(p)##                                                    0.56     11/18/2009        249,907
   250,000   METLIFE SHORT TERM FUND++##                                                         0.17     10/19/2009        249,901
   250,000   MONT BLANC CAPITAL CORPORATION++(p)##                                               0.57     10/07/2009        249,990
   250,000   NATIONAL AUSTRALIA FUNDING DELAWARE INCORPORATED++##                                0.17     10/23/2009        249,863
   400,000   NATIONAL BANK CANADA NY##                                                           0.36     01/21/2010        399,627

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COMMERCIAL PAPER (continued)
$  250,000   NATIONAL BANK CANADA NY##                                                           0.37%    01/25/2010   $    249,758
   250,000   NATIONWIDE BUILDING SOCIETY++(p)##                                                  0.26     11/27/2009        249,854
   700,000   PRUDENTIAL plc++##                                                                  0.20     10/15/2009        699,880
   250,000   RANGER FUNDING COMPANY LLC++(p)##                                                   0.33     12/02/2009        249,854
   250,000   RHEINGOLD SECURITIZATION++(p)##                                                     0.57     10/13/2009        249,963
   250,000   RHEINGOLD SECURITIZATION++(p)##                                                     0.57     11/12/2009        249,854
   500,000   ROMULUS FUNDING CORPORATION++(p)##                                                  0.54     11/13/2009        499,731
   500,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                                0.27     12/23/2009        499,718
   250,000   SAN PAOLO IMI US FINANCIAL COMPANY##                                                0.20     10/30/2009        249,917
   600,000   SCALDIS CAPITAL LLC++(p)##                                                          0.55     10/19/2009        599,919
   350,000   SHEFFIELD RECEIVABLES++(p)##                                                        0.52     12/01/2009        349,864
   700,000   SOLITAIRE FUNDING LLC++(p)##                                                        0.54     10/19/2009        699,885
   250,000   SOLITAIRE FUNDING LLC++(p)##                                                        0.53     11/17/2009        249,869
   197,000   STRAIGHT-A FUNDING LLC++(p)##                                                       0.19     10/09/2009        196,985
   250,000   STRAIGHT-A FUNDING LLC++(p)##                                                       0.21     11/06/2009        249,930
   500,000   SURREY FUNDING CORPORATION++(p)##                                                   0.55     10/09/2009        499,967
   400,000   SWEDBANK AB++##                                                                     0.26     12/15/2009        399,542
   250,000   SWEDBANK AB++##                                                                     0.26     12/17/2009        249,701
   250,000   SWEDBANK AB++##                                                                     0.27     12/22/2009        249,687
   500,000   TULIP FUNDING CORPORATION++(p)##                                                    0.28     12/01/2009        499,771
   400,000   UBS FINANCE DELAWARE LLC##                                                          0.20     10/13/2009        399,924
   250,000   UBS FINANCE DELAWARE LLC##                                                          0.32     12/30/2009        249,613
   500,000   UNICREDIT DELAWARE INCORPORATED++##                                                 0.32     11/30/2009        499,683
   250,000   VICTORY RECEIVABLES CORPORATION++(p)##                                              0.57     10/16/2009        249,975
   250,000   WESTPAC SECURITIES NZ LIMITED++(p)##                                                0.24     10/06/2009        249,988
   500,000   WINDMILL FUNDING CORPORATION++(p)##                                                 0.55     10/06/2009        499,972
   250,000   WINDMILL FUNDING CORPORATION++(p)##                                                 0.57     02/01/2010        249,727
TOTAL COMMERCIAL PAPER (COST $25,214,996)                                                                                25,214,996
                                                                                                                       ------------
CORPORATE BONDS & NOTES: 7.06%
   500,000   BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                         0.42     02/05/2010        500,000
 1,000,000   BANK OF IRELAND+/-++                                                                0.89     10/02/2009      1,000,000
   300,000   BASF FINANCE EUROPE NV+/-++                                                         0.52     11/20/2009        300,000
   250,000   COMMONWEALTH BANK (AUSTRALIA)+/-++                                                  0.80     10/02/2009        250,000
    95,000   GBG LLC+/-ss++                                                                      0.50     09/01/2027         95,000
   100,000   LTF REAL ESTATE VRDN I LLC+/-ss++                                                   0.45     06/01/2033        100,000
   500,000   RABOBANK NEDERLAND NV+/-++                                                          0.68     10/09/2009        500,000
   250,000   ROYAL BANK OF CANADA+/-++                                                           0.64     10/15/2009        250,000
   400,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-++                                               1.03     10/09/2009        400,000
TOTAL CORPORATE BONDS & NOTES (COST $3,395,000)                                                                           3,395,000
                                                                                                                       ------------
MEDIUM TERM NOTES: 1.56%
   500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                             0.27     10/09/2009        500,000
   250,000   ING USA GLOBAL FUNDING TRUST+/-                                                     0.76     10/19/2009        250,000
TOTAL MEDIUM TERM NOTES (COST $750,000)                                                                                     750,000
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES: 8.43%
   500,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC COMPANY (IDR, JP MORGAN CHASE & COMPANY
             LOC)+/-ss                                                                           0.35     11/01/2026        500,000
   200,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.28     07/01/2035        200,000
   150,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss                     0.28     07/01/2033        150,000
   200,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE, FIRST SECURITY
             BANK INSURED)+/-ss                                                                  0.30     05/01/2017        200,000
   400,000   CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING SERIES Y (MFHR, FNMA
             INSURED)+/-ss                                                                       0.40     08/01/2031        400,000
   370,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING FUND
             (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                        0.30     07/01/2034        370,000
   300,000   COLORADO HOUSING & FINANCE AUTHORITY SINGLE TAXABLE CLASS I SERIES A-2 (HOUSING
             REVENUE, DEXIA INSURED)+/-ss                                                        0.45     05/01/2038        300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT MONEY MARKET FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
MUNICIPAL BONDS & NOTES (continued)
$  250,000   DENVER COMPANY CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE REVENUE, FIRST
             SECURITY BANK LOC)+/-ss                                                             0.50%    12/15/2037   $    250,000
   300,000   LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS SERIES A (MFHR, FHLMC
             INSURED)+/-ss                                                                       0.30     10/01/2019        300,000
   460,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED, BANK OF AMERICA NA
             LOC)+/-ss                                                                           0.50     11/01/2028        459,980
   100,000   NEW JERSEY TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 1991 D (TOLL ROAD
             REVENUE, NATL-RE FGIC INSURED, SOCIETE GENERALE LOC)+/-ss                           0.70     01/01/2018        100,000
   200,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT (PRIVATE SCHOOL
             REVENUE, BANK OF AMERICA NA LOC)+/-ss                                               0.37     06/01/2032        200,000
   525,000   SACRAMENTO CA MUNICIPAL UTILITY DISTRICT SERIES J (ELECTRIC REVENUE, BANK OF
             AMERICA NA LOC)+/-ss                                                                0.32     08/15/2028        525,000
   100,000   TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER REVENUE,
             NATIONAL AUSTRALIA BANK NA LOC)+/-ss                                                0.32     06/01/2045        100,000
TOTAL MUNICIPAL BONDS & NOTES (COST $4,054,980)                                                                           4,054,980
                                                                                                                       ------------
SECURED MASTER NOTE AGREEMENT: 2.02%
   627,000   BANK OF AMERICA SECURITIES LLC+/-ss++                                               0.40     09/09/2034        627,000
   342,000   CITIGROUP GLOBAL MARKETS INCORPORATED+/-ss++                                        0.60     09/09/2049        342,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $969,000)                                                                         969,000
                                                                                                                       ------------
REPURCHASE AGREEMENTS: 17.33%
 3,000,000   BNP PARIBAS SECURITIESS CORP - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
             (MATURITY VALUE $3,000,006)                                                         0.07     10/01/2009      3,000,000
 2,000,000   CREDIT SUISSE SECS USA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
             (MATURITY VALUE $2,000,004)                                                         0.08     10/01/2009      2,000,000
 3,329,397   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
             (MATURITY VALUE $3,329,403)                                                         0.06     10/01/2009      3,329,397
TOTAL REPURCHASE AGREEMENTS (COST $8,329,397)                                                                             8,329,397
                                                                                                                       ------------
TIME DEPOSITS: 4.99%
   750,000   BNP PARIBAS PARIS                                                                   0.17     10/01/2009        750,000
   900,000   DANSKE BANK A S COPENHAG                                                            0.17     10/01/2009        900,000
   750,000   DEXIA BANK GRAND CAYMAN                                                             0.18     10/01/2009        750,000
TOTAL TIME DEPOSITS (COST $2,400,000)                                                                                     2,400,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $48,013,392)*                                                                    99.87%                          $ 48,013,392
OTHER ASSETS AND LIABILITIES, NET                                                       0.13                                 62,625
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 48,076,017
                                                                                      ------                           ------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             -------------
COMMON STOCKS: 92.49%
APPAREL & ACCESSORY STORES: 2.55%
    66,645   NORDSTROM INCORPORATED<<                                                                                  $   2,035,340
    60,144   URBAN OUTFITTERS INCORPORATED+                                                                                1,814,544
                                                                                                                           3,849,884
                                                                                                                       -------------
AUTO PARTS & EQUIPMENT: 1.31%
    77,200   JOHNSON CONTROLS INCORPORATED<<                                                                               1,973,232
                                                                                                                       -------------
BIOPHARMACEUTICALS: 1.33%
    34,364   CEPHALON INCORPORATED+                                                                                        2,001,359
                                                                                                                       -------------
BUSINESS SERVICES: 7.33%
   118,653   IMS HEALTH INCORPORATED<<                                                                                     1,821,324
     7,500   MASTERCARD INCORPORATED CLASS A<<                                                                             1,516,125
   128,500   NCR CORPORATION+                                                                                              1,775,870
    49,600   OMNICOM GROUP INCORPORATED<<                                                                                  1,832,224
    73,800   RED HAT INCORPORATED+                                                                                         2,039,832
   125,300   SYMANTEC CORPORATION<<+                                                                                       2,063,691
                                                                                                                          11,049,066
                                                                                                                       -------------
CASINO & GAMING: 1.25%
    88,100   INTERNATIONAL GAME TECHNOLOGY<<                                                                               1,892,388
                                                                                                                       -------------
CHEMICALS & ALLIED PRODUCTS: 2.93%
    32,900   CLOROX COMPANY<<                                                                                              1,935,178
    30,400   PRAXAIR INCORPORATED<<                                                                                        2,483,376
                                                                                                                           4,418,554
                                                                                                                       -------------
COAL MINING: 0.45%
    18,300   PEABODY ENERGY CORPORATION<<                                                                                    681,126
                                                                                                                       -------------
COMMUNICATIONS: 7.19%
    36,600   AMERICAN TOWER CORPORATION CLASS A+                                                                           1,332,240
    89,600   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<                                                      2,128,000
   139,200   COMCAST CORPORATION CLASS A<<                                                                                 2,238,336
    42,200   LIBERTY MEDIA CORPORATION ENTERTAINMENT CLASS A+                                                              1,312,842
   173,500   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                               1,903,295
    52,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED<<                                                                   1,921,400
                                                                                                                          10,836,113
                                                                                                                       -------------
COMPUTER SOFTWARE & SERVICES: 1.14%
    87,300   AKAMAI TECHNOLOGIES INCORPORATED+                                                                             1,718,064
                                                                                                                       -------------
DEPOSITORY INSTITUTIONS: 3.52%
    63,400   BANK OF NEW YORK MELLON CORPORATION<<                                                                         1,837,966
    74,800   BB&T CORPORATION<<                                                                                            2,037,552
    14,796   CITY NATIONAL CORPORATION<<                                                                                     576,008
   105,320   MARSHALL & ILSLEY CORPORATION<<                                                                                 849,932
                                                                                                                           5,301,458
                                                                                                                       -------------
EATING & DRINKING PLACES: 1.33%
    58,823   DARDEN RESTAURANTS INCORPORATED<<                                                                             2,007,629
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             -------------
EDUCATIONAL SERVICES: 1.97%
    29,300   APOLLO GROUP INCORPORATED CLASS A+                                                                        $   2,158,531
    14,800   DEVRY INCORPORATED<<                                                                                            818,736
                                                                                                                           2,977,267
                                                                                                                       -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.34%
    76,000   REPUBLIC SERVICES INCORPORATED<<                                                                              2,019,320
                                                                                                                       -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.62%
    63,900   ALTERA CORPORATION<<                                                                                          1,310,589
    52,200   AMPHENOL CORPORATION CLASS A<<                                                                                1,966,896
   938,900   ARM HOLDINGS PLC                                                                                              2,154,734
   141,200   MICROSEMI CORPORATION+                                                                                        2,229,548
    74,300   NETAPP INCORPORATED+                                                                                          1,982,324
   238,700   ON SEMICONDUCTOR CORPORATION<<+                                                                               1,969,275
    78,700   POLYCOM INCORPORATED+                                                                                         2,105,225
    42,100   ROCKWELL COLLINS INCORPORATED<<                                                                               2,138,680
     6,740   WHIRLPOOL CORPORATION<<                                                                                         471,530
    51,200   XILINX INCORPORATED<<                                                                                         1,199,104
                                                                                                                          17,527,905
                                                                                                                       -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.41%
    56,700   ACCENTURE PLC                                                                                                 2,113,209
    32,979   JACOBS ENGINEERING GROUP INCORPORATED+                                                                        1,515,385
                                                                                                                           3,628,594
                                                                                                                       -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.35%
    58,500   CROWN HOLDINGS INCORPORATED+                                                                                  1,591,200
    45,700   ILLINOIS TOOL WORKS INCORPORATED<<                                                                            1,951,847
                                                                                                                           3,543,047
                                                                                                                       -------------
FOOD & KINDRED PRODUCTS: 1.30%
    30,500   GENERAL MILLS INCORPORATED<<                                                                                 1,963,590
                                                                                                                       -------------
FOOD STORES: 1.20%
    87,800   KROGER COMPANY                                                                                                1,812,192
                                                                                                                       -------------
FURNITURE & FIXTURES: 0.30%
    34,500   MASCO CORPORATION<<                                                                                             445,740
                                                                                                                       -------------
GENERAL MERCHANDISE STORES: 1.22%
    39,300   TARGET CORPORATION<<                                                                                          1,834,524
                                                                                                                       -------------
HEALTH SERVICES: 1.09%
   219,300   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                           1,642,557
                                                                                                                       -------------
HOUSEHOLD PRODUCTS, WARE: 0.69%
    18,279   CHURCH & DWIGHT COMPANY INCORPORATED                                                                          1,037,150
                                                                                                                       -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.72%
    50,600   DOVER CORPORATION<<                                                                                           1,961,256
    66,200   PALL CORPORATION<<                                                                                            2,136,936
                                                                                                                           4,098,192
                                                                                                                       -------------
INSURANCE CARRIERS: 5.47%
    45,200   ACE LIMITED<<                                                                                                 2,416,392

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             -------------
INSURANCE CARRIERS (continued)
    54,500   HCC INSURANCE HOLDINGS INCORPORATED<<                                                                     $   1,490,575
    26,800   PARTNERRE LIMITED<<                                                                                           2,061,992
    41,600   RENAISSANCERE HOLDINGS LIMITED<<                                                                              2,278,016
                                                                                                                           8,246,975
                                                                                                                       -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.26%
    43,100   COVIDIEN PLC<<                                                                                                1,864,506
    45,700   RESMED INCORPORATED+                                                                                          2,065,640
    41,800   ROCKWELL AUTOMATION INCORPORATED<<                                                                            1,780,680
    39,200   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                        1,711,864
    36,200   WATERS CORPORATION+                                                                                           2,022,132
                                                                                                                           9,444,822
                                                                                                                       -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.27%
    51,900   MEDTRONIC INCORPORATED<<                                                                                      1,909,920
                                                                                                                       -------------
MEDICAL PRODUCTS: 1.35%
    38,100   ZIMMER HOLDINGS INCORPORATED+                                                                                 2,036,445
                                                                                                                       -------------
METAL MINING: 1.14%
    45,400   BARRICK GOLD CORPORATION<<                                                                                    1,720,660
                                                                                                                       -------------
MISCELLANEOUS RETAIL: 2.59%
    48,900   CVS CAREMARK CORPORATION<<                                                                                    1,747,686
    93,000   STAPLES INCORPORATED<<                                                                                        2,159,460
                                                                                                                           3,907,146
                                                                                                                       -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.08%
    50,832   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                     1,633,232
                                                                                                                       -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.33%
   129,400   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                                      2,013,464
                                                                                                                       -------------
OIL & GAS EXTRACTION: 6.36%
    21,600   APACHE CORPORATION<<                                                                                          1,983,528
    31,500   TRANSOCEAN LIMITED                                                                                            2,694,195
   127,700   WEATHERFORD INTERNATIONAL LIMITED+                                                                            2,647,221
    54,900   XTO ENERGY INCORPORATED<<                                                                                     2,268,468
                                                                                                                           9,593,412
                                                                                                                       -------------
OIL FIELD EQUIPMENT & SERVICES: 1.30%
    45,300   NATIONAL OILWELL VARCO INCORPORATED+                                                                          1,953,789
                                                                                                                       -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.24%
    95,500   SEALED AIR CORPORATION                                                                                        1,874,665
                                                                                                                       -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.40%
    92,780   INVESCO LIMITED<<                                                                                             2,111,673
                                                                                                                       -------------
SOFTWARE: 1.24%
    98,400   ELECTRONIC ARTS INCORPORATED+                                                                                 1,874,520
                                                                                                                       -------------
TEXTILE MILL PRODUCTS: 0.18%
     5,579   MOHAWK INDUSTRIES INCORPORATED+                                                                                 266,063
                                                                                                                       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

  SHARES     SECURITY NAME                                                                                                VALUE
----------   -------------                                                                                            -------------
TRANSPORTATION BY AIR: 0.59%
    69,067   TAM SA ADR+                                                                                              $     891,655
                                                                                                                      -------------
TRAVEL & RECREATION: 1.15%
    52,100   CARNIVAL CORPORATION<<                                                                                       1,733,888
                                                                                                                      -------------
TOTAL COMMON STOCKS (COST $113,856,921)                                                                                 139,471,280
                                                                                                                      -------------
INVESTMENT COMPANIES: 3.51%
STOCK FUNDS: 3.51%
    69,400   UTILITIES SELECT SECTOR SPDR FUND<<                                                                          2,035,502
    45,500   VANGUARD REIT ETF<<                                                                                          1,889,160
    22,000   VANGUARD UTILITIES ETF<<                                                                                     1,356,520
                                                                                                                          5,281,182
                                                                                                                      -------------
TOTAL INVESTMENT COMPANIES (COST $4,796,552)                                                                              5,281,182
                                                                                                                      -------------

                                                                                                YIELD
                                                                                              --------
COLLATERAL FOR SECURITIES LENDING: 12.38%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.45%
   925,440   AIM STIT-LIQUID ASSETS PORTFOLIO                                                 0.28%(s)                      925,440
   925,440   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                     0.21(s)                       925,440
   925,440   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                       0.23(s)                       925,440
   925,440   DWS MONEY MARKET SERIES INSTITUTIONAL                                            0.27(s)                       925,440
                                                                                                                          3,701,760
                                                                                                                      -------------

                                                                                              INTEREST    MATURITY
PRINCIPAL                                                                                       RATE        DATE
----------                                                                                    --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 9.93%
$  450,855   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                        0.23%    10/23/2009         450,792
   450,855   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                    0.48     10/07/2009         450,819
   296,615   ANTALIS US FUNDING CORPORATION++(p)                                                0.22     10/09/2009         296,601
   355,939   BANK OF IRELAND                                                                    0.53     10/01/2009         355,939
    23,729   BELMONT FUNDING LLC++(p)                                                           0.45     10/02/2009          23,729
    23,729   BELMONT FUNDING LLC++(p)                                                           0.45     10/07/2009          23,727
   296,615   BNP PARIBAS (PARIS)                                                                0.17     10/01/2009         296,615
    47,458   CALCASIEU PARISH LA+/-ss                                                           0.47     12/01/2027          47,458
    65,255   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                        0.30     06/01/2028          65,255
   355,939   CANCARA ASSET SECURITIZATION LIMITED++(p)                                          0.27     10/09/2009         355,917
   748,496   CHEYNE FINANCE LLC(a)+++/-####(i)                                                  0.00     02/25/2008          12,350
   576,265   CHEYNE FINANCE LLC(a)+++/-####(i)                                                  0.00     05/19/2008           9,508
    94,917   CITIBANK CREDIT CARD ISSUANCE TRUST++                                              0.21     10/08/2009          94,913
    31,412   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                          0.40     10/01/2038          31,412
   355,939   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                             0.40     10/13/2009         355,891
    94,917   COOK COUNTY IL+/-ss                                                                0.70     11/01/2030          94,917
   118,646   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $118,648)                            0.08     10/01/2009         118,646
   355,939   CROWN POINT CAPITAL COMPANY LLC++(p)                                               0.45     10/09/2009         355,903
   296,615   DANSKE BANK A/S COPENHAGEN                                                         0.17     10/01/2009         296,615
   213,563   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                       0.50     12/15/2037         213,563
   166,105   DEXIA DELAWARE LLC                                                                 0.27     10/07/2009         166,097
    59,323   ELYSIAN FUNDING LLC++(p)                                                           0.45     10/01/2009          59,323
    17,797   ELYSIAN FUNDING LLC++(p)                                                           0.45     10/07/2009          17,796
   415,262   ERASMUS CAPITAL CORPORATION++(p)                                                   0.24     10/13/2009         415,228
   415,262   FORTIS FUNDING LLC++                                                               0.25     10/22/2009         415,201
   317,129   GOTHAM FUNDING CORPORATION++(p)                                                    0.23     10/13/2009         317,105
   118,646   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $118,646)                        0.07     10/01/2009         118,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

                                                                                              INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                      RATE        DATE          VALUE
----------   -------------                                                                    --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$2,631,116   GRYPHON FUNDING LIMITED(a)(i)                                                      0.00%    08/05/2010   $     891,948
    19,577   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                              0.36     11/01/2042          19,577
   177,969   HOUSTON TX UTILITY SYSTEM+/-ss                                                     0.50     05/15/2034         177,969
    59,323   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                            0.35     07/01/2029          59,323
    23,729   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                0.36     01/01/2018          23,729
   462,720   INTESA SANPAOLO SPA                                                                0.22     10/14/2009         462,720
    47,458   IRISH LIFE & PERMANENT plc++                                                       0.53     10/07/2009          47,454
   306,582   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $306,583)                               0.06     10/01/2009         306,582
    35,594   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                             0.36     04/15/2025          35,594
   102,154   LLOYDS TSB BANK PLC                                                                0.21     10/30/2009         102,137
   172,452   MANHATTAN ASSET FUNDING COMPANY++(p)                                               0.15     10/01/2009         172,452
   394,499   MASSACHUSETTS HEFA+/-ss                                                            0.32     10/01/2034         394,499
   415,262   MATCHPOINT MASTER TRUST++(p)                                                       0.22     10/16/2009         415,224
    51,018   MISSISSIPPI STATE GO+/-ss                                                          0.40     11/01/2028          51,018
   379,668   MONT BLANC CAPITAL CORPORATION++(p)                                                0.24     10/14/2009         379,635
    45,086   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                          0.35     02/01/2036          45,086
   177,969   NATEXIS BANQUES POPULAIRES                                                         0.20     10/01/2009         177,969
    23,729   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                           0.70     01/01/2018          23,729
   296,615   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                       0.23     10/01/2009         296,615
    75,459   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                           0.36     01/01/2034          75,459
   415,262   ROMULUS FUNDING CORPORATION++(p)                                                   0.55     10/16/2009         415,166
   355,939   ROYAL BANK OF SCOTLAND CT                                                          0.23     10/14/2009         355,939
   415,262   SALISBURY RECEIVABLES COMPANY++(p)                                                 0.22     10/21/2009         415,211
   355,939   SCALDIS CAPITAL LIMITED++(p)                                                       0.27     10/16/2009         355,898
   415,262   SOLITAIRE FUNDING LLC++(p)                                                         0.26     10/13/2009         415,226
   272,886   SURREY FUNDING CORPORATION++(p)                                                    0.23     10/20/2009         272,853
   355,939   TASMAN FUNDING INCORPORATED++(p)                                                   0.25     10/15/2009         355,904
   415,262   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                            0.22     10/19/2009         415,216
   106,782   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                  0.35     07/01/2032         106,782
   367,803   UNICREDITO ITALIANO (NEW YORK)                                                     0.25     10/13/2009         367,803
    35,594   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                  0.38     12/15/2040          35,594
   939,954   VICTORIA FINANCE LLC(a)+++/-####(i)                                                0.17     07/28/2008         432,379
   545,829   VICTORIA FINANCE LLC(a)+++/-####(i)                                                0.20     08/07/2008         251,081
   666,963   VICTORIA FINANCE LLC(a)+++/-####(i)                                                0.29     04/30/2008         306,803
 1,082,424   VICTORIA FINANCE LLC(a)+++/-####(i)                                                0.30     02/15/2008         497,915
   355,939   VICTORY RECEIVABLES CORPORATION++(p)                                               0.22     10/07/2009         355,928
                                                                                                                         14,974,383
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,276,943)                                                               18,676,143
                                                                                                                      -------------

  SHARES                                                                                        YIELD
----------                                                                                    --------
SHORT-TERM INVESTMENTS: 6.76%
10,192,470   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                     0.22%(s)                   10,192,470
TOTAL SHORT-TERM INVESTMENTS (COST $10,192,470)                                                                          10,192,470
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $149,122,886)*                                                             115.14%                              $ 173,621,075
OTHER ASSETS AND LIABILITIES, NET                                                (15.14)                                (22,824,422)
                                                                                 ------                               -------------
TOTAL NET ASSETS                                                                 100.00%                              $ 150,796,653
                                                                                 ------                               -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT OPPORTUNITY FUND

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,192,470.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $153,434,000 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 30,519,859
GROSS UNREALIZED DEPRECIATION    (10,332,784)
                                ------------
NET UNREALIZED APPRECIATION     $ 20,187,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 95.68%
BIOPHARMACEUTICALS: 0.76%
    37,400   OSI PHARMACEUTICALS INCORPORATED+                                                                         $  1,320,220
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.43%
    34,555   LUMBER LIQUIDATORS INCORPORATED+                                                                               749,498
                                                                                                                       ------------
BUSINESS SERVICES: 19.67%
    46,100   ADMINISTAFF INCORPORATED<<                                                                                   1,211,047
    51,800   CYBERSOURCE CORPORATION+                                                                                       863,506
    49,734   FORRESTER RESEARCH INCORPORATED+                                                                             1,324,914
   186,623   GARTNER INCORPORATED+                                                                                        3,409,602
   511,766   GLOBAL CASH ACCESS INCORPORATED+                                                                             3,741,009
   272,811   LAWSON SOFTWARE INCORPORATED+                                                                                1,702,341
   211,739   MARCHEX INCORPORATED CLASS B                                                                                 1,039,638
   347,400   MOVE INCORPORATED+                                                                                             937,980
    39,974   OMNITURE INCORPORATED+                                                                                         857,043
   287,872   ON ASSIGNMENT INCORPORATED+                                                                                  1,684,051
   292,391   SAPIENT CORPORATION+                                                                                         2,350,824
   563,212   SKILLSOFT PLC ADR+                                                                                           5,406,835
   207,227   SYKES ENTERPRISES INCORPORATED+                                                                              4,314,466
   193,658   SYNCHRONOSS TECHNOLOGIES INCORPORATED+                                                                       2,414,915
    64,284   TELETECH HOLDINGS INCORPORATED+                                                                              1,096,685
    84,929   THE KNOT INCORPORATED+                                                                                         927,425
   158,300   THQ INCORPORATED+                                                                                            1,082,772
                                                                                                                         34,365,053
                                                                                                                       ------------
CASINO & GAMING: 1.87%
    86,604   PINNACLE ENTERTAINMENT INCORPORATED+                                                                           882,495
    53,667   WMS INDUSTRIES INCORPORATED+                                                                                 2,391,402
                                                                                                                          3,273,897
                                                                                                                       ------------
COMMERCIAL SERVICES: 2.33%
   310,357   LIVE NATION INCORPORATED+                                                                                    2,541,824
    51,982   WRIGHT EXPRESS CORPORATION+                                                                                  1,533,988
                                                                                                                          4,075,812
                                                                                                                       ------------
COMMUNICATIONS: 5.39%
   261,519   CBEYOND INCORPORATED+                                                                                        4,218,301
    26,500   DG FASTCHANNEL INCORPORATED+                                                                                   554,910
   118,792   LODGENET ENTERTAINMENT CORPORATION+                                                                            896,880
   458,959   PAETEC HOLDING CORPORATION+                                                                                  1,776,171
   189,700   TIVO INCORPORATED+                                                                                           1,965,292
                                                                                                                          9,411,554
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 1.55%
   109,400   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                     621,392
    50,100   MB FINANCIAL INCORPORATED<<                                                                                  1,050,597
    35,952   SIGNATURE BANK+                                                                                              1,042,608
                                                                                                                          2,714,597
                                                                                                                       ------------
E-COMMERCE/SERVICES: 3.55%
   321,597   GSI COMMERCE INCORPORATED+                                                                                   6,210,038
                                                                                                                       ------------
EATING & DRINKING PLACES: 1.35%
   146,288   CKE RESTAURANTS INCORPORATED<<                                                                               1,534,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
EATING & DRINKING PLACES (continued)
    24,100   P.F. CHANG'S CHINA BISTRO INCORPORATED+                                                                   $    818,677
                                                                                                                          2,353,238
                                                                                                                       ------------
EDUCATIONAL SERVICES: 2.60%
    98,268   BRIDGEPOINT EDUCATION INCORPORATED+                                                                          1,499,570
    96,666   GRAND CANYON EDUCATION INCORPORATED+                                                                         1,723,555
    80,300   K12 INCORPORATED+                                                                                            1,323,344
                                                                                                                          4,546,469
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.97%
    34,900   ACUITY BRANDS INCORPORATED<<                                                                                 1,124,129
    51,113   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                            522,886
    94,100   GREATBATCH INCORPORATED+                                                                                     2,114,427
   247,308   INFORMATION SERVICES GROUP INCORPORATED+                                                                       986,759
   162,599   MICROSEMI CORPORATION+<<                                                                                     2,567,438
   325,400   PMC-SIERRA INCORPORATED+                                                                                     3,110,824
    94,133   POLYPORE INTERNATIONAL INCORPORATED+                                                                         1,215,257
    96,386   SOLERA HOLDINGS INCORPORATED<<                                                                               2,998,568
    86,169   UNIVERSAL DISPLAY CORPORATION+                                                                               1,028,858
                                                                                                                         15,669,146
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 3.01%
    57,840   LUMINEX CORPORATION+                                                                                           983,280
   115,594   NAVIGANT CONSULTING INCORPORATED+                                                                            1,560,519
   159,389   RESOURCES CONNECTION INCORPORATED+                                                                           2,719,176
                                                                                                                          5,262,975
                                                                                                                       ------------
ENVIRONMENTAL CONTROL: 0.70%
    81,900   CALGON CARBON CORPORATION+<<                                                                                 1,214,577
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.86%
   274,200   MUELLER WATER PRODUCTS INCORPORATED<<                                                                        1,502,616
                                                                                                                       ------------
FINANCIAL INSTITUTIONS: 0.96%
   104,500   DOLLAR FINANCIAL CORPORATION+                                                                                1,674,090
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS: 0.37%
   161,103   SENOMYX INCORPORATED+                                                                                          649,245
                                                                                                                       ------------
HEALTH SERVICES: 0.84%
    88,113   INVENTIV HEALTH INCORPORATED+                                                                                1,474,130
                                                                                                                       ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.38%
    94,781   GREAT LAKES DREDGE & DOCK COMPANY<<                                                                            661,571
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.60%
   293,144   GREAT WOLF RESORTS INCORPORATED+                                                                             1,046,524
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.65%
    24,800   BUCYRUS INTERNATIONAL INCORPORATED CLASS A<<                                                                   883,376
    60,735   GARDNER DENVER INCORPORATED+                                                                                 2,118,437
    23,300   RIVERBED TECHNOLOGY INCORPORATED+                                                                              511,668
   143,100   SCIENTIFIC GAMES CORPORATION CLASS A+                                                                        2,265,273
    24,400   THE MIDDLEBY CORPORATION<<                                                                                   1,342,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    42,500   TIMKEN COMPANY<<                                                                                          $    995,775
                                                                                                                          8,116,773
                                                                                                                       ------------
INSURANCE CARRIERS: 2.24%
    17,145   THE NAVIGATORS GROUP INCORPORATED+                                                                             942,975
   121,700   TOWER GROUP INCORPORATED<<                                                                                   2,968,263
                                                                                                                          3,911,238
                                                                                                                       ------------
LEGAL SERVICES: 0.80%
    33,009   FTI CONSULTING INCORPORATED+                                                                                 1,406,513
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.18%
    61,700   ALIGN TECHNOLOGY INCORPORATED+                                                                                 877,374
    52,700   ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                        2,066,367
   206,134   EV3 INCORPORATED+                                                                                            2,537,510
   308,965   IXIA+                                                                                                        2,119,500
   118,345   SENORX INCORPORATED+                                                                                           637,880
    50,705   SIRONA DENTAL SYSTEMS INCORPORATED+                                                                          1,508,474
    78,593   SONOSITE INCORPORATED+                                                                                       2,079,571
   260,368   SPECTRANETICS CORPORATION+                                                                                   1,668,959
    38,051   STERIS CORPORATION<<                                                                                         1,158,653
   133,728   SYMMETRY MEDICAL INCORPORATED+                                                                               1,386,759
                                                                                                                         16,041,047
                                                                                                                       ------------
MEDICAL EQUIPMENT & SUPPLIES: 1.25%
    52,400   NUVASIVE INCORPORATED+                                                                                       2,188,224
                                                                                                                       ------------
MEDICAL PRODUCTS: 2.14%
    22,901   INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                    886,956
   169,259   VOLCANO CORPORATION+                                                                                         2,846,936
                                                                                                                          3,733,892
                                                                                                                       ------------
METAL FABRICATE, HARDWARE: 0.65%
    52,400   CHART INDUSTRIES INCORPORATED+                                                                               1,131,316
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.39%
    71,798   SHUFFLE MASTER INCORPORATED+                                                                                   676,337
                                                                                                                       ------------
MOTION PICTURES: 2.85%
   158,664   CINEMARK HOLDINGS INCORPORATED<<                                                                             1,643,759
   196,382   NATIONAL CINEMEDIA INCORPORATED<<                                                                            3,332,603
                                                                                                                          4,976,362
                                                                                                                       ------------
OIL & GAS EXTRACTION: 3.05%
    46,000   CARRIZO OIL & GAS INCORPORATED+<<                                                                            1,126,540
    54,100   GOODRICH PETROLEUM CORPORATION+<<                                                                            1,396,321
   104,500   VENOCO INCORPORATED+                                                                                         1,202,795
    27,890   WHITING PETROLEUM CORPORATION+                                                                               1,605,906
                                                                                                                          5,331,562
                                                                                                                       ------------
PERSONAL SERVICES: 1.08%
    68,600   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                                 1,882,384
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
PHARMACEUTICALS: 1.35%
    99,994   IMPAX LABORATORIES INCORPORATED+                                                                          $    873,948
    49,500   ONYX PHARMACEUTICALS INCORPORATED+                                                                           1,483,515
                                                                                                                          2,357,463
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.18%
   344,367   INNERWORKINGS INCORPORATED+                                                                                  1,701,173
   184,780   SHUTTERFLY INCORPORATED+                                                                                     3,072,891
    49,961   VISTAPRINT NV+<<                                                                                             2,535,521
                                                                                                                          7,309,585
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.97%
    45,282   EVERCORE PARTNERS INCORPORATED CLASS A<<                                                                     1,323,140
   124,496   GFI GROUP INCORPORATED<<                                                                                       900,106
   167,700   MF GLOBAL LIMITED+                                                                                           1,219,179
                                                                                                                          3,442,425
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 2.62%
    74,319   BRUNSWICK CORPORATION<<                                                                                        890,342
    54,501   POLARIS INDUSTRIES INCORPORATED<<                                                                            2,222,551
    39,000   WABTEC CORPORATION<<                                                                                         1,463,670
                                                                                                                          4,576,563
                                                                                                                       ------------
TRANSPORTATION SERVICES: 0.60%
    72,000   UTI WORLDWIDE INCORPORATED<<                                                                                 1,042,560
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS: 0.49%
    46,109   LKQ CORPORATION+                                                                                               854,861
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $163,530,604)                                                                                 167,154,355
                                                                                                                       ------------

                                                                                                 YIELD
                                                                                               --------
COLLATERAL FOR SECURITIES LENDING: 20.50%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.53%
 1,976,344   AIM STIT-LIQUID ASSETS PORTFOLIO                                                    0.28%(s)                 1,976,344
 1,976,344   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                        0.21(s)                  1,976,344
 1,976,344   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                          0.23(s)                  1,976,344
 1,976,344   DWS MONEY MARKET SERIES INSTITUTIONAL                                               0.27(s)                  1,976,344
                                                                                                                          7,905,376
                                                                                                                       ------------

                                                                                               INTEREST    MATURITY
 PRINCIPAL                                                                                       RATE        DATE
----------                                                                                     --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 15.97%
$  962,834   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                         0.23%    10/23/2009        962,699
   962,834   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                     0.48     10/07/2009        962,757
   633,444   ANTALIS US FUNDING CORPORATION++(p)                                                 0.22     10/09/2009        633,413
   760,132   BANK OF IRELAND                                                                     0.53     10/01/2009        760,132
    50,675   BELMONT FUNDING LLC++(p)                                                            0.45     10/02/2009         50,675
    50,675   BELMONT FUNDING LLC++(p)                                                            0.45     10/07/2009         50,672
   633,444   BNP PARIBAS (PARIS)                                                                 0.17     10/01/2009        633,444
   101,351   CALCASIEU PARISH LA+/-ss                                                            0.47     12/01/2027        101,351
   139,358   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                         0.30     06/01/2028        139,358
   760,132   CANCARA ASSET SECURITIZATION LIMITED++(p)                                           0.27     10/09/2009        760,087
   327,385   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     02/25/2008          5,402
   252,053   CHEYNE FINANCE LLC+++/-####(a)(i)                                                   0.00     05/19/2008          4,159
   202,702   CITIBANK CREDIT CARD ISSUANCE TRUST++                                               0.21     10/08/2009        202,694

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

                                                                                               INTEREST    MATURITY
 PRINCIPAL   SECURITY NAME                                                                       RATE        DATE          VALUE
----------   -------------                                                                     --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   67,082   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                           0.40%    10/01/2038   $     67,082
   760,132   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                              0.40     10/13/2009        760,031
   202,702   COOK COUNTY IL+/-ss                                                                 0.70     11/01/2030        202,702
   253,377   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
             MORTGAGE BACKED SECURITIES (MATURITY VALUE $253,378)                                0.08     10/01/2009        253,377
   760,132   CROWN POINT CAPITAL COMPANY LLC++(p)                                                0.45     10/09/2009        760,056
   633,444   DANSKE BANK A/S COPENHAGEN                                                          0.17     10/01/2009        633,444
   456,079   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                        0.50     12/15/2037        456,079
   354,728   DEXIA DELAWARE LLC                                                                  0.27     10/07/2009        354,712
   126,689   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/01/2009        126,689
    38,007   ELYSIAN FUNDING LLC++(p)                                                            0.45     10/07/2009         38,004
   886,821   ERASMUS CAPITAL CORPORATION++(p)                                                    0.24     10/13/2009        886,750
   886,821   FORTIS FUNDING LLC++                                                                0.25     10/22/2009        886,692
   677,253   GOTHAM FUNDING CORPORATION++(p)                                                     0.23     10/13/2009        677,201
   253,377   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $253,377)                         0.07     10/01/2009        253,377
 1,150,824   GRYPHON FUNDING LIMITED(a)(i)                                                       0.00     08/05/2010        390,129
    41,807   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                               0.36     11/01/2042         41,807
   380,066   HOUSTON TX UTILITY SYSTEM+/-ss                                                      0.50     05/15/2034        380,066
   126,689   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                             0.35     07/01/2029        126,689
    50,675   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                 0.36     01/01/2018         50,675
   988,172   INTESA SANPAOLO SPA                                                                 0.22     10/14/2009        988,172
   101,351   IRISH LIFE & PERMANENT plc++                                                        0.53     10/07/2009        101,342
   654,727   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE BACKED
             SECURITIES (MATURITY VALUE $654,728)                                                0.06     10/01/2009        654,727
    76,013   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                              0.36     04/15/2025         76,013
   218,158   LLOYDS TSB BANK PLC                                                                 0.21     10/30/2009        218,121
   368,284   MANHATTAN ASSET FUNDING COMPANY++(p)                                                0.15     10/01/2009        368,284
   842,480   MASSACHUSETTS HEFA+/-ss                                                             0.32     10/01/2034        842,480
   886,821   MATCHPOINT MASTER TRUST++(p)                                                        0.22     10/16/2009        886,740
   108,952   MISSISSIPPI STATE GO+/-ss                                                           0.40     11/01/2028        108,952
   810,808   MONT BLANC CAPITAL CORPORATION++(p)                                                 0.24     10/14/2009        810,738
    96,283   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                           0.35     02/01/2036         96,283
   380,066   NATEXIS BANQUES POPULAIRES                                                          0.20     10/01/2009        380,066
    50,675   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                            0.70     01/01/2018         50,675
   633,444   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                        0.23     10/01/2009        633,444
   161,148   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                            0.36     01/01/2034        161,148
   886,821   ROMULUS FUNDING CORPORATION++(p)                                                    0.55     10/16/2009        886,618
   760,132   ROYAL BANK OF SCOTLAND CT                                                           0.23     10/14/2009        760,132
   886,821   SALISBURY RECEIVABLES COMPANY++(p)                                                  0.22     10/21/2009        886,713
   760,132   SCALDIS CAPITAL LIMITED++(p)                                                        0.27     10/16/2009        760,047
   886,821   SOLITAIRE FUNDING LLC++(p)                                                          0.26     10/13/2009        886,744
   582,768   SURREY FUNDING CORPORATION++(p)                                                     0.23     10/20/2009        582,697
   760,132   TASMAN FUNDING INCORPORATED++(p)                                                    0.25     10/15/2009        760,058
   886,821   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                             0.22     10/19/2009        886,724
   228,040   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                   0.35     07/01/2032        228,040
   785,470   UNICREDITO ITALIANO (NEW YORK)                                                      0.25     10/13/2009        785,470
    76,013   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                   0.38     12/15/2040         76,013
   411,127   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.17     07/28/2008        189,118
   238,740   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.20     08/07/2008        109,820
   291,723   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.29     04/30/2008        134,193
   473,442   VICTORIA FINANCE LLC+++/-####(a)(i)                                                 0.30     02/15/2008        217,783
   760,132   VICTORY RECEIVABLES CORPORATION++(p)                                                0.22     10/07/2009        760,106
                                                                                                                         27,899,866
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,962,953)                                                               35,805,242
                                                                                                                       ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL CAP GROWTH FUND

  SHARES     SECURITY NAME                                                                       YIELD                     VALUE
----------   -------------                                                                     --------                ------------
SHORT-TERM INVESTMENTS: 4.86%
 8,489,615   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                        0.22%(s)              $  8,489,615
TOTAL SHORT-TERM INVESTMENTS (COST $8,489,615)                                                                            8,489,615
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $208,983,172)*                                                                  121.04%                          $211,449,212
OTHER ASSETS AND LIABILITIES, NET                                                     (21.04)                           (36,753,685)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $174,695,527
                                                                                      ------                           ------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,489,615.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $212,967,370 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 21,306,721
GROSS UNREALIZED DEPRECIATION    (22,824,879)
                                ------------
NET UNREALIZED DEPRECIATION      ($1,518,158)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                VALUE
----------   -------------                                                                                             ------------
COMMON STOCKS: 97.95%
AMUSEMENT & RECREATION SERVICES: 0.75%
    27,555   CENTURY CASINOS INCORPORATED+                                                                             $     79,903
                                                                                                                       ------------
APPAREL & ACCESSORY STORES: 0.33%
     16,380   DELIA*S INCORPORATED+                                                                                          35,217
                                                                                                                       ------------
BASIC MATERIALS: 0.67%
     1,875   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                 71,119
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.78%
     4,125   CAVCO INDUSTRIES INCORPORATED+                                                                                 146,438
    15,279   PALM HARBOR HOMES INCORPORATED+                                                                                 44,156
                                                                                                                            190,594
                                                                                                                       ------------
BUSINESS SERVICES: 9.76%
    39,670   3COM CORPORATION+                                                                                              207,474
     2,935   ABM INDUSTRIES INCORPORATED                                                                                     61,752
     6,360   CLARUS CORPORATION+                                                                                             27,984
     1,000   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                                        41,410
     2,700   HEALTHCARE SERVICES GROUP                                                                                       49,572
     1,790   HENRY JACK & ASSOCIATES INCORPORATED                                                                            42,011
    41,910   HILL INTERNATIONAL INCORPORATED+                                                                               297,561
     3,425   IMS HEALTH INCORPORATED                                                                                         52,574
     8,155   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                    61,326
    23,645   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                        200,510
                                                                                                                          1,042,174
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS: 0.48%
    17,660   ORASURE TECHNOLOGIES INCORPORATED+                                                                             51,214
                                                                                                                       ------------
COMMERCIAL SERVICES: 2.39%
    10,398   GEO GROUP INCORPORATED+                                                                                        209,728
     2,610   SAIC INCORPORATED+                                                                                              45,779
                                                                                                                            255,507
                                                                                                                       ------------
COMMUNICATIONS: 4.11%
    23,210   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                        110,248
    13,045   CINCINNATI BELL INCORPORATED+                                                                                   45,658
    37,240   CITADEL BROADCASTING CORPORATION+                                                                                2,309
    51,125   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                                 88,446
    68,825   SANDVINE CORPORATION+                                                                                           82,349
     1,695   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                                       62,630
     4,710   WINDSTREAM CORPORATION                                                                                          47,712
                                                                                                                            439,352
                                                                                                                       ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.22%
    24,369   CHAMPION ENTERPRISES INCORPORATED+                                                                              11,210
     4,670   U.S. HOME SYSTEMS INCORPORATED+                                                                                 11,722
                                                                                                                             22,932
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS: 3.46%
     4,750   1ST UNITED BANCORP INCORPORATED+                                                                                27,313
     4,200   BANCORP INCORPORATED+                                                                                           24,024
     1,390   COMERICA INCORPORATED                                                                                           41,241
    11,775   COMMUNITY BANKERS TRUST CORP                                                                                    40,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
DEPOSITORY INSTITUTIONS (continued)
       600   EAGLE BANCORP INCORPORATED+                                                                               $      5,748
     2,050   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                      25,277
    10,589   FIRST SECURITY GROUP INCORPORATED                                                                               40,768
       890   IBERIABANK CORPORATION                                                                                          40,548
        15   M&T BANK CORPORATION                                                                                               935
     6,508   PACIFIC PREMIER BANCORP INCORPORATED+                                                                           27,984
     1,000   SUNTRUST BANKS INCORPORATED                                                                                     22,550
       650   UNIVEST CORPORATION OF PENNSYLVANIA                                                                             14,086
     3,120   WESTERN UNION COMPANY                                                                                           59,030
                                                                                                                            369,657
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES: 0.50%
     5,135   EL PASO CORPORATION                                                                                             52,993
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.66%
     6,950   BIGBAND NETWORKS INCORPORATED+                                                                                  27,870
    17,350   EMCORE CORPORATION+                                                                                             22,555
    25,508   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                         9,566
    10,850   GLOBECOMM SYSTEMS INCORPORATED+                                                                                 78,880
     4,400   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                    35,421
    30,215   MICRON TECHNOLOGY INCORPORATED+                                                                                247,763
   107,275   MRV COMMUNICATIONS INCORPORATED+                                                                                98,693
     4,085   OSI SYSTEMS INCORPORATED+                                                                                       74,715
    35,340   POWER-ONE INCORPORATED+                                                                                         68,913
     9,255   RICHARDSON ELECTRONICS LIMITED                                                                                  47,201
                                                                                                                            711,577
                                                                                                                       ------------
ENGINEERING: 0.37%
     1,950   ABB LIMITED ADR                                                                                                 39,078
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.73%
    11,800   SYMYX TECHNOLOGIES INCORPORATED+                                                                                78,116
                                                                                                                       ------------
ENTERTAINMENT PRODUCTION: 0.70%
     1,455   DISCOVERY COMMUNICATIONS INCORPORATED - CLASS A+                                                                37,874
     1,275   DISCOVERY COMMUNICATIONS INCORPORATED - CLASS C+                                                                36,835
                                                                                                                             74,709
                                                                                                                       ------------
FINANCIAL SERVICES: 0.62%
     3,085   KBW REGIONAL BANKING ETF                                                                                        65,772
                                                                                                                       ------------
HEALTH SERVICES: 1.28%
     7,028   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                          65,431
     5,090   ENSIGN GROUP INCORPORATED                                                                                       71,413
                                                                                                                            136,844
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES: 10.59%
    12,160   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                         220,582
    18,875   ANWORTH MORTGAGE ASSET CORPORATION                                                                             148,735
    12,485   CAPSTEAD MORTGAGE CORPORATION                                                                                  173,666
     1,135   DYNEX CAPITAL INCORPORATED                                                                                       9,568
     1,910   GLOBAL CONSUMER ACQUISITION CORPORATION+                                                                        18,603
     6,170   HILLTOP HOLDINGS INCORPORATED+                                                                                  75,649
     6,640   MFA MORTGAGE INVESTMENTS INCORPORATED                                                                           52,854
    37,155   ORIGEN FINANCIAL INCORPORATED+                                                                                  59,448
    15,710   PRIMORIS SERVICES CORPORATION                                                                                  113,269
     2,100   REDWOOD TRUST INCORPORATED                                                                                      32,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
     1,335   SILVER STANDARD RESOURCES INCORPORATED+                                                                   $     28,516
     5,305   SUN COMMUNITIES INCORPORATED                                                                                   114,164
    10,217   UMH PROPERTIES INCORPORATED                                                                                     83,269
                                                                                                                          1,130,873
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.48%
    17,120   EMPIRE RESORTS INCORPORATED+                                                                                    51,531
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.04%
     1,735   ACTUANT CORPORATION CLASS A                                                                                     27,864
    10,870   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                    85,438
     9,740   CRAY INCORPORATED+                                                                                              81,134
    11,310   INTERMEC INCORPORATED+                                                                                         159,471
     1,425   KAYDON CORPORATION                                                                                              46,199
       245   LEXMARK INTERNATIONAL INCORPORATED+                                                                              5,277
       925   SMITH INTERNATIONAL INCORPORATED                                                                                26,548
                                                                                                                            431,931
                                                                                                                       ------------
INSURANCE CARRIERS: 1.43%
    24,930   FIRST ACCEPTANCE CORPORATION+                                                                                   67,311
     2,375   MERCURY GENERAL CORPORATION                                                                                     85,928
                                                                                                                            153,239
                                                                                                                       ------------
LEATHER & LEATHER PRODUCTS: 0.15%
    23,155   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                             16,209
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.34%
    32,930   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                       154,771
       825   HAEMONETICS CORPORATION+                                                                                        46,299
    46,501   LTX-CREDENCE CORPORATION+                                                                                       76,727
     2,140   WRIGHT MEDICAL GROUP INCORPORATED+                                                                              38,220
     1,890   ZOLL MEDICAL CORPORATION+                                                                                       40,673
                                                                                                                            356,690
                                                                                                                       ------------
METAL MINING: 11.33%
     2,065   AGNICO-EAGLE MINES LIMITED                                                                                     140,110
       380   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                             26,072
     5,575   GOLDCORP INCORPORATED                                                                                          225,063
    51,590   MINERA ANDES INCORPORATED+                                                                                      32,760
     2,290   NEWMONT MINING CORPORATION                                                                                     100,806
    42,795   PETAQUILLA MINERALS LIMITED+                                                                                    15,963
     7,460   RANDGOLD RESOURCES LIMITED ADR                                                                                 521,305
     1,190   ROYAL GOLD INCORPORATED                                                                                         54,264
    12,675   SAN GOLD CORPORATION+                                                                                           34,707
     9,100   VISTA GOLD CORPORATION+                                                                                         21,658
     3,490   YAMANA GOLD INCORPORATED                                                                                        37,378
                                                                                                                          1,210,086
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.37%
    20,245   ACCO BRANDS CORPORATION+                                                                                       146,169
                                                                                                                       ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.18%
     4,415   YRC WORLDWIDE INCORPORATED+                                                                                     19,647
                                                                                                                       ------------
OIL & GAS EXTRACTION: 15.99%
     2,590   CANADIAN NATURAL RESOURCES LIMITED                                                                             174,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                 VALUE
----------   -------------                                                                                             ------------
OIL & GAS EXTRACTION (continued)
    33,765   ENERGY XXI BERMUDA LIMITED                                                                                $     52,336
    23,450   GLOBAL INDUSTRIES LIMITED+                                                                                     222,775
     8,455   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                     126,656
     1,630   HELMERICH & PAYNE INCORPORATED                                                                                  64,434
     5,385   HERCULES OFFSHORE INCORPORATED+                                                                                 26,440
    12,405   KEY ENERGY SERVICES INCORPORATED+                                                                              107,924
    18,177   MCMORAN EXPLORATION COMPANY+                                                                                   137,236
     1,645   NEWFIELD EXPLORATION COMPANY+                                                                                   70,011
    31,640   NEWPARK RESOURCES INCORPORATED+                                                                                101,564
     3,310   PENN WEST ENERGY TRUST                                                                                          52,430
     4,385   PETROQUEST ENERGY INCORPORATED+                                                                                 28,459
     1,820   PIONEER NATURAL RESOURCES COMPANY                                                                               66,048
     1,625   PRIDE INTERNATIONAL INCORPORATED+                                                                               49,465
     2,622   RANGE RESOURCES CORPORATION                                                                                    129,422
     4,790   SANDRIDGE ENERGY INCORPORATED+                                                                                  62,078
       115   SEAHAWK DRILLING INCORPORATED+                                                                                   3,575
    16,585   TRILOGY ENERGY TRUST                                                                                           118,658
     7,540   WILLBROS GROUP INCORPORATED+                                                                                   114,834
                                                                                                                          1,708,367
                                                                                                                       ------------
OIL FIELD SERVICES: 0.42%
     5,790   TRICO MARINE SERVICES INCORPORATED+                                                                             44,699
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.90%
    10,045   INTEROIL CORPORATION+                                                                                          394,568
     2,245   MARATHON OIL CORPORATION                                                                                        71,616
     2,000   WD-40 COMPANY                                                                                                   56,800
                                                                                                                            522,984
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES: 0.51%
     1,895   ALCOA INCORPORATED                                                                                              24,862
       655   UNITED STATES STEEL CORPORATION                                                                                 29,062
                                                                                                                             53,924
                                                                                                                       ------------
RAILROAD TRANSPORTATION: 0.39%
     1,590   KANSAS CITY SOUTHERN+                                                                                           42,119
                                                                                                                       ------------
REAL ESTATE: 4.06%
    86,720   CHIMERA INVESTMENT CORPORATION                                                                                 331,270
     3,430   HATTERAS FINANCIAL CORPORATION                                                                                 102,831
                                                                                                                            434,101
                                                                                                                       ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.87%
    35,112   INTERTAPE POLYMER GROUP INCORPORATED+                                                                           93,047
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.70%
    12,840   GENTEX CORPORATION                                                                                             181,686
                                                                                                                       ------------
THEATERS & ENTERTAINMENT: 0.76%
     6,580   REGAL ENTERTAINMENT GROUP CLASS A                                                                               81,066
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT: 0.34%
     2,445   ORBITAL SCIENCES CORPORATION+                                                                                   36,602
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS: 0.29%
     6,385   MERGE HEALTHCARE INCORPORATED+                                                                                  26,242

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT SMALL//MID CAP VALUE FUND

  SHARES     SECURITY NAME                                                                                                VALUE
----------   -------------                                                                                             ------------
WHOLESALE TRADE-DURABLE GOODS (continued)
     1,480   PATRICK INDUSTRIES INCORPORATED+                                                                          $      5,210
                                                                                                                             31,452
                                                                                                                       ------------
TOTAL COMMON STOCKS (COST $11,453,408)                                                                                   10,463,180
                                                                                                                       ------------
WARRANTS: 0.56%
    27,025   PRIMORIS SERVICES CORPORATION+                                                                                  60,266
TOTAL WARRANTS (COST $58,016)                                                                                                60,266
                                                                                                                       ------------

                                                                                                            YIELD
                                                                                                          ----------
SHORT-TERM INVESTMENTS: 0.88%
    93,537   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                  0.22%(s)          93,537
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $93,537)                                                                                  93,537
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,604,961)*                                                                              99.39%                $ 10,616,983
OTHER ASSETS AND LIABILITIES, NET                                                                 0.61                       65,529
                                                                                               -------                 ------------
TOTAL NET ASSETS                                                                                100.00%                $ 10,682,512
                                                                                               -------                 ------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $93,537.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $11,992,443 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  1,640,311
GROSS UNREALIZED DEPRECIATION     (3,015,771)
                                ------------
NET UNREALIZED DEPRECIATION      ($1,375,460)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
ASSET BACKED SECURITIES: 6.62%
 $ 301,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2009-2 CLASS A+/-ss               1.51%    03/15/2017   $   306,504
    93,612   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1 CLASS A3                 5.27     11/08/2011        94,136
   100,000   BANK OF AMERICA AUTO TRUST SERIES 2009-2A CLASS A4++                                  3.03     10/15/2016       101,100
    71,000   BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A12 CLASS A12+/-ss                      0.26     03/15/2014        69,785
   207,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS A11+/-ss                0.33     06/17/2019       191,813
   428,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS A3                       5.05     02/16/2016       461,655
    18,681   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1 CLASS A2          5.68     07/25/2036        18,544
    50,771   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1 CLASS A2A+/-ss            0.29     12/25/2036        42,433
   183,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                                     5.28     03/08/2013       191,776
    21,000   DISCOVER CARD MASTER TRUST I SERIES 2005-4 CLASS A2+/-ss                              0.33     06/16/2015        20,277
    51,000   DISCOVER CARD MASTER TRUST SERIES 2006-3 CLASS A1+/-ss                                0.27     03/15/2014        50,183
   241,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-ss                               0.64     06/15/2015       234,656
   251,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                              5.26     04/25/2037       205,815
   100,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2006-3 CLASS 4A                               5.22     06/15/2013       103,978
   112,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                              4.25     02/15/2013       115,115
   209,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2009-1 CLASS A4                               4.55     01/15/2017       219,212
   181,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2009-3 CLASS A4                             3.30     09/15/2015       182,204
   100,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4                                 3.15     03/15/2016       100,035
   318,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
             2002-CIB4 CLASS A3                                                                    6.16     05/12/2034       335,184
    65,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A5 CLASS A5+/-ss                       0.30     10/15/2015        62,795
   478,000   MBNA MASTER CREDIT CARD TRUST SERIES 1997-B CLASS A+/-ss                              0.40     08/15/2014       467,630
    32,185   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-ss                           0.29     01/25/2037        29,684
    29,859   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-ss                          0.30     12/25/2036        27,826
    52,297   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-ss                    0.36     02/25/2047        39,418
   110,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2009-A CLASS A4                            4.74     08/17/2015       116,600
    44,383   SLM STUDENT LOAN TRUST SERIES 2002-5 CLASS A4L+/-ss                                   0.45     09/17/2018        43,946
    35,509   SLM STUDENT LOAN TRUST SERIES 2003-3 CLASS A4+/-ss                                    0.52     12/15/2017        35,251
    27,190   SLM STUDENT LOAN TRUST SERIES 2003-6 CLASS A4+/-ss                                    0.50     12/17/2018        27,024
   101,000   SLM STUDENT LOAN TRUST SERIES 2006-2 CLASS A4+/-ss                                    0.59     10/25/2022        99,818
   182,000   SLM STUDENT LOAN TRUST SERIES 2007-6 CLASS A2+/-ss                                    0.75     01/25/2019       181,155
   276,000   SLM STUDENT LOAN TRUST SERIES 2008-1 CLASS A4A+/-ss                                   1.90     12/15/2032       278,365
   354,000   SLM STUDENT LOAN TRUST SERIES 2008-4 CLASS A4+/-ss                                    2.15     07/25/2022       361,713
   100,000   SLM STUDENT LOAN TRUST SERIES 2008-5 CLASS A4+/-ss                                    2.20     07/25/2023       103,592
   202,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-ss                                    1.60     10/25/2014       203,925
   200,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-ss                        0.34     06/15/2012       198,000
   597,000   TARGET CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-ss                            0.31     10/27/2014       587,527
    66,992   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                             5.41     08/12/2011        67,389
    36,109   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                             5.26     11/14/2011        36,353
   115,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2009-A CLASS A4                              5.12     05/15/2014       122,008
TOTAL ASSET BACKED SECURITIES (COST $6,001,289)                                                                            6,134,424
                                                                                                                         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.41%
   251,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                                       5.42     04/15/2037       248,490
   131,000   ASSET SECURITIZATION CORPORATION SERIES 1996-D3 CLASS A2+/-ss                         7.77     10/13/2026       139,598
   100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2 CLASS B              6.31     06/11/2035       101,785
   160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2               4.65     09/11/2036       163,875
    78,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A3               4.05     11/10/2038        77,973
    40,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A5               4.58     11/10/2038        38,661
    64,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-5 CLASS A2               5.32     09/10/2047        64,228
   334,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2007-2 CLASS A2+/-ss          5.63     04/10/2049       331,564

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   89,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATION SERIES 2006-6 CLASS A2              5.31%    10/10/2045   $    88,966
   321,904   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-WF1
             CLASS A2+/-ss                                                                         7.78     02/15/2032       323,449
    68,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-TOP4
             CLASS A3                                                                              5.61     11/15/2033        71,128
    92,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-PBW1
             CLASS A2+/-ss                                                                         4.72     11/11/2035        95,436
   177,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-T0P8
             CLASS A2                                                                              4.83     08/15/2038       180,497
    56,797   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-T12
             CLASS A3+/-ss                                                                         4.24     08/13/2039        57,200
    93,652   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-PWR4
             CLASS A2+/-ss                                                                         5.29     06/11/2041        95,723
    45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-PWR6
             CLASS A6                                                                              4.83     11/11/2041        44,210
   106,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-T16
             CLASS A6+/-ss                                                                         4.75     02/13/2046       105,057
   124,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-PW10
             CLASS A4+/-ss                                                                         5.41     12/11/2040       121,879
    77,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-PWR9
             CLASS AAB                                                                             4.80     09/11/2042        78,636
   415,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-ss                          6.98     01/17/2032       441,909
   269,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2001-J2A CLASS A2++               6.10     07/16/2034       283,419
   203,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB2A CLASS A4                4.72     03/10/2039       199,251
   109,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE SERIES 2004-LB3A CLASS A5+/-ss           5.45     07/10/2037       108,423
    76,920   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK1
             CLASS A3                                                                              6.38     12/18/2035        79,592
   131,397   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CKN5
             CLASS A4                                                                              5.44     09/15/2034       135,339
    30,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKN2
             CLASS A3                                                                              6.13     04/15/2037        31,701
     5,052   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4
             CLASS A1                                                                              4.49     11/15/2036         5,153
   399,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4
             CLASS A2                                                                              5.18     11/15/2036       411,151
    63,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CP5
             CLASS A2                                                                              4.94     12/15/2035        65,213
    85,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-CK2
             CLASS A4                                                                              4.80     03/15/2036        86,804
    53,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-CPN1
             CLASS A2                                                                              4.60     03/15/2035        53,175
    23,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C1
             CLASS A3                                                                              4.81     02/15/2038        23,137
    81,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C5 CLASS A4+/-ss          5.10     08/15/2038        78,846
   136,231   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B                        7.18     11/10/2033       140,269
   166,000   FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES SERIES K003 CLASS AAB          4.77     05/25/2018       174,785
   235,000   FHLMC SERIES 2558 CLASS BD                                                            5.00     01/15/2018       249,607
    80,000   FHLMC SERIES 2590 CLASS BY                                                            5.00     03/15/2018        84,844
   185,000   FHLMC SERIES 2590 CLASS NU                                                            5.00     06/15/2017       194,840
    53,000   FHLMC SERIES 2676 CLASS CY                                                            4.00     09/15/2018        54,414
   107,000   FHLMC SERIES 2690 CLASS TV                                                            4.50     11/15/2025       110,411
   281,000   FHLMC SERIES 2694 CLASS QG                                                            4.50     01/15/2029       293,235
    41,329   FHLMC SERIES 2727 CLASS PW                                                            3.57     06/15/2029        42,214
    91,000   FHLMC SERIES 2765 CLASS CT                                                            4.00     03/15/2019        91,992
   201,000   FHLMC SERIES 2790 CLASS TN                                                            4.00     05/15/2024       200,571
   191,000   FHLMC SERIES 2843 CLASS BC                                                            5.00     08/15/2019       202,342
   104,000   FHLMC SERIES 2875 CLASS HB                                                            4.00     10/15/2019       104,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    1,000   FHLMC SERIES 2985 CLASS JR                                                            4.50%    06/15/2025   $     1,017
     2,000   FHLMC SERIES 3008 CLASS JM                                                            4.50     07/15/2025         2,025
   377,978   FHLMC SERIES 3028 CLASS PG                                                            5.50     09/15/2035       404,720
   193,000   FHLMC SERIES 3289 CLASS PC                                                            5.00     12/15/2032       200,177
    76,098   FHLMC SERIES 3325 CLASS JL                                                            5.50     06/15/2037        81,236
   178,000   FHLMC SERIES 3372 CLASS BD                                                            4.50     10/15/2022       182,295
    30,870   FHLMC SERIES 3465 CLASS HA                                                            4.00     07/15/2017        32,065
    72,621   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY SERIES 2006-FA6 CLASS 2A10                6.00     11/25/2036        56,509
    99,922   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2000-C2 CLASS A2                 7.20     10/15/2032       102,996
   111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4 CLASS B                  6.42     12/12/2033       112,941
 1,149,937   FNMA SERIES 2001-81 CLASS HE                                                          6.50     01/25/2032     1,240,495
   148,000   FNMA SERIES 2002-94 CLASS HQ                                                          4.50     01/25/2018       155,748
    47,000   FNMA SERIES 2003-108 CLASS BE                                                         4.00     11/25/2018        48,031
    39,000   FNMA SERIES 2003-125 CLASS AY                                                         4.00     12/25/2018        39,692
   184,000   FNMA SERIES 2003-3 CLASS HJ                                                           5.00     02/25/2018       195,686
   103,994   FNMA SERIES 2004-60 CLASS PA                                                          5.50     04/25/2034       110,290
    33,000   FNMA SERIES 2004-80 CLASS LE                                                          4.00     11/25/2019        33,364
    40,000   FNMA SERIES 2004-81 CLASS KE                                                          4.50     11/25/2019        41,513
    89,755   FNMA SERIES 2005-58 CLASS MA                                                          5.50     07/25/2035        96,617
   303,000   FNMA SERIES 2005-69 CLASS JM                                                          4.50     08/25/2025       307,942
   206,000   FNMA SERIES 2007-113 CLASS DB                                                         4.50     12/25/2022       210,884
   400,557   FNMA SERIES 2007-39 CLASS NA                                                          4.25     01/25/2037       416,086
   140,683   FNMA SERIES 2007-77 CLASS MH                                                          6.00     12/25/2036       150,840
    39,000   FNMA SERIES 2008-66 CLASS B                                                           5.00     08/25/2023        41,048
    41,431   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3                     6.03     08/11/2033        42,173
     6,553   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-3 CLASS A1                     5.56     06/10/2038         6,736
   103,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-1A CLASS A3                    6.27     12/10/2035       109,240
   340,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C4 CLASS A4+/-ss               5.51     11/10/2045       324,545
    65,823   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C1 CLASS A2+/-ss         7.72     03/15/2033        66,089
   109,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3 CLASS A2              4.93     07/10/2039       112,765
    79,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2 CLASS A2+/-ss         5.67     05/10/2040        82,404
   626,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3 CLASS A4              5.02     04/10/2040       639,721
   127,000   GNMA SERIES 2006-37 CLASS JG                                                          5.00     07/20/2036       132,012
    25,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG CLASS AAB+/-ss        5.19     04/10/2037        25,515
   202,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5 CLASS A5+/-ss        5.22     04/10/2037       190,025
    67,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2007-GG1 CLASS A6             5.14     06/10/2036        64,864
   336,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2001-GL3A CLASS A2+/-++SS                6.45     08/05/2018       356,264
    64,341   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2000-C10
             CLASS A2+/-ss                                                                         7.37     08/15/2032        64,769
   168,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2001-CIB3
             CLASS A3                                                                              6.47     11/15/2035       176,620
    76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2002-CIB5
             CLASS A2                                                                              5.16     10/12/2037        78,923
   218,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2003-PM1A
             CLASS A4+/-ss                                                                         5.33     08/12/2040       226,934
    14,182   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-LDP3
             CLASS A1                                                                              4.66     08/15/2042        14,258
    77,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-LDP4
             CLASS A4+/-ss                                                                         4.92     10/15/2042        75,713
   140,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2006-LDP7
             CLASS A2+/-ss                                                                         6.05     04/15/2045       142,082

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   45,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2007-CB19
             CLASS A2+/-ss                                                                         5.82%    02/12/2049   $    45,344
   304,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2007-LDPX
             CLASS A2S                                                                             5.31     01/15/2049       290,671
   206,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST                                         5.30     11/15/2038       205,579
    45,400   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C4 CLASS A2                 7.37     08/15/2026        46,395
    63,145   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2000-C5 CLASS A2                 6.51     12/15/2026        65,266
    41,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2 CLASS A2                 6.65     11/15/2027        42,922
   200,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4                 5.59     06/15/2031       208,636
    65,108   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4 CLASS A4                 4.56     09/15/2026        66,874
   125,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C4 CLASS A5                 4.85     09/15/2031       128,161
    33,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C3 CLASS A4                 4.17     05/15/2032        32,643
   304,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS A4                 4.57     01/15/2031       287,186
    51,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7 CLASS A5                 4.63     10/15/2029        47,141
   193,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1 CLASS A2                 5.08     02/15/2031       193,682
   112,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS A2                 5.32     02/15/2040       111,985
   108,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS A3                 5.40     02/15/2040       104,758
   198,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES 2006-1 CLASS A2+/-ss       5.44     02/12/2039       199,477
   183,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-ss                           5.24     11/12/2035       185,600
    76,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A3A+/-ss                          4.95     07/12/2038        75,537
   178,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                                     5.15     06/13/2041       180,240
   291,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A7                                     4.97     04/14/2040       277,699
   133,000   MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A4+/-ss                                5.54     06/15/2038       131,893
    40,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                                     5.17     01/14/2042        40,158
   506,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ6 CLASS A4A                                    4.99     08/13/2042       492,387
    41,000   MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A5                                     4.78     12/13/2041        40,035
    44,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A2                                     5.37     03/12/2044        44,276
    90,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ8 CLASS A4+/-ss                                5.39     03/12/2044        86,064
    51,000   MORGAN STANLEY CAPITAL I SERIES 2007-HQ11 CLASS A31                                   5.44     02/12/2044        47,922
   233,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                                    5.61     04/15/2049       229,471
    93,846   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4                        6.66     02/15/2033        97,079
   402,440   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4                        6.39     10/15/2035       428,985
    36,204   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3                          6.51     04/15/2034        38,269
    33,529   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4                         5.74     12/15/2035        35,140
   383,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2                         4.92     03/12/2035       387,580
   144,667   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4                         5.01     04/15/2038       149,871
   281,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB                        5.04     01/14/2042       291,351
   150,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-ss                   5.35     11/14/2042       156,358
    79,000   MORGAN STANLEY DEAN WITTER CAPTIAL I SERIES 2003-TOP9 CLASS A2                        4.74     11/13/2036        80,227
   226,225   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C                          6.69     03/15/2030       241,491
   191,093   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2                          6.59     12/18/2033       195,863
   118,594   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2                    4.47     03/18/2036       121,384
   492,254   US BANK NA SERIES 2007-1 CLASS A                                                      5.92     05/25/2012       522,773
   167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4                       6.29     04/15/2034       176,439
    63,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2                       3.99     06/15/2035        62,726
    81,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3+/-ss                  4.96     08/15/2035        80,454
    26,930   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A1++                     4.24     10/15/2035        27,292
   116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                       4.45     11/15/2035       116,149

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   91,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS A4                      5.03%    01/15/2041   $    83,242
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $19,861,116)                                                              20,771,575
                                                                                                                         -----------
CORPORATE BONDS & NOTES: 17.31%
BIOTECHNOLOGY: 0.20%
   165,000    AMGEN INCORPORATED                                                                   6.40     02/01/2039       189,134
                                                                                                                         -----------
BREWERY: 0.27%
   210,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                                         7.75     01/15/2019       248,485
                                                                                                                         -----------
CHEMICALS: 0.58%
   200,000   DOW CHEMICAL COMPANY                                                                  4.85     08/15/2012       207,972
   295,000   DOW CHEMICAL COMPANY                                                                  8.55     05/15/2019       331,623
                                                                                                                             539,595
                                                                                                                         -----------
COMMUNICATIONS: 1.65%
   203,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                                    8.38     03/15/2013       235,775
    75,000   DIRECTV HOLDINGS FINANCING INCORPORATED++                                             5.88     10/01/2019        74,531
   225,000   QWEST CORPORATION                                                                     7.50     10/01/2014       227,250
   420,000   VERIZON WIRELESS++                                                                    7.38     11/15/2013       482,313
   140,000   VERIZON WIRELESS++                                                                    8.50     11/15/2018       174,808
   260,000   VERIZON WIRELESS CAPITAL LLC++                                                        3.75     05/20/2011       268,249
    65,000   VERIZON WIRELESS CAPITAL LLC++                                                        5.55     02/01/2014        70,244
                                                                                                                           1,533,170
                                                                                                                         -----------
COMPUTER HARDWARE: 0.08%
    70,000   DELL INCORPORATED                                                                      5.88    06/15/2019        75,044
                                                                                                                         -----------
DEPOSITORY INSTITUTIONS: 2.31%
   160,000   BANK OF AMERICA CORPORATION                                                           7.38     05/15/2014       178,026
   130,000   BANK OF AMERICA CORPORATION                                                           5.75     12/01/2017       129,763
   280,000   BANK OF AMERICA CORPORATION                                                           7.63     06/01/2019       315,501
   250,000   CAPITAL ONE BANK USA NA                                                               8.80     07/15/2019       288,990
   370,000   CITIGROUP INCORPORATED                                                                1.88     10/22/2012       370,717
   198,000   CITIGROUP INCORPORATED                                                                6.13     05/15/2018       194,959
   125,000   CITIGROUP INCORPORATED                                                                8.13     07/15/2039       139,924
   345,000   JPMORGAN CHASE & COMPANY                                                              5.38     10/01/2012       371,216
   155,000   MORGAN STANLEY                                                                        5.63     09/23/2019       152,411
                                                                                                                           2,141,507
                                                                                                                         -----------
ELECTRIC UTILITIES: 0.12%
   100,000   PROGRESS ENERGY INCORPORATED                                                          6.85     04/15/2012       108,832
                                                                                                                         -----------
ELECTRIC, GAS & SANITARY SERVICES: 1.89%
   370,000   DOMINION RESOURCES INCORPORATED PUTTABLE                                              8.88     01/15/2019       468,122
   205,000   DPL INCORPORATED                                                                      6.88     09/01/2011       220,746
   165,000   DUKE ENERGY CORPORATION                                                               6.30     02/01/2014       182,536
    60,000   FIRSTENERGY SOLUTIONS CORPORATION++                                                   4.80     02/15/2015        61,651
   180,000   FIRSTENERGY SOLUTIONS CORPORATION++                                                   6.05     08/15/2021       186,006
   145,000   FIRSTENERGY SOLUTIONS CORPORATION++                                                   6.80     08/15/2039       153,691
   300,000   NEVADA POWER COMPANY SERIES A                                                         8.25     06/01/2011       326,457
   135,000   PACIFICORP                                                                            6.25     10/15/2037       155,813
                                                                                                                           1,755,022
                                                                                                                         -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.59%
$  110,000   CISCO SYSTEMS INCORPORATED                                                            5.90%    02/15/2039   $   119,072
    50,000   EXELON GENERATION COMPANY LLC                                                         5.20     10/01/2019        50,547
   100,000   EXELON GENERATION COMPANY LLC                                                         6.25     10/01/2039       102,066
   255,000   HEWLETT-PACKARD COMPANY                                                               4.75     06/02/2014       273,683
                                                                                                                             545,368
                                                                                                                         -----------
HEALTH SERVICES: 0.17%
   180,000   COVENTRY HEALTH CARE INCORPORATED                                                     5.95     03/15/2017       161,397
                                                                                                                         -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.17%
   125,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                           7.63     10/15/2018       153,821
                                                                                                                         -----------
INSURANCE CARRIERS: 0.36%
   116,000   LIBERTY MUTUAL GROUP++                                                                7.50     08/15/2036        97,957
   215,000   UNITEDHEALTH GROUP INCORPORATED<<                                                     6.88     02/15/2038       237,324
                                                                                                                             335,281
                                                                                                                         -----------
MISCELLANEOUS RETAIL: 0.11%
    90,000   CVS CAREMARK CORPORATION                                                              6.60     03/15/2019       101,454
                                                                                                                         -----------
MOTION PICTURES: 0.10%
    85,000   NEWS AMERICA INCORPORATED++                                                           6.90     08/15/2039        90,490
                                                                                                                         -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.27%
   235,000   AMERICAN EXPRESS COMPANY<<                                                            7.25     05/20/2014       264,038
   145,000   AMERICAN EXPRESS COMPANY                                                              8.15     03/19/2038       176,948
   160,000   CREDIT SUISSE NEW YORK<<                                                              6.00     02/15/2018       167,513
   300,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                              6.00     10/01/2017       315,525
   180,000   JPMORGAN CHASE CAPITAL XXV                                                            6.80     10/01/2037       181,146
    70,000   PRIVATE EXPORT FUNDING CORPORATION                                                    3.05     10/15/2014        69,938
                                                                                                                           1,175,108
                                                                                                                         -----------
OIL & GAS EXTRACTION: 0.50%
   305,000   ANADARKO PETROLEUM CORPORATION<<                                                      8.70     03/15/2019       364,677
    85,000   VALERO ENERGY CORPORATION                                                             9.38     03/15/2019        99,048
                                                                                                                             463,725
                                                                                                                         -----------
PAPER & ALLIED PRODUCTS: 0.11%
    95,000   INTERNATIONAL PAPER COMPANY<<                                                         7.50     08/15/2021       100,659
                                                                                                                         -----------
PHARMACEUTICALS: 0.72%
   110,000   EXPRESS SCRIPTS INCORPORATED                                                          5.25     06/15/2012       116,769
    25,000   EXPRESS SCRIPTS INCORPORATED                                                          6.25     06/15/2014        27,474
   379,000   ROCHE HOLDINGS INCORPORATED++                                                         6.00     03/01/2019       421,880
    85,000   SCHERING-PLOUGH CORPORATION                                                           6.55     09/15/2037       103,116
                                                                                                                             669,239
                                                                                                                         -----------
PIPELINES: 1.06%
   260,000   ENERGY TRANSFER PARTNERS LP                                                           8.50     04/15/2014       300,442
   200,000   ENERGY TRANSFER PARTNERS LP                                                           9.00     04/15/2019       240,472
   425,000   KINDER MORGAN INCORPORATED                                                            6.50     09/01/2012       436,688
                                                                                                                             977,602
                                                                                                                         -----------
REAL ESTATE: 0.99%
   310,000   WEA FINANCE LLC++                                                                     7.50     06/02/2014       334,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
REAL ESTATE (continued)
$  345,000   WEA FINANCE LLC++                                                                     7.13%    04/15/2018   $   359,647
   225,000   WEA FINANCE LLC++<<                                                                   6.75     09/02/2019       227,587
                                                                                                                             921,322
                                                                                                                         -----------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.59%
    55,000   HCP INCORPORATED SERIES MTN                                                           6.30     09/15/2016        52,923
    65,000   HCP INCORPORATED SERIES MTN<<                                                         6.70     01/30/2018        62,539
   185,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                           5.65     12/15/2013       183,027
    35,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                           6.00     01/30/2017        32,688
    80,000   MACK-CALI REALTY CORPORATION                                                          7.75     08/15/2019        82,432
   125,000   SIMON PROPERTY GROUP LP                                                               6.75     05/15/2014       134,060
                                                                                                                             547,669
                                                                                                                         -----------
RETAIL-DRUG STORES: 0.12%
   105,000   CVS CAREMARK CORPORATION                                                              6.13     09/15/2039       106,808
                                                                                                                         -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.59%
   375,000   GOLDMAN SACHS CAPITAL II+/-ss                                                         5.79     05/17/2049       270,000
   260,000   GOLDMAN SACHS GROUP INCORPORATED                                                      5.45     11/01/2012       278,454
   120,000   GOLDMAN SACHS GROUP INCORPORATED                                                      5.13     01/15/2015       125,403
   195,000   GOLDMAN SACHS GROUP INCORPORATED                                                      7.50     02/15/2019       223,005
   255,000   GOLDMAN SACHS GROUP INCORPORATED                                                      6.75     10/01/2037       263,168
   260,000   LAZARD GROUP LLC                                                                      7.13     05/15/2015       262,594
   255,000   LAZARD GROUP LLC                                                                      6.85     06/15/2017       251,358
   370,000   MORGAN STANLEY                                                                        6.00     05/13/2014       393,904
   115,000   MORGAN STANLEY                                                                        7.25     04/01/2032       133,403
   195,000   MORGAN STANLEY SERIES MTN                                                             5.95     12/28/2017       198,538
                                                                                                                           2,399,827
                                                                                                                         -----------
TOBACCO PRODUCTS: 0.29%
   215,000   ALTRIA GROUP INCORPORATED                                                             9.70     11/10/2018       267,042
                                                                                                                         -----------
WHOLESALE TRADE NON-DURABLE GOODS: 0.47%
   110,000   CAREFUSION CORPORATION++                                                              4.13     08/01/2012       112,914
   175,000   CAREFUSION CORPORATION++                                                              5.13     08/01/2014       182,607
   125,000   CAREFUSION CORPORATION++<<                                                            6.38     08/01/2019       135,570
                                                                                                                             431,091
                                                                                                                         -----------
TOTAL CORPORATE BONDS & NOTES (COST $14,814,081)                                                                          16,038,692
                                                                                                                         -----------
FOREIGN CORPORATE BONDS@: 4.71%
   570,000   BP CAPITAL MARKETS PLC                                                                3.88     03/10/2015       588,845
   305,000   BRITISH SKY BROADCASTING GROUP plc++                                                  9.50     11/15/2018       390,241
   165,000   BRITISH TELECOM PLC                                                                   9.13     12/15/2030       211,377
   190,000   CREDIT SUISSE NEW YORK                                                                5.00     05/15/2013       201,080
   110,000   FRANCE TELECOM SA                                                                     7.75     03/01/2011       119,105
   145,000   HSBC HOLDINGS PLC<<                                                                   6.80     06/01/2038       162,706
    90,000   HUSKY ENERGY INCORPORATED                                                             5.90     06/15/2014        97,087
   105,000   HUSKY ENERGY INCORPORATED<<                                                           7.25     12/15/2019       120,429
    40,000   HUSKY ENERGY INCORPORATED                                                             6.80     09/15/2037        43,738
   420,000   PETROBRAS INTERNATIONAL FINANCE COMPANY<<                                             7.88     03/15/2019       484,575
   270,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                                5.50     09/30/2014       286,638
   250,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                                6.33     09/30/2027       245,778
   155,000   RIO TINTO FINANCE USA LIMITED                                                         5.88     07/15/2013       167,001
   135,000   RIO TINTO FINANCE USA LIMITED<<                                                       9.00     05/01/2019       165,722
    65,000   ROGERS CABLE INCORPORATED                                                             5.50     03/15/2014        69,588
   365,000   ROGERS WIRELESS INCORPORATED                                                          6.38     03/01/2014       402,937
   160,000   SUNCOR ENERGY INCORPORATED                                                            6.50     06/15/2038       165,308

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
FOREIGN CORPORATE BONDS (continued)
$  175,000   TELEFONICA EMISIONES SAU<<                                                            5.98%    06/20/2011   $   186,463
    95,000   THOMSON REUTERS CORPORATION                                                           5.95     07/15/2013       104,292
   146,000   WESTFIELD GROUP++                                                                     5.40     10/01/2012       149,985
TOTAL FOREIGN CORPORATE BONDS (COST $4,065,593)                                                                            4,362,895
                                                                                                                         -----------
FOREIGN GOVERNMENT BONDS@: 5.33%
   195,000   BARCLAYS BANK PLC SERIES 1                                                            5.00     09/22/2016       197,490
   200,000   BRAZILIAN GOVERNMENT INTERNATIONAL BOND                                               7.13     01/20/2037       238,500
    70,000   CENOVUS ENERGY INCORPORATED                                                           5.70     10/15/2019        71,777
   185,000   ENEL FINANCE INTERNATIONAL SA                                                         6.00     10/07/2039       184,007
   110,000   ENEL FINANCIAL INTERNATIONAL SA                                                       5.13     10/07/2019       109,516
   105,000   EXPORT-IMPORT BANK OF KOREA                                                           5.50     10/17/2012       110,760
   205,000   EXPORT-IMPORT BANK OF KOREA                                                           5.88     01/14/2015       216,121
   100,000   FEDERAL REPUBLIC OF BRAZIL                                                            5.63     01/07/2041        97,498
   415,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                             4.63     09/11/2015       411,909
   165,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                             5.75     09/11/2019       165,997
   545,000   PROVINCE OF ONTARIO CANADA<<                                                          4.10     06/16/2014       576,209
   240,000   PROVINCE OF ONTARIO CANADA SERIES G                                                   4.00     10/07/2019       239,822
   430,000   REPUBLIC OF KOREA                                                                     7.13     04/16/2019       504,336
    95,000   REPUBLIC OF POLAND<<                                                                  6.38     07/15/2019       106,725
   100,000   REPUBLIC OF SOUTH AFRICA                                                              6.88     05/27/2019       111,500
   285,000   SHELL INTERNATIONAL FINANCE BV<<                                                      3.25     09/22/2015       286,845
   480,000   SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE++                                         2.88     09/22/2014       479,701
   395,000   SWEDISH EXPORT CREDIT                                                                 3.25     09/16/2014       396,431
   360,000   TOTAL CAPITAL SA                                                                      3.13     10/02/2015       358,420
    75,000   VALE OVERSEAS LIMITED                                                                 5.63     09/15/2019        76,288
TOTAL FOREIGN GOVERNMENT BONDS (COST $4,771,074)                                                                           4,939,852
                                                                                                                         -----------
MUNICIPAL BONDS & NOTES: 0.16%
TEXAS: 0.16%
   130,000   NORTH TEXAS TOLLWAY BUILD AMERICA BONDS (TOLL ROAD REVENUE)                           6.72     01/01/2049       145,882
                                                                                                                         -----------
TOTAL MUNICIPAL BONDS & NOTES (COST $130,000)                                                                                145,882
                                                                                                                         -----------
AGENCY SECURITIES: 40.16%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.80%
     3,106   FHLMC #1B7562+/-ss                                                                    5.98     11/01/2037         3,293
    85,919   FHLMC #1G1472+/-ss                                                                    5.73     02/01/2037        90,459
   178,750   FHLMC #1G1522+/-ss                                                                    5.99     01/01/2037       189,404
    29,783   FHLMC #1G1614+/-ss                                                                    5.91     03/01/2037        31,513
   107,866   FHLMC #1G2254+/-ss                                                                    6.37     10/01/2037       113,779
   370,190   FHLMC #1Q0794+/-ss                                                                    5.82     11/01/2038       390,964
   247,302   FHLMC #1Q0809+/-ss                                                                    5.96     03/01/2038       261,464
    63,410   FHLMC #A78331                                                                         6.00     03/01/2034        67,516
   138,790   FHLMC #A79090                                                                         6.50     07/01/2034       149,508
    93,082   FHLMC #E01279                                                                         5.50     01/01/2018        99,674
   129,170   FHLMC #E01497                                                                         5.50     11/01/2018       138,382
   102,912   FHLMC #E01539                                                                         5.50     12/01/2018       110,252
   114,491   FHLMC #G01737                                                                         5.00     12/01/2034       118,825
 2,837,975   FHLMC #G01931                                                                         5.50     10/01/2035     2,981,352
   529,529   FHLMC #G01938                                                                         5.50     09/01/2035       556,281
    18,661   FHLMC #G02199                                                                         5.00     06/01/2036        19,350
   501,340   FHLMC #G04794                                                                         5.50     01/01/2036       526,669
    88,662   FHLMC #G11594                                                                         5.50     08/01/2019        95,083
    82,091   FHLMC #G11653                                                                         5.50     12/01/2019        88,036
   162,795   FHLMC #G11944                                                                         5.50     07/01/2020       173,873
   207,911   FHLMC #G12827                                                                         5.50     02/01/2021       223,099
   123,573   FHLMC #G12888                                                                         5.50     07/01/2018       132,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   67,167   FHLMC #G13169                                                                         5.50%    06/01/2020   $    71,864
   162,084   FHLMC #G13330                                                                         6.00     10/01/2019       173,924
 1,744,575   FHLMC #G13367                                                                         5.50     12/01/2018     1,872,011
    63,919   FHLMC #J02372                                                                         5.50     05/01/2020        68,548
    59,814   FHLMC #J02373                                                                         5.50     05/01/2020        64,146
    74,516   FHLMC #J02376                                                                         6.00     05/01/2020        79,750
   185,750   FHLMC #P10040                                                                         5.50     04/01/2018       195,797
                                                                                                                           9,087,416
                                                                                                                         -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 27.56%
 1,500,000   FNMA%%                                                                                6.00     10/01/2034     1,582,500
   130,841   FNMA #190129                                                                          6.00     11/01/2023       138,926
   201,567   FNMA #190338                                                                          5.50     07/01/2033       212,066
   272,139   FNMA #190375                                                                          5.50     11/01/2036       285,420
    36,884   FNMA #254868                                                                          5.00     09/01/2033        38,292
   367,361   FNMA #310017                                                                          7.00     06/01/2035       454,322
   232,977   FNMA #462404+/-ss                                                                     6.28     09/01/2037       245,600
     6,069   FNMA #725068                                                                          5.50     01/01/2019         6,503
   184,463   FNMA #725423                                                                          5.50     05/01/2034       194,070
   200,170   FNMA #725424                                                                          5.50     04/01/2034       210,596
   550,899   FNMA #725598                                                                          5.50     07/01/2034       578,903
   202,939   FNMA #725866                                                                          4.50     09/01/2034       206,850
   403,759   FNMA #725946                                                                          5.50     11/01/2034       424,284
   192,676   FNMA #735073                                                                          6.00     10/01/2019       206,690
   495,381   FNMA #735228                                                                          5.50     02/01/2035       520,563
   130,664   FNMA #735503                                                                          6.00     04/01/2035       139,043
    22,456   FNMA #735504                                                                          6.00     04/01/2035        23,918
 1,442,539   FNMA #735667                                                                          5.00     07/01/2035     1,496,243
   821,032   FNMA #735676                                                                          5.00     07/01/2035       851,599
    98,401   FNMA #745238                                                                          6.00     12/01/2020       105,712
 1,425,284   FNMA #745751                                                                          5.50     09/01/2035     1,499,518
   359,176   FNMA #878099                                                                          6.00     04/01/2036       380,076
   137,451   FNMA #888560                                                                          6.00     11/01/2035       146,265
   133,453   FNMA #888635                                                                          5.50     09/01/2036       140,403
   114,766   FNMA #888911+/-ss                                                                     6.12     11/01/2037       121,727
   235,929   FNMA #888941+/-ss                                                                     6.02     10/01/2037       249,892
   521,353   FNMA #889069                                                                          5.50     01/01/2021       558,622
   160,221   FNMA #889115                                                                          5.50     12/01/2019       170,873
   374,968   FNMA #889183                                                                          5.50     09/01/2021       401,772
   375,648   FNMA #889213                                                                          5.50     10/01/2020       402,031
 1,007,511   FNMA #889318                                                                          5.50     07/01/2020     1,079,532
   368,171   FNMA #889568                                                                          5.50     03/01/2020       394,490
    57,935   FNMA #893916+/-ss                                                                     6.27     10/01/2036        61,225
    80,940   FNMA #905629+/-ss                                                                     6.11     12/01/2036        85,638
    93,986   FNMA #906403+/-ss                                                                     6.02     01/01/2037        99,502
   118,047   FNMA #906404+/-ss                                                                     5.94     01/01/2037       124,939
    83,088   FNMA #909569+/-ss                                                                     5.88     02/01/2037        87,834
    61,140   FNMA #910293+/-ss                                                                     5.93     03/01/2037        64,645
    97,159   FNMA #914819+/-ss                                                                     5.98     04/01/2037       102,804
    50,217   FNMA #917820+/-ss                                                                     5.69     05/01/2037        52,900
    28,718   FNMA #917828+/-ss                                                                     5.75     05/01/2037        30,244
   105,341   FNMA #917893+/-ss                                                                     5.60     05/01/2037       110,965
   192,083   FNMA #931675                                                                          5.50     01/01/2018       205,394
   301,963   FNMA #931676                                                                          5.50     01/01/2019       323,171
    76,799   FNMA #945657+/-ss                                                                     6.21     09/01/2037        81,127
   111,628   FNMA #946228+/-ss                                                                     6.13     09/01/2037       118,278
   812,864   FNMA #983499                                                                          5.50     07/01/2035       855,201
   955,835   FNMA #985610                                                                          5.50     04/01/2037     1,005,917
 1,572,569   FNMA #995023                                                                          5.50     08/01/2037     1,651,525
   294,913   FNMA #995092                                                                          6.50     12/01/2037       313,634
   537,495   FNMA #995182                                                                          5.50     12/01/2049       575,246
   944,095   FNMA #995226                                                                          6.00     11/01/2038       998,144

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

                                                                                                 INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                         RATE        DATE         VALUE
----------   -------------                                                                       --------   ----------   -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  439,817   FNMA #995485                                                                          6.00%    02/01/2049   $   468,433
   245,448   FNMA #995486                                                                          6.00     02/01/2049       261,418
   251,065   FNMA #995508                                                                          6.00     02/01/2039       267,164
   134,826   FNMA #995511                                                                          5.50     02/01/2049       144,169
   268,322   FNMA #995664                                                                          4.50     04/01/2039       273,493
   125,182   FNMA #995763                                                                          4.50     11/01/2035       127,594
   177,413   FNMA #AD0086+/-ss                                                                     5.69     02/01/2039       186,892
   135,000   FNMA #AD0211                                                                          5.50     05/01/2019       144,656
   105,000   FNMA #AD0212                                                                          5.50     04/01/2021       112,379
 1,000,000   FNMA TBA%%                                                                            5.00     11/13/2034     1,029,062
 1,500,000   FNMA TBA%%                                                                            6.50     12/01/2035     1,591,407
   500,000   FNMA TBA%%                                                                            5.00     10/01/2038       516,406
                                                                                                                          25,538,707
                                                                                                                         -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.80%
 2,000,000   GNMA%%                                                                                4.50     10/01/2039     2,024,376
   529,845   GNMA #782044                                                                          6.50     12/15/2032       568,760
                                                                                                                           2,593,136
                                                                                                                         -----------
TOTAL AGENCY SECURITIES (COST $36,371,468)                                                                                37,219,259
                                                                                                                         -----------
US TREASURY SECURITIES: 10.10%
US TREASURY BONDS: 3.76%
   200,000   US TREASURY BOND<<                                                                    7.13     02/15/2023       268,188
   536,000   US TREASURY BOND<<                                                                    6.25     05/15/2030       701,490
 1,002,000   US TREASURY BOND<<                                                                    5.38     02/15/2031     1,190,501
   402,000   US TREASURY BOND<<                                                                    3.50     02/15/2039       364,187
   309,000   US TREASURY BOND                                                                      4.25     05/15/2039       319,670
   597,000   US TREASURY BOND<<                                                                    4.50     08/15/2039       643,641
                                                                                                                           3,487,677
                                                                                                                         -----------
US TREASURY NOTES: 6.34%
   348,000   US TREASURY NOTE<<                                                                    0.88     05/31/2011       348,829
    90,000   US TREASURY NOTE                                                                      1.00     08/31/2011        90,158
    22,000   US TREASURY NOTE<<                                                                    1.50     07/15/2012        22,110
    93,000   US TREASURY NOTE<<                                                                    1.38     09/15/2012        92,840
   314,000   US TREASURY NOTE<<                                                                    1.88     04/30/2014       310,271
    65,000   US TREASURY NOTE                                                                      2.63     07/31/2014        66,087
   845,000   US TREASURY NOTE                                                                      2.38     09/30/2014       847,180
   109,000   US TREASURY NOTE<<                                                                    3.00     08/31/2016       109,647
 1,669,000   US TREASURY NOTE<<                                                                    2.75     02/15/2019     1,592,722
   828,000   US TREASURY NOTE<<                                                                    3.13     05/15/2019       814,739
 1,535,000   US TREASURY NOTE<<                                                                    3.63     08/15/2019     1,575,533
                                                                                                                           5,870,116
                                                                                                                         -----------
TOTAL US TREASURY SECURITIES (COST $9,309,274)                                                                             9,357,793
                                                                                                                         -----------

                                                                                                   YIELD
                                                                                                 --------
COLLATERAL FOR SECURITIES LENDING: 12.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.73%
   632,650   AIM STIT-LIQUID ASSETS PORTFOLIO                                                      0.28%(s)                  632,650
   632,650   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                          0.21(s)                   632,650
   632,650   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                            0.23(s)                   632,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

PRINCIPAL    SECURITY NAME                                                                        YIELD                     VALUE
----------   -------------                                                                       --------                -----------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
   632,650   DWS MONEY MARKET SERIES INSTITUTIONAL                                                 0.27(s)                   632,650
                                                                                                                           2,530,600
                                                                                                                         -----------

                                                                                                 INTEREST    MATURITY
                                                                                                   RATE        DATE
                                                                                                 --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 9.48%
$  281,178   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                                           0.23%    10/23/2009   $   281,138
   281,178   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                                       0.48     10/07/2009       281,155
   210,883   AMSTEL FUNDING CORPORATION++(p)                                                       1.50     10/02/2009       210,875
   219,670   ANTALIS US FUNDING CORPORATION++(p)                                                   0.22     10/09/2009       219,659
    35,147   ARABELLA FINANCE LLC++(p)                                                             0.55     10/02/2009        35,147
    61,508   ARABELLA FINANCE LLC++(p)                                                             0.55     10/06/2009        61,503
   219,670   BANK OF IRELAND                                                                       0.53     10/01/2009       219,670
   228,457   BELMONT FUNDING LLC++(p)                                                              0.45     10/02/2009       228,454
   210,883   BNP PARIBAS (PARIS)                                                                   0.17     10/01/2009       210,883
     9,665   CALCASIEU PARISH LA+/-ss                                                              0.47     12/01/2027         9,665
   272,391   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                                 0.35     11/01/2026       272,391
    28,118   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                           0.30     06/01/2028        28,118
   155,161   CHEYNE FINANCE LLC+/-++(i)####(a)                                                     0.00     02/25/2008         2,560
   175,736   CITIBANK CREDIT CARD ISSUANCE TRUST++                                                 0.21     10/08/2009       175,729
    23,307   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                             0.40     10/01/2038        23,307
    43,934   COOK COUNTY IL+/-ss                                                                   0.70     11/01/2030        43,934
   263,604   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $263,605)                0.08     10/01/2009       263,604
   210,883   DANSKE BANK A/S COPENHAGEN                                                            0.17     10/01/2009       210,883
   149,376   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                          0.50     12/15/2037       149,376
   131,802   DEXIA DELAWARE LLC                                                                    0.27     10/06/2009       131,797
    87,868   DEXIA DELAWARE LLC                                                                    0.27     10/07/2009        87,864
    35,147   ELYSIAN FUNDING LLC++(p)                                                              0.45     10/01/2009        35,147
    79,081   ELYSIAN FUNDING LLC++(p)                                                              0.45     10/02/2009        79,080
    13,180   ELYSIAN FUNDING LLC++(p)                                                              0.45     10/07/2009        13,179
   131,802   ERASMUS CAPITAL CORPORATION++(p)                                                      0.24     10/13/2009       131,792
   263,604   FORTIS FUNDING LLC++                                                                  0.25     10/22/2009       263,566
   263,604   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED (MATURITY VALUE $263,605)                           0.07     10/01/2009       263,604
   308,063   GRYPHON FUNDING LIMITED(i)(a)                                                         0.00     08/05/2010       104,433
    14,498   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                                 0.36     11/01/2042        14,498
    71,173   HOUSTON TX UTILITY SYSTEM+/-ss                                                        0.50     05/15/2034        71,173
    25,130   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                               0.35     07/01/2029        25,130
    17,574   INDIANA MUNICIPAL POWER AGENCY+/-ss                                                   0.36     01/01/2018        17,574
   272,391   INTESA SANPAOLO SPA                                                                   0.22     10/14/2009       272,391
    96,655   IRISH LIFE & PERMANENT plc++                                                          0.53     10/06/2009        96,648
    61,508   IRISH LIFE & PERMANENT plc++                                                          0.53     10/07/2009        61,502
 1,931,797   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,931,800)              0.06     10/01/2009     1,931,797
    26,360   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                                0.36     04/15/2025        26,360
   175,736   LLOYDS TSB BANK PLC                                                                   0.21     10/30/2009       175,706
   175,736   MANHATTAN ASSET FUNDING COMPANY++(p)                                                  0.15     10/01/2009       175,736
    43,934   MANHATTAN ASSET FUNDING COMPANY++(p)                                                  0.22     10/02/2009        43,934
   219,670   MASSACHUSETTS HEFA+/-ss                                                               0.32     10/01/2034       219,670
    35,147   MISSISSIPPI STATE GO+/-ss                                                             0.40     11/01/2028        35,147
    25,482   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                             0.35     02/01/2036        25,482
    96,655   NATEXIS BANQUES POPULAIRES                                                            0.20     10/01/2009        96,655
    17,574   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                              0.70     01/01/2018        17,574
    43,011   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                              0.36     01/01/2034        43,011
   183,644   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                                0.30     10/13/2009       183,626
    90,504   RHEINGOLD SECURITISATION LIMITED++(p)                                                 0.30     10/21/2009        90,489
   185,402   SCALDIS CAPITAL LIMITED++(p)                                                          0.27     10/08/2009       185,392
    43,934   SOLITAIRE FUNDING LLC++(p)                                                            0.26     10/13/2009        43,930
    87,868   TASMAN FUNDING INCORPORATED++(p)                                                      0.25     10/15/2009        87,860
    57,993   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                                     0.35     07/01/2032        57,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                       PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

VT TOTAL RETURN BOND FUND

   298,751   UNICREDITO ITALIANO (NEW YORK)                                                        0.25     10/13/2009       298,751
    26,360   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                                     0.38     12/15/2040        26,366
   258,058   VICTORIA FINANCE LLC+/-++(i)####(a)                                                   0.20     08/07/2008       118,706
   257,180   VICTORIA FINANCE LLC+/-++(i)####(a)                                                   0.27     05/02/2008       118,303

                                                                                               INTEREST    MATURITY
PRINCIPAL    SECURITY NAME                                                                       RATE        DATE         VALUE
----------   -------------                                                                     --------   ----------   -----------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 406,874    VICTORIA FINANCE LLC+/-++(i)####(a)                                                 0.29%    04/30/2008   $    187,162
                                                                                                                          8,787,079
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,785,218)                                                               11,317,679
                                                                                                                       ------------

SHARES                                                                                           YIELD
------                                                                                         --------
SHORT-TERM INVESTMENTS: 4.79%
 4,443,088   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                    0.22%(s)                   4,443,088
                                                                                                                       ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,443,088)                                                                            4,443,088
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,552,201)*                                                                  123.80%                          $114,731,139
OTHER ASSETS AND LIABILITIES, NET                                                     (23.80)                           (22,058,037)
                                                                                      ------                           ------------
TOTAL NET ASSETS                                                                      100.00%                          $ 92,673,102

                                                                                               INTEREST
PRINCIPAL                                                                                        RATE
---------                                                                                      --------
SCHEDULE OF TBA SALE COMMITMENTS: (1.12%)
$(1,000,000)  FNMA TBA                                                                           5.50%                  (1,042,500)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS (COST $(1,039,688))                                                              (1,042,500)
                                                                                                                        ----------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(p)   ASSET-BACKED COMMERCIAL PAPER.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,443,088.

(s)  RATE SHOWN IS THE 1-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $111,870,530 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 3,971,736
GROSS UNREALIZED DEPRECIATION    (1,111,127)
                                -----------
NET UNREALIZED APPRECIATION     $ 2,860,609

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST FUNDS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The VT Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The VT Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The VT Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the method discussed above, are value at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

As of September 30, 2009, outstanding forward foreign currency exchange contracts to sell were as follows.

                                                                     U.S. Value    In Exchange          Net Unrealized
                             Exchange Date   Contracts to Deliver   at 9/30/2009    for U.S. $   Appreciation/(Depreciation)
                             -------------   --------------------   ------------   -----------   ---------------------------
VT International Core Fund     10/29/2009       173,900,000 JPY      $1,937,659     $1,818,918             ($118,741)
                               12/22/2009           833,000 CHF         804,372        805,898                 1,526

FUTURE CONTRACTS

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At September 30, 2009, the following Fund had long futures contracts outstanding as follows:

                                                                                                    NET UNREALIZED
                                                                   INITIAL CONTRACT     VALUE AT     APPRECIATION
                           EXPIRATION DATE           TYPE               AMOUNT         9/30/2009    (DEPRECIATION)
                           ---------------   -------------------   ----------------   -----------   --------------
VT Asset Allocation Fund    December 2009      117 Long S&P 500      $29,875,207      $30,797,325      $922,118
                            December 2009     12 Long US T-Bond      $ 1,422,293      $ 1,456,500      $ 34,207

At September 30, 2009, the following Fund had short futures contracts outstanding as follows:

                                                                                                    NET UNREALIZED
                                                                   INITIAL CONTRACT    VALUE AT      APPRECIATION
                           EXPIRATION DATE           TYPE               AMOUNT         9/30/2009    (DEPRECIATION)
                           ---------------   -------------------   ----------------   -----------   --------------
VT Asset Allocation Fund    December 2009    242 Short US T-Bond      $28,938,906      29,372,750      (433,844)

FAIR VALUATION MEASUREMENTS

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in securities:

                                                             SIGNIFICANT
                                                                OTHER       SIGNIFICANT
                                                              OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICES      INPUTS        INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES                       LEVEL 1        LEVEL 2        LEVEL 3      AS OF 9/30/2009
-------------------------                    -------------   -----------   ------------   ----------------
VT ASSET ALLOCATION FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $66,984,631    $         0     $      0       $ 66,984,631
   CORPORATE DEBT SECURITIES                            0     21,396,378      929,258         22,325,636
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0      5,049,047            0          5,049,047
   DEBT SECURITIES ISSUED BY US TREASURY
      AND US GOVERNMENT AGENCIES                        0     46,801,140            0         46,801,140
   SHORT-TERM INVESTMENTS                      15,144,530     11,217,954            0         26,362,484
                                              -----------    -----------     --------       ------------
                                              $82,129,161    $84,464,519     $929,258       $167,522,938
                                              -----------    -----------     --------       ------------
VT C&B LARGE CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $14,103,397    $         0     $      0       $ 14,103,397
      PREFERRED STOCKS                                  0        248,391            0            248,391
   CORPORATE DEBT SECURITIES                            0      1,378,295       17,271          1,395,566
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0        196,509            0            196,509
   SHORT-TERM INVESTMENTS                         617,706         71,204            0            688,910
                                              -----------    -----------     --------       ------------
                                              $14,721,103    $ 1,894,399     $ 17,271       $ 16,632,773
                                              -----------    -----------     --------       ------------
VT DISCOVERY FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $81,636,969    $         0     $      0       $ 81,636,969
   CORPORATE DEBT SECURITIES                            0     14,083,905      757,168         14,841,073
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0      2,008,006            0          2,008,006
   SHORT-TERM INVESTMENTS                       6,792,374        727,601            0          7,519,975
                                              -----------    -----------     --------       ------------
                                              $88,429,343    $16,819,512     $757,168       $106,006,023
                                              -----------    -----------     --------       ------------
VT EQUITY INCOME FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $53,054,428    $         0     $      0       $ 53,054,428
   CORPORATE DEBT SECURITIES                            0      2,258,782       22,510          2,281,292
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0        322,044            0            322,044
   SHORT-TERM INVESTMENTS                       1,569,281        116,694            0          1,685,975
                                              -----------    -----------     --------       ------------
                                              $54,623,709    $ 2,697,520     $ 22,510       $ 57,343,739
                                              -----------    -----------     --------       ------------
VT INTERNATIONAL CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $18,679,598    $         0     $      0       $ 18,679,598
      PREFERRED STOCKS                                  0        209,876            0            209,876
      RIGHTS                                            0          4,325            0              4,325
   CORPORATE DEBT SECURITIES                            0        261,931        3,102            265,033
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0         37,346            0             37,346
   SHORT-TERM INVESTMENTS                         208,042         13,532            0            221,574
                                              -----------    -----------     --------       ------------
                                              $18,887,640    $   527,010     $  3,102       $ 19,417,752
                                              -----------    -----------     --------       ------------

                                                             SIGNIFICANT
                                                                OTHER       SIGNIFICANT
                                                              OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICES      INPUTS        INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES                       LEVEL 1        LEVEL 2        LEVEL 3      AS OF 9/30/2009
-------------------------                    -------------   -----------   ------------   ----------------
VT LARGE COMPANY CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $ 10,480,473   $         0    $        0      $ 10,480,473
   CORPORATE DEBT SECURITIES                             0       869,825        27,091           896,916
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0       124,014             0           124,014
   SHORT-TERM INVESTMENTS                          366,428        44,937             0           411,365
                                              ------------   -----------    ----------      ------------
                                              $ 10,846,901   $ 1,038,776    $   27,091      $ 11,912,768
                                              ------------   -----------    ----------      ------------
VT LARGE COMPANY GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $ 67,733,079   $         0    $        0      $ 67,733,079
   CORPORATE DEBT SECURITIES                             0     5,813,992       227,786         6,041,778
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0       828,926             0           828,926
   SHORT-TERM INVESTMENTS                        2,588,715       300,362             0         2,889,077
                                              ------------   -----------    ----------      ------------
                                              $ 70,321,794   $ 6,943,280    $  227,786      $ 77,492,860
                                              ------------   -----------    ----------      ------------
VT MONEY MARKET FUND
   CORPORATE DEBT SECURITIES                  $          0   $29,359,996    $        0      $ 29,359,996
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0     4,054,980             0         4,054,980
   OTHER                                                 0     6,269,019             0         6,269,019
   REPURCHASE AGREEMENTS                                 0     8,329,397             0         8,329,397
                                              ------------   -----------    ----------      ------------
                                              $          0   $48,013,392    $        0      $ 48,013,392
                                              ------------   -----------    ----------      ------------
VT OPPORTUNITY FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $139,471,280   $         0    $        0      $139,471,280
      MUTUAL FUNDS                               5,281,182             0             0         5,281,182
   CORPORATE DEBT SECURITIES                             0    10,112,337     2,401,984        12,514,321
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0     1,916,188             0         1,916,188
   SHORT-TERM INVESTMENTS                       13,894,230       543,874             0        14,438,104
                                              ------------   -----------    ----------      ------------
                                              $158,646,692   $12,572,399    $2,401,984      $173,621,075
                                              ------------   -----------    ----------      ------------
VT SMALL CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $167,154,355   $         0    $        0      $167,154,355
   CORPORATE DEBT SECURITIES                             0    22,482,368     1,050,604        23,532,972
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS                0     3,205,413             0         3,205,413
   SHORT-TERM INVESTMENTS                       16,394,991     1,161,481             0        17,556,472
                                              ------------   -----------    ----------      ------------
                                              $183,549,346   $26,849,262    $1,050,604      $211,449,212
                                              ------------   -----------    ----------      ------------
VT SMALL/MID CAP VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS                           $ 10,463,180   $         0    $        0      $ 10,463,180
      WARRANTS                                           0        60,266             0            60,266
   SHORT-TERM INVESTMENTS                           93,537             0             0            93,537
                                              ------------   -----------    ----------      ------------
                                              $ 10,556,717   $    60,266    $        0      $ 10,616,983
                                              ------------   -----------    ----------      ------------

                                                             SIGNIFICANT
                                                                OTHER       SIGNIFICANT
                                                              OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICES      INPUTS        INPUTS      TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES                       LEVEL 1        LEVEL 2        LEVEL 3      AS OF 9/30/2009
-------------------------                    -------------   -----------   ------------   ----------------
VT TOTAL RETURN BOND FUND
   ASSET-BACKED SECURITIES                     $        0    $  6,134,424   $        0      $  6,134,424
   COLLATERALIZED MORTGAGE OBLIGATIONS                  0      20,596,790      174,785        20,771,575
   MORTGAGE-BACKED SECURITIES                           0      37,807,437      454,322        38,261,759
   CORPORATE DEBT SECURITIES                            0      26,756,487      531,164        27,287,651
   DEBT SECURITIES ISSUED BY FOREIGN
      GOVERMENTS                                        0       3,275,093            0         3,275,093
   DEBT SECURITIES ISSUED BY STATES IN THE
      U.S. AND ITS POLITICAL SUBDIVISIONS               0      10,610,444            0        10,610,444
   SHORT-TERM INVESTMENTS                       6,973,688       2,459,005            0         9,432,693
                                               ----------    ------------   ----------      ------------
                                               $6,973,688    $107,639,680   $1,160,271      $115,773,639
                                               ----------    ------------   ----------      ------------

Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds' investments in other financial instruments:*

`                                                            SIGNIFICANT
                                                                OTHER       SIGNIFICANT
                                                              OBSERVABLE   UNOBSERVABLE
                                             QUOTED PRICES      INPUTS        INPUTS
VARIABLE TRUST FUNDS                            LEVEL 1        LEVEL 2        LEVEL 3           TOTAL
--------------------                         -------------   -----------   ------------   ----------------
VT ASSET ALLOCATION FUND                        $ 522,481         $0            $0           $ 522,481
VT INTERNATIONAL CORE FUND                       (117,215)         0             0            (117,215)

* Other financial instruments may include: futures, options, forwards, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                         VT INTERNATIONAL CORE
                                          VT ASSET      VT C&B LARGE    VT DISCOVERY      VT EQUITY               FUND
                                         ALLOCATION    CAP VALUE FUND       FUND         INCOME FUND   -------------------------
                                       CORPORATE DEBT  CORPORATE DEBT  CORPORATE DEBT  CORPORATE DEBT    COMMON   CORPORATE DEBT
                                         SECURITIES      SECURITIES      SECURITIES      SECURITIES      STOCKS      SECURITY
                                       --------------  --------------  --------------  --------------  ---------  --------------
Balance as of 12/30/2008                 $1,518,249       $25,616        $1,689,971      $ 171,469     $ 403,094     $ 5,572
   Accrued discounts (premiums)                   0             0                 0              0             0           0
   Realized gain (loss)                           0        (1,871)          (80,472)        (4,702)            0        (341)
   Change in unrealized appreciation
      (depreciation)                        (51,426)         (501)          (23,413)           904             0         (40)
   Net purchases (sales)                   (537,565)       (5,973)         (828,918)      (145,161)            0      (2,089)
   Transfers in and/or out of Level 3             0             0                 0              0      (403,094)          0
Balance as of 9/30/2009                  $  929,258       $17,271        $  757,168      $  22,510     $       0     $ 3,102
                                         ----------       -------        ----------      ---------     ---------     -------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at 9/30/2009    $  (51,426)      $   329        $   12,981      $   1,986     $       0     $   109

                                          VT LARGE        VT LARGE
                                           COMPANY         COMPANY     VT OPPORTUNITY   VT SMALL CAP
                                          CORE FUND      GROWTH FUND        FUND         GROWTH FUND   VT SMAL/MID CAP
                                       CORPORATE DEBT  CORPORATE DEBT  CORPORATE DEBT  CORPORATE DEBT     VALUE FUND
                                         SECURITIES      SECURITIES      SECURITIES      SECURITIES      COMMON STOCKS
                                       --------------  --------------  --------------  --------------  ---------------
Balance as of 12/30/2008                  $24,258        $ 464,889       $1,568,835      $1,976,991       $ 39,282
   Accrued discounts (premiums)                 0                0                0               0              0
   Realized gain (loss)                    (2,272)         (13,721)        (252,452)       (134,688)             0
   Change in unrealized appreciation
      (depreciation)                       (1,269)         (17,222)         (21,920)          6,046              0
   Net purchases (sales)                    6,374         (206,160)       1,107,521        (797,745)             0
   Transfers in and/or out of Level 3           0                0                0               0        (39,282)
Balance as of 9/30/2009                   $27,091        $ 227,786       $2,401,984      $1,050,604       $      0
                                          -------        ---------       ----------      ----------       --------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at 9/30/2009     $    33        $  (6,273)      $   93,532      $   56,544       $     (0)

                                                                       VT TOTAL RETURN BOND FUND
                                       ----------------------------------------------------------------------------------------
                                                     COLLATERALIZED                                   DEBT SECURITIES ISSUED BY
                                       ASSET-BACKED     MORTGAGE     MORTGAGE-BACKED  CORPORATE DEBT    THE US TREASURY AND US
                                        SECURITIES     OBLIGATIONS      SECURITIES      SECURITIES       GOVERNMENT AGENCIES
                                       ------------  --------------  ---------------  --------------  -------------------------
Balance as of 12/30/2008                 $ 86,630       $      0       $ 3,692,992       $210,356             $ 493,316
   Accrued discounts (premiums)                (3)          (126)             (467)             0                   (22)
   Realized gain (loss)                    (2,175)             0            65,872              0                21,518
   Change in unrealized appreciation
      (depreciation)                       13,673          7,254            47,271        (24,641)              (26,851)
   Net purchases (sales)                  (98,125)       167,658          (933,853)       345,449              (487,963)
   Transfers in and/or out of Level 3           0              0        (2,417,493)             0                     0
Balance as of 9/30/2009                  $      0       $174,785       $   454,322       $531,164             $       0
                                         --------       --------       -----------       --------             ---------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at 9/30/2009    $ 13,673       $  7,254       $    47,271       $(24,641)            $ (26,851)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

                                        Date: November 23, 2009


                                        By: /s/ David S. Berardi

                                                David S. Berardi
                                                Treasurer

                                        Date: November 23, 2009

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

                                        Date: November 23, 2009


                                        By: /s/ David S. Berardi

                                                David S. Berardi
                                                Treasurer

                                        Date: November 23, 2009